                                            REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
          Pre-Effective Amendment No. ___                                / /
          Post-Effective Amendment No. 30                                /X/

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                  Amendment No. 9                        /X/
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT SL
                           ---------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

         5069 154th Place N.E., Redmond, Washington             98052
         ------------------------------------------             -----
     (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                              Jacqueline Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

Approximate date of Proposed Public Offering             As Soon as Practicable
                                                         after Effective Date

It is proposed that this filing will become effective:
   / / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ On April 29, 2005 pursuant to paragraph (b) of Rule 485
   / /  60 days after filing pursuant to paragraph (a) of Rule 485
   / /  On _________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
      / / This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                   ----------

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

PREMIER
ACCUMULATION LIFE(R)
INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE
POLICY

issued by

SYMETRA SEPARATE
ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-877-796-3872 or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: April 29, 2005


AIM VARIABLE INSURANCE FUNDS
            -  AIM V.I. Real Estate Fund (Series I shares)
            -  AIM V.I. Capital Development Fund (Series II shares)
            -  AIM V.I. International Growth Fund (Series II shares)
            -  AIM V.I. Capital Appreciation Fund (Series II shares)

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

            -  American Century Investments VP Balanced Fund
            -  American Century Investments VP International Fund
            -  American Century Investments VP Value Fund
            -  American Century Investments VP Ultra(R) Class II Fund
            -  American Century Investments VP Large Company Value Class II Fund
            -  American Century Investments VP Inflation Protection Bond
               Class II Fund


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
            -  Dreyfus IP - MidCap Stock Portfolio - Initial Shares
            -  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
            -  Dreyfus VIF - Appreciation Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES


FEDERATED INSURANCE SERIES
            -  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

            -  Fidelity VIP Money Market Portfolio - Initial Share Class
            -  Fidelity VIP Growth Portfolio - Initial Share Class
            -  Fidelity VIP Growth & Income Portfolio - Initial Share Class
            -  Fidelity VIP Contrafund(R) Portfolio - Initial Share Class
            -  Fidelity VIP Equity-Income Portfolio - Initial Share Class
            -  Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

            -  Franklin Small-Mid Cap Growth Securities Fund - Class 2

            -  Franklin U.S. Government Fund - Class 2

            -  Franklin Flex Cap Growth Securities Fund - Class 2
            -  Franklin Small Cap Value Securities Fund - Class 2

            -  Franklin Income Securities Fund - Class 2
            -  Templeton Developing Markets Securities Fund - Class 2
            -  Templeton Growth Securities Fund - Class 2
            -  Templeton Global Income Securities Fund - Class 2
            -  Mutual Shares Securities Fund - Class 2


J.P. MORGAN SERIES II TRUST

            -  JPMorgan Mid Cap Value Portfolio
            -  JPMorgan International Equity Portfolio

PIONEER VARIABLE CONTRACTS TRUST
            -  Pioneer Equity Income VCT Portfolio - Class II Shares
            -  Pioneer Small Cap Value VCT Portfolio - Class II Shares
            -  Pioneer Emerging Markets VCT Portfolio - Class II Shares
            -  Pioneer Strategic Income VCT Portfolio - Class II Shares
            -  Pioneer High Yield VCT Portfolio - Class II Shares

PIMCO VARIABLE INSURANCE TRUST

            - PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares
            -  PIMCO All Asset Portfolio - Advisor Class Shares


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
BENEFIT SUMMARY                                                               1

RISK SUMMARY                                                                  2

FEE TABLE                                                                     3

POLICY DIAGRAM                                                                8

1.  THE POLICY                                                                9
    Owner                                                                     9
    Insured                                                                   9
    Beneficiary                                                               9
    Assignment                                                                9

2.  PREMIUMS                                                                  9
    Allocation of Premium and Cash Value                                     10
    Accumulation Units                                                       10
    Policy Lapse and Grace Period                                            10
    Reinstatement                                                            10
    Right to Examine                                                         11

3.  INVESTMENT OPTIONS                                                       11
    Variable Investment Options                                              11
    Changes to the Investment Options                                        15
    Voting Rights                                                            15
    Disregard of Voting Instructions                                         16
    Fixed Account                                                            16
    Transfers Among Portfolios and the Fixed Account                         16
    Transfer Transactions Available                                          16
    Scheduled Transfers                                                      16
    Limits on Excessive Transfers and Market
      Timing Activity                                                        16

4.  CHARGES AND EXPENSES                                                     18
    Insurance Charge                                                         18
    Monthly Charges                                                          18
    Surrender Charge                                                         18
    Premium Tax Charge                                                       19
    Income or Other Taxes                                                    19
    Portfolio Expenses                                                       19

5.  INSURANCE BENEFITS                                                       19
    Changes in the Face Amount of Insurance
      and/or the Death Benefit Options                                       20
    Guaranteed Death Benefit Endorsement                                     20
    Extended Maturity Benefit Endorsement                                    20
    Exchanges and Conversion                                                 20
    Additional Benefits                                                      20

6.  TAXES                                                                    21
    In General                                                               21
    Tax Status of the Policy                                                 21
    Modified Endowment Contracts                                             22
    Investor Control and Diversification                                     22
    Tax Withholding                                                          22
    Business Use of Policy                                                   22
    Qualified Plans                                                          23

7.  ACCESS TO YOUR MONEY                                                     23
    Loans                                                                    23
    Withdrawals                                                              24
    SMART(R) Distributions                                                   24
    Surrender                                                                24
    Maturity Date                                                            24
    Minimum Value                                                            24

8.  OTHER INFORMATION                                                        24
    Symetra Life                                                             24
    Separate Account                                                         24
    Changes to the Separate Account                                          25
    General Account                                                          25
    Distribution (Principal Underwriter)                                     25
    Legal Proceedings                                                        25
    Right to Suspend Payments, Transfers, Loans, or
      Withdrawals                                                            25
    Reports to Policy Owners                                                 25
    Amendments to the Policy                                                 26
    Website Information                                                      26
    Financial Statements                                                     26

9.  HYPOTHETICAL ILLUSTRATIONS                                               27

                                 BENEFIT SUMMARY

  You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS


Currently, the separate account invests in 53 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the fixed account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.


ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.


SURRENDERS. At any time while the policy is in force and the insured is alive, you may surrender your policy for the net cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

WITHDRAWAL. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals will affect the death benefit and may have tax consequences.


TRANSFERS. You can transfer money among any of the available investment options or between the fixed account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

LOAN BENEFITS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

TAX BENEFITS


We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

                                  RISK SUMMARY

  You should refer to your policy for actual and complete terms of the policy.

POLICY LAPSE RISK


You must have sufficient money ("net cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.


INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the fixed account, which credits guaranteed interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.

The risks and benefits of each portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.

WITHDRAWALS


There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an affect on your net cash surrender value and the death benefit payable under your policy. They may also have tax consequences. Withdrawals also increase the risk that:


   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lose its current tax status;
   -  your policy will lapse;
   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

TAX RISKS


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.


LOAN RISKS


There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rates that may be available in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the net cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.


INQUIRIES

FOR GENERAL CORRESPONDENCE, PLEASE CONTACT OUR HOME OFFICE AT:

     Symetra Life Insurance Company
     PO Box 34690
     Seattle, WA 98124-1690
     1-877-796-3872

FOR PAYMENTS, PLEASE CONTACT OUR BILLING CENTER AT:

     PO Box 34815
     Seattle, WA 98124

FOR OVERNIGHT MAIL, PLEASE CONTACT US AT:

     5069 154th Place NE
     Redmond, WA 98052-9669


     AFTER JULY 15, 2005:
     777 108th Ave. NE
     Bellevue, WA 98004


ON THE INTERNET, PLEASE GO TO:

     http:\\www.symetra.com

                      SYMETRA SEPARATE ACCOUNT SL FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

                                TRANSACTION FEES

The Transactions Table describes the fees and expenses that you will pay when you buy or surrender the policy.

          CHARGE                           WHEN CHARGE IS DEDUCTED                            MAXIMUM AMOUNT DEDUCTED
---------------------------  -----------------------------------------------------------------------------------------------------
PREMIUM TAXES (1)                        Upon payment of each premium            3.5% of each premium

SURRENDER CHARGE (2)           Upon surrender or decrease in face amount during  The lesser of:
                                           the first 10 policy years
                                                                                 a)  50% of the scheduled annual level premium
                                                                                     for years 1 through 6, or

                                                                                 b)  30% of the actual premium paid in the first
                                                                                     year, up to the annual level premium, plus 9%
                                                                                     of all other premiums paid, less the amount
                                                                                     of surrender.

(1) States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2) If the surrender charge is calculated using method (a) above, the percentage will decrease by 10% per year for years 7 through 10 until there is no charge in years eleven and later.

            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.


                                                                                  AMOUNT DEDUCTED
                                   WHEN CHARGE IS  -------------------------------------------------------------------------
             CHARGE                   DEDUCTED              GUARANTEED CHARGE                       CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (1)           Monthly
Minimum Charge                                     $0.06 per $1,000 per net amount of     $0.06 per $1,000 per net amount of
                                                                  risk                                   risk
Maximum Charge                                      $83.33 per $1,000 per net amount       $83.33 per $1,000 per net amount
                                                                 of risk                                of risk
35 year old Male Non-Smoker (2)                    $0.14 per $1,000 per net amount of     $0.14 per $1,000 per net amount of
                                                                  risk                                   risk

MORTALITY AND EXPENSE RISK CHARGE                      Annual rate of 0.70% of the            Annual rate of 0.70% of the
                                        Daily       average daily net asset value of       average daily net asset value of
                                                             each portfolio                         each portfolio

ADMINISTRATION CHARGE                  Monthly
   After 1st policy year                                          $8.00                                  $5.00
   During 1st policy year                                        $28.00                                 $25.00



(1) These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.


                               LOAN INTEREST RATES

NET INTEREST CHARGED ON LOANS      WHEN CHARGE IS DEDUCTED          MAXIMUM RATE              CURRENT RATE
---------------------------------------------------------------------------------------------------------------
NON-PREFERRED LOANS             On Loan Date and each Policy    2% of the loan amount     2% of the loan amount
                                   Anniversary thereafter

PREFERRED LOANS                 On Loan Date and each Policy    0% of the loan amount     0% of the loan amount
                                   Anniversary thereafter

                            ADDITONAL BENEFIT CHARGES

                                                                                    AMOUNT DEDUCTED
                                                  WHEN CHARGE IS  ----------------------------------------------------
                       CHARGE                        DEDUCTED         GUARANTEED CHARGE           CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------------
ADDITIONAL TERM INSURANCE RIDER (1)                   Monthly
Minimum Charge                                                    $0.06 per $1,000 per net    $0.05 per $1,000 per net
                                                                       amount of risk             amount of risk
Maximum Charge                                                    $83.33 per $1,000 per net  $83.33 per $1,000 per net
                                                                       amount of risk             amount of risk
35 year old Male Non-Smoker (2)                                   $0.14 per $1,000 per net    $0.12 per $1,000 per net
                                                                       amount of risk             amount of risk

20 YEAR LEVEL TERM RIDER (1)                          Monthly
Minimum Charge                                                    $0.06 per $1,000 per net    $0.06 per $1,000 per net
                                                                       amount of risk              amount of risk
Maximum Charge                                                    $41.12 per $1,000 per net  $25.49 per $1,000 per net
                                                                       amount of risk             amount of risk
35 year old Male Non-Smoker (2)                                   $0.25 per $1,000 per net    $0.20 per $1,000 per net
                                                                       amount of risk              amount of risk

WAIVER OF PREMIUM PRIMARY INSURED (1)                 Monthly
Minimum Charge                                                    $0.02 per $1,000 per net    $0.02 per $1,000 per net
                                                                       amount of risk              amount of risk
Maximum Charge                                                    $0.63 per $1,000 per net    $0.63 per $1,000 per net
                                                                       amount of risk              amount of risk
35 year old Male Non-Smoker (2)                                   $0.03 per $1,000 per net    $0.03 per $1,000 per net
                                                                       amount of risk              amount of risk

WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED (1)      Monthly
Minimum Charge                                                    $0.02 per $1,000 per net    $0.02 per $1,000 per net
                                                                       amount of risk              amount of risk
Maximum Charge                                                    $0.96 per $1,000 per net    $0.96 per $1,000 per net
                                                                       amount of risk              amount of risk
35 year old Male Non-Smoker (2)                                   $0.04 per $1,000 per net    $0.04 per $1,000 per net
                                                                       amount of risk              amount of risk

ACCIDENTAL DEATH BENEFIT (1)                          Monthly
Minimum Charge                                                    $0.08 per $1,000 per net    $0.08 per $1,000 per net
                                                                       amount of risk              amount of risk
Maximum Charge                                                    $0.48 per $1,000 per net    $0.48 per $1,000 per net
                                                                       amount of risk              amount of risk
35 year old Male Non-Smoker (2)                                   $0.08 per $1,000 per net    $0.08 per $1,000 per net
                                                                       amount of risk              amount of risk

INSURED CHILDREN'S TERM INSURANCE
(FLAT ANNUAL RATE ON $10,000 FACE AMOUNT)             Monthly               $5.00                           $5.00

GUARANTEED INSURABILITY OPTION (1)                    Monthly
Minimum Charge                                                    $0.06 per $1,000 per net   $0.06 per $1,000 per net
                                                                       amount of risk             amount of risk
Maximum Charge                                                    $0.18 per $1,000 per net   $0.18 per $1,000 per net
                                                                       amount of risk             amount of risk
35 year old Male Non-Smoker (2)                                   $0.17 per $1,000 per net   $0.17 per $1,000 per net
                                                                       amount of risk             amount of risk

(1) These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.

                         TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/04. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.


           TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              MINIMUM   MAXIMUM
-----------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including
management fees, distribution (12b-1) fees and other expenses      0.10%      2.11%


                           SYMETRA SEPARATE ACCOUNT SL
                          PORTFOLIO OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. The table below shows the Total Annual Portfolio Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.


We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


                                                                                                                    NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                    PORTFOLIO
                                                                                                                    OPERATING
                                                                                          TOTAL                     EXPENSES
                                                                                          ANNUAL    CONTRACTUAL    (AFTER ANY
                                                              DISTRIBUTION              PORTFOLIO     EXPENSE     REIMBURSEMENT
                                                 MANAGEMENT  SERVICE (12b-1)   OTHER    OPERATING    WAIVER OR      AND WAIVER
                                                    FEES          FEES        EXPENSES   EXPENSES  REIMBURSEMENT    AGREEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund (Series I shares) (1)     0.90%         None          0.52%      1.42%     -0.15%(2)      1.27%(2)(3)
AIM V.I. Capital Appreciation Fund (Series II
shares) (1)                                         0.61%         0.25%         0.30%      1.16%         -          1.16%(4)
AIM V.I. Capital Development Fund (Series II
shares) (1)                                         0.75%         0.25%         0.35%      1.35%     -0.01%(2)      1.34%(2)(4)
AIM V.I. Growth Fund (Series I shares) (1)(5)       0.63%         None          0.28%      0.91%         -          0.91%(3)
AIM V.I. International Growth Fund (Series II
Shares) (1)                                         0.74%         0.25%         0.40%      1.39%         -          1.39%(4)
American Century Investments VP Balanced Fund       0.90%         None          0.00%      0.90%         -          0.90%
American Century Investments VP International
Fund                                                1.33%         None          0.01%      1.34%         -          1.34%
American Century Investments VP Value Fund          0.95%         None          0.00%      0.95%         -          0.95%
American Century Investments VP Ultra(R)
Class II Fund                                       0.90%         0.25%         0.01%      1.16%         -          1.16%
American Century Investments VP Large Company
Value Class II Fund                                 0.80%         0.25%         0.00%      1.05%         -          1.05%
American Century VP Inflation Protection Bond
Class II Fund                                       0.50%         0.25%         0.00%      0.75%         -          0.75%
The Dreyfus Socially Responsible Growth Fund,
Inc. - Initial Shares                               0.75%         None          0.07%      0.82%         -          0.82%
Dreyfus IP - MidCap Stock Portfolio - Initial
Shares                                              0.75%         None          0.03%      0.78%         -          0.78%
Dreyfus IP - Technology Growth Portfolio -
Initial Shares                                      0.75%         None          0.10%      0.85%         -          0.85%
Dreyfus VIF - Appreciation Portfolio - Initial
Shares                                              0.75%         None          0.04%      0.79%         -          0.79%
Dreyfus Stock Index Fund, Inc. - Service Shares     0.25%         0.25%         0.01%      0.51%         -          0.51%
Federated High Income Bond Fund II - Primary
Shares                                              0.60%         0.25%(6)      0.14%      0.99%     -0.25%(7)      0.74%(7)

                                                                                                                         NET TOTAL
                                                                                                                           ANNUAL
                                                                                                                         PORTFOLIO
                                                                                                                         OPERATING
                                                                                               TOTAL                     EXPENSES
                                                                                               ANNUAL    CONTRACTUAL    (AFTER ANY
                                                              DISTRIBUTION                   PORTFOLIO     EXPENSE     REIMBURSEMENT
                                                 MANAGEMENT  SERVICE (12b-1)      OTHER      OPERATING    WAIVER OR      AND WAIVER
                                                    FEES          FEES           EXPENSES     EXPENSES  REIMBURSEMENT    AGREEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial
Class shares                                      0.20%           None        0.09%          0.29%            -          0.29%
Fidelity VIP Equity-Income Portfolio - Initial
Class shares                                      0.47%           None        0.11%          0.58%        -0.01%(8)      0.57%(8)
Fidelity VIP Growth Portfolio - Initial Class
shares                                            0.58%           None        0.10%          0.68%        -0.03%(8)      0.65%(8)
Fidelity VIP Contrafund(R) Portfolio - Initial
Class shares                                      0.57%           None        0.11%          0.68%        -0.02%(8)      0.66%(8)
Fidelity VIP Growth & Income Portfolio -
Initial Class shares                              0.47%           None        0.13%          0.60%            -          0.60%
Fidelity VIP Mid Cap Portfolio - Service
Class 2 Shares                                    0.57%           0.25%       0.14%          0.96%        -0.03%(8)      0.93%(8)
Fidelity VIP High Income Portfolio - Initial
Class Shares (9)                                  0.58%           None        0.13%          0.71%            -          0.71%
Fidelity VIP Overseas Portfolio - Initial
Class Shares (9)                                  0.72%           None        0.19%          0.91%        -0.04%(8)      0.87%(8)
Fidelity VIP Investment Grade Bond Portfolio -
Initial Class Shares (9)                          0.43%           None        0.13%          0.56%            -          0.56%
Fidelity VIP Asset Manager: Growth Portfolio -
Initial Class Shares (9)(10)                      0.58%           None        0.16%          0.74%        -0.01%(8)      0.73%(8)
Fidelity VIP Balanced Portfolio - Initial
Class Shares (9)                                  0.42%           None        0.14%          0.56%            -          0.56%
Fidelity VIP Index 500 Portfolio - Initial
Class Shares (9)                                  0.10%           None        0.00%          0.10%(11)        -          0.10%
Fidelity VIP Growth Opportunities Portfolio -
Initial Class Shares (5)                          0.58%           None        0.14%          0.72%        -0.02%(8)      0.70%(8)
Franklin Small-Mid Cap Growth Securities
Fund - Class 2                                    0.48%           0.25%(12)   0.29%          1.02%        -0.03%(13)     0.99%(13)
Franklin U.S. Government Fund - Class 2           0.49%(14)       0.25%(12)   0.05%          0.79%            -          0.79%
Franklin Flex Cap Growth Securities Fund -
Class 2                                           0.75%           0.25%(12)   0.28%          1.28%(15)    -0.35%(16)     0.93%(16)
Franklin Small Cap Value Securities Fund -
Class 2                                           0.53%           0.25%(12)   0.18%          0.96%        -0.04%(13)     0.92%(13)
Franklin Income Securities Fund - Class 2         0.47%(14)       0.25%(12)   0.02%          0.74%            -          0.74%
Templeton Developing Markets Securities Fund -
Class 2                                           1.25%           0.25%       0.29%          1.79%            -          1.79%
Templeton Growth Securities Fund - Class 2        0.79%(14)       0.25%(12)   0.07%          1.11%            -          1.11%
Templeton Global Income Securities Fund -
Class 2                                           0.62%(14)       0.25%       0.16%          1.03%            -          1.03%
Mutual Shares Securities Fund - Class 2           0.60%           0.25%(12)   0.15%          1.00%            -          1.00%
ING VP Emerging Markets Fund (9)                  0.85%           None        0.39%(17)      1.24%        +0.05%(18)     1.29%
JPMorgan U.S. Large Cap Core Equity
Portfolio (5)                                     0.35%           None        0.50%(19)      0.85%(20)        -          0.85%
JPMorgan Mid Cap Value Portfolio                  0.70%           None        0.55%(19)      1.25%            -          1.25%
JPMorgan International Equity Portfolio           0.60%           None        0.60%(19)      1.20%(21)        -          1.20%
Pioneer Equity Income VCT Portfolio -
Class II Shares                                   0.65%           0.25%       0.08%          0.98%            -          0.98%
Pioneer Small Cap Value VCT Portfolio -
Class II Shares (22)                              0.75%           0.25%       0.59%          1.59%        -0.05%         1.54%
Pioneer Emerging Markets VCT Portfolio -
Class II Shares (22)                              1.15%           0.25%       0.71%          2.11%        -0.12%         1.99%
Pioneer Strategic Income VCT Portfolio -
Class II Shares (22)                              0.65%           0.25%       0.39%          1.29%            -          1.29%
Pioneer High Yield VCT Portfolio - Class II
Shares                                            0.65%           0.25%       0.14%          1.04%            -          1.04%
PIMCO CommodityRealReturn Strategy Portfolio -
Administrative Class Shares                       0.49%           0.15%       0.94%(23)      1.58%        -0.68%         0.90%(24)
PIMCO All Asset Portfolio - Advisor Class
Shares                                            0.20%           0.25%       0.88%(23)(25)  1.33%        -0.03%         1.30%
Scudder Variable Series II: Total Return
Portfolio (5)(26)(27)                             0.45%           None        0.06%          0.51%            -          0.51%
Scudder Variable Series I: International
Portfolio (5)(28)                                 0.87%           None        0.17%          1.04%            -          1.04%
Wanger U.S. Smaller Companies (9)                 0.91%(29)       None        0.08%          0.99%            -          0.99%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
     (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.


(5) This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(6) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.

(7) The percentages shown are based on expenses for the entire year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.57% for the Fidelity VIP Equity-Income Portfolio - Initial Class shares; 0.65% for the Fidelity VIP Growth Portfolio - Initial Class shares; 0.66% for the Fidelity VIP Contrafund Portfolio - Initial Class shares; 0.93% for the Fidelity VIP Mid Cap Portfolio Service Class 2 Shares; 0.87% for the Fidelity VIP Overseas Portfolio - Initial Class Shares; 0.73% for the Fidelity VIP Asset Manager: Growth Portfolio - Initial Class Shares; and 0.70% for the Fidelity VIP Growth Opportunities Portfolio - Initial Shares. These offsets may be discontinued at any time.


(9) This portfolio is only available if you have been continuously invested in it since April 30, 2000.


(10) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees.

(11) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

(12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(13) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.

(14) The Fund administration fee is paid indirectly through the management fee.

(15) Fund expenses are based on contractual Management fees, maximum current rate of Distribution and service (12b-1) fees and estimated Other expenses.

(16) The manager has agreed in advance to waive or limit its management fees so that the Fund's total expenses do not exceed 0.93%. After May 1, 2006, the manager may end this arrangement at any time.

(17) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(18) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupments by ING Investments, LLC within three years. The expense limit will continue through at May 1, 2006. Please see the underlying portfolio prospectus for more information.

(19) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(20) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(21) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(22) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(23) Other Expenses include the administrative fees, interest expense (if any) and organization cost (for new fund).

(24) Includes 1 basis point of interest expense.

(25) This reflects 0.63% of underlying PIMS Fund Expenses as well as 0.25% of Other Expenses. Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying PIMS Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(26) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS Small Cap Growth (0.72%, 1.09%) and SVS Total Return (0.51%, 0.89%).

(27) Restated and estimated to reflect expenses expected upon consummation of the merger.

(28) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names Scudder VS I: International (1.37%).

(29) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

                                 POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.

                                PREMIUM PAYMENTS
                   -  You can vary the amount and the frequency

                               PREMIUM ALLOCATION

You direct premium, less state premium tax if applicable, to be invested in the fixed account and/or the portfolios. The following portfolios are those available for policies issued after April 29, 2005.


   -  AIM V.I. Real Estate Fund (Series I Shares)
   -  AIM V.I. Capital Appreciation Fund (Series II Shares)
   -  AIM V.I. Capital Development Fund (Series II shares)

   -  AIM V.I. International Growth Fund (Series II shares)

   -  American Century Investments VP Ultra(R) Class II Fund
   -  American Century Investments VP Large Company Value Class II Fund
   -  American Century Investments VP Inflation Protection Bond Class II Fund
   -  American Century Investments VP Balanced Fund
   -  American Century Investments VP International Fund
   -  American Century Investments VP Value Fund

   -  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   -  Dreyfus IP - MidCap Stock Portfolio - Initial Shares
   -  Dreyfus IP - Technology Growth Portfolio - Initial Shares
   -  Dreyfus VIF - Appreciation Portfolio - Initial Shares

   -  Dreyfus Stock Index Fund, Inc. - Service Shares

   -  Federated High Income Bond Fund II

   -  Fidelity VIP Money Market Portfolio - Initial Share Class
   -  Fidelity VIP Growth Portfolio - Initial Share Class
   -  Fidelity VIP Contrafund Portfolio - Initial Share Class
   -  Fidelity VIP Equity-Income Portfolio - Initial Share Class
   -  Fidelity VIP Growth & Income Portfolio - Initial Share Class
   -  Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares
   -  Franklin Small-Mid Cap Growth Securities Fund - Class 2

   -  Franklin U.S. Government Fund - Class 2
   -  Franklin Income Securities Fund - Class 2

   -  Franklin Flex Cap Growth Securities Fund - Class 2
   -  Franklin Small Cap Value Securities Fund - Class 2

   -  Templeton Developing Markets Securities Fund - Class 2
   -  Templeton Growth Securities Fund - Class 2
   -  Templeton Global Income Securities Fund - Class 2
   -  Mutual Shares Securities Fund - Class 2
   -  JPMorgan Mid Cap Value Portfolio
   -  JPMorgan International Equity Portfolio
   -  Pioneer Equity Income VCT Portfolio - Class II Shares
   -  Pioneer Small Cap Value VCT Portfolio - Class II Shares
   -  Pioneer Emerging Markets VCT Portfolio - Class II Shares
   -  Pioneer Strategic Income VCT Portfolio - Class II Shares
   -  Pioneer High Yield VCT Portfolio - Class II Shares

   -  PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares

   -  PIMCO All Asset Portfolio - Advisor Class Shares

                                    EXPENSES

   -  Monthly charge for cost of insurance and cost of any riders.
   - Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.
   - Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.
   - Investment advisory fees and fund expenses are deducted from each portfolio.

                                    BENEFITS

LIVING BENEFITS:
   - Policy loans are available during the first 10 policy years at 2% net interest.
   - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

   - You can surrender the policy at any time for its net cash surrender value which may be subject to charges and tax consequences.

   - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.

RETIREMENT PLANNING:
   - You can supplement retirement income by making scheduled loans and/or withdrawals.

DEATH BENEFITS:
   -  Death benefits are income tax free to the beneficiary.
   - Lifetime income to the beneficiary is available in a variety of settlement options.
   -  A Guaranteed Death Benefit Endorsement may be added to certain policies.

1. THE POLICY

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED

The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Scheduled premium amounts are determined based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. Paying scheduled premiums is optional. If you pay scheduled premiums on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Death Benefit Endorsement). See Section 5 - Insurance Benefits. You may purchase the policy by delivering a check for the full initial premium to us directly or to your registered representative. Your premium checks should be made payable to Symetra Life Insurance Company. You may choose to pay premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium must be sufficient to cover all policy charges for a period of at least two months. If you choose electronic funds transfer, then the initial premium is equal to one monthly premium. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.


Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. Premium payments are normally credited to your policy on the same day as receipt by us, however, check payments mailed to the Billing Center that are not accompanied by a billing statement, will postpone crediting your policy for up to two business days. In addition, if your premium is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your payment. In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity VIP Money Market portfolio and attempt to contact you for new allocation instructions.


We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7 - Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy becomes a modified endowment contract as described in Section 6.

ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or fixed account according to your allocation instructions. The premium will be effective the date the funds were received.

If you choose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or fixed account in accordance with your allocation instructions.

Subsequent payments will be allocated to the portfolios and/or fixed account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the fixed account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS

The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

   - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by
   - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus
   - the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

      EXAMPLE: Assume that on Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth Portfolio.

POLICY LAPSE AND GRACE PERIOD


You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Charges and Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months and will be calculated in the same manner as prior to lapse.


If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

   -  provide us satisfactory evidence of insurability;

   - pay enough premium to cover policy charges for three months after the reinstatement date;

   -  pay any indebtedness that existed at the end of the grace period; and

   - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be reinstated effective the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE


You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, Symetra Life will refund an amount equal to the premium payments made under the policy. If you elect to use electronic funds transfer for your initial premium payment and cancel the policy under this provision, you will be refunded an amount equal to your initial premium payment despite any investment loss. If required by state law, we will also refund any investment gain along with your initial premium payment. Your availability to choose investments may be limited during part of the right to examine period. See Allocation of Premium and Cash Value.


3.  INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following portfolios are currently offered to policy owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable life insurance policies and variable annuity contracts.

The name, investment objective and investment adviser of the portfolios offered under this policy are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our Home Office. You can have money in up to 17 available portfolios and the fixed account at any one time. Not all portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Real Estate Fund (Series I shares)   Long-Term growth of capital.                             A I M Advisors, Inc.
                                                                                                       Subadvisor: INVESCO
                                                                                                       Institutional (N.A.), Inc.

AIM V.I. Capital Appreciation Fund            Growth of capital.                                       A I M Advisors, Inc.
(Series II shares)

AIM V.I. Capital Development Fund             Long-Term growth of capital.                             A I M Advisors, Inc.
(Series II shares)

AIM V.I. International Growth Fund            Long-Term growth of capital.                             A I M Advisors, Inc.
(Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Investments VP Balanced      The fund seeks long-term capital growth and current      American Century Investment
Fund                                          income by investing approximately 60% of its assets      Management, Inc.
                                              in equity securities and the remainder in bonds and
                                              other fixed-income securities. In selecting stocks for
                                              the equity portion of VP Balanced, the fund managers
                                              select primarily from the largest 1,500 publicly traded
                                              U.S. companies. The fixed-income portion of the fund
                                              is invested in a diversified portfolio of high-grade
                                              securities.

American Century Investments VP               The fund seeks capital growth. The fund managers         American Century Investment
International Fund                            look for stocks of growing foreign companies. The        Management, Inc.
                                              investment strategy of this fund is based on the belief
                                              that, over the long term, stocks of companies with
                                              earnings and revenue growth have a greater-than-
                                              average chance to increase in value.

American Century Investments VP Value Fund    This fund seeks long-term capital growth. Income is a    American Century Investment
                                              secondary objective. In selecting stocks for VP Value,   Management, Inc.
                                              the fund managers look for companies whose stock
                                              price may not reflect the companies' value. The
                                              managers attempt to purchase the stocks of these
                                              undervalued companies and hold them until their stock
                                              price has increased to, or is higher than, a level the
                                              managers believe more accurately reflects the fair
                                              value of the company.

              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Century Investments VP Ultra(R)      The fund seeks long-term capital growth. The fund        American Century Investment
Class II Fund                                 looks for common stocks of growing companies. The        Management, Inc.
                                              basis of the strategy used by this fund is that, over
                                              the long term, stocks of companies with earnings and
                                              revenue growth have a greater-than-average chance to
                                              increase in value.

American Century Investments VP Large         This fund seeks long-term capital growth. Income is a    American Century Investment
Company Value Class II Fund                   secondary objective. In selecting stocks for VP Large    Management, Inc.
                                              Company Value, the fund managers look for
                                              companies whose stock price may not reflect the
                                              companies' value The managers attempt to purchase
                                              the stocks of these undervalued companies and hold
                                              them until their stock price has increased to, or is
                                              higher than, a level the managers believe more
                                              accurately reflects the fair value of the company.

American Century Investments VP Inflation     VP Inflation Protection pursues long-term total return   American Century Investment
Protection Bond Class II Fund                 using a strategy that seeks to protect against U.S.      Management, Inc.
                                              inflation. The fund invests in debt securities issued
                                              by the U.S. government, its agencies and
                                              instrumentalities, and is designed to protect investors
                                              from a loss of value due to inflation. The fund also
                                              may invest in debt securities issued by corporations or
                                              other non-U.S. government issuers. The fund is subject
                                              to moderate interest rate risk and low credit risk.

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

Dreyfus IP - MidCap Stock Portfolio -         The portfolio seeks investment results that are greater  The Dreyfus Corporation
Initial Shares                                than the total return performance of publicly traded
                                              common stocks of medium size domestic companies
                                              in the aggregate, as represented by the Standard &
                                              Poor's MidCap 400(R) Index ("S&P 400"). To pursue
                                              this goal, the portfolio normally invests at least 80%
                                              of its assets in stocks of mid-size companies.

Dreyfus IP - Technology Growth Portfolio -    The portfolio seeks capital appreciation. To pursue      The Dreyfus Corporation
Initial Shares                                this goal, the portfolio normally invests at least 80%
                                              of its assets in the stocks of growth companies of any
                                              size that Dreyfus believes to be leading producers or
                                              beneficiaries of technological innovation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth       The fund seeks to provide capital growth, with current   The Dreyfus Corporation
Fund, Inc. - Initial Shares                   income as a secondary goal. To pursue these goals, the
                                              fund, under normal circumstances, invests at least 80%
                                              of its assets in the common stocks of companies that,
                                              in the opinion of the fund's management, meet
                                              traditional investment standards and conduct their
                                              business in a manner that contributes to the
                                              enhancement of the quality of life in America.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Appreciation Portfolio -        The portfolio seeks long-term capital growth             The Dreyfus Corporation
Initial Shares                                consistent with the preservation of capital. Its         Sub-Advised by Fayez
                                              secondary goal is current income. To pursue these        Sarofim & Co.
                                              goals, the portfolio invests at least 80% of its assets
                                              in common stocks. The portfolio focuses on "blue chip"
                                              companies with total market capitalizations of more
                                              than $5 billion at the time of purchase, including
                                              multinational companies.

Dreyfus Stock Index Fund, Inc. - Service      The fund seeks to match the total return of the          The Dreyfus Corporation
Shares                                        Standard & Poor's 500 Composite Stock Price Index.       Mellon Equity Associates
                                              To pursue this goal, the fund generally invests in all   serves as the fund's index
                                              500 stocks in the S&P 500(R) in proportion to their      fund manager
                                              weighting in the index.

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II            The Fund's investment objective is to seek high          Federated Investment
                                              current income. The Fund pursues its investment          Management Company
                                              objective by investing primarily in a diversified
                                              portfolio of high-yield, lower-rated corporate bonds
                                              (also known as "junk bonds"). The fund may invest in
                                              derivative contracts to implement its investment
                                              strategies.

              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Portfolio                 Fidelity VIP Growth Portfolio seeks to achieve capital   Fidelity Management &
                                              appreciation.                                            Research Company

Fidelity VIP Contrafund(R) Portfolio          Fidelity VIP Contrafund(R) Portfolio seeks long-term     Fidelity Management &
                                              capital appreciation.                                    Research Company

Fidelity VIP Growth & Income Portfolio        Fidelity VIP Growth & Income Portfolio seeks high        Fidelity Management &
                                              total return through a combination of current income     Research Company
                                              and capital appreciation.

Fidelity VIP Equity-Income Portfolio          Fidelity VIP Equity-Income Portfolio seeks reasonable    Fidelity Management &
                                              income by investing primarily in income-producing        Research Company
                                              equity securities. In choosing these securities, the
                                              fund will also consider the potential for capital
                                              appreciation. The fund's goal is to achieve a yield
                                              which exceeds the composite yield on the securities
                                              comprising the S&P 500.

Fidelity VIP Money Market Portfolio           Fidelity VIP Money Market Portfolio seeks as high a      Fidelity Management &
                                              level of current income as is consistent with            Research Company
                                              preservation of capital and liquidity by investing in
                                              money market instruments.

Fidelity VIP Mid Cap Portfolio                Fidelity VIP Mid Cap Portfolio seeks long-term           Fidelity Management &
                                              growth of capital.                                       Research Company

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small-Mid Cap Growth Securities      Seeks long-term capital growth. The Fund normally        Franklin Advisers, Inc.
Fund - Class 2                                invests at least 80% of its net assets in investments
                                              of small capitalization (small cap) and mid
                                              capitalization (mid cap) companies. For this Fund,
                                              small-cap companies are those with market
                                              capitalization values not exceeding $1.5 billion or the
                                              highest market capitalization value in the Russell
                                              2000(R) Index, whichever is greater, at the time of
                                              purchase; and mid cap companies are companies with
                                              market capitalization values not exceeding $8.5
                                              billion, at the time of purchase.

Franklin U.S. Government Fund - Class 2       Seeks income. The Fund normally invests at least 80%     Franklin Advisers, Inc.
                                              of its net assets in U.S. government securities,
                                              primarily fixed and variable rate mortgage-backed
                                              securities.

Franklin Income Securities Fund - Class 2     Seeks to maximize income while maintaining               Franklin Advisers, Inc.
                                              prospects for capital appreciation. The Fund normally
                                              may invest in both debt and equity securities,
                                              including corporate, foreign and U.S. Treasury bonds
                                              and stocks.

Franklin Flex Cap Growth Securities Fund      Seeks capital appreciation. The Fund normally invests    Franklin Advisers, Inc.
- Class 2                                     primarily in equity securities of companies that the
                                              manager believes have the potential for capital
                                              appreciation.

Franklin Small Cap Value Securities Fund -    Seeks long-term total return. The Fund normally          Franklin Advisory Services,
Class 2                                       invests at least 80% of its net assets in investments    LLC
                                              of small capitalization companies, and invests
                                              primarily to predominantly in equity securities. For
                                              this Fund, small-capitalization companies are those
                                              with market capitalization values not exceeding $2.5
                                              billion, at the time of purchase.

Mutual Shares Securities Fund - Class 2       Seeks capital appreciation, with income as a secondary   Franklin Mutual Advisers, LLC
                                              goal. The Fund normally invests mainly in U.S. equity
                                              securities, and substantially in undervalued stocks,
                                              risk arbitrage securities and distressed companies.

Templeton Developing Markets Securities       Seeks long-term capital appreciation. The Fund           Templeton Asset Management
Fund - Class 2                                normally invests at least 80% of its net assets in       Ltd.
                                              emerging market investments, and invests primarily to
                                              predominantly in equity securities.

Templeton Growth Securities Fund - Class 2    Seeks long-term capital growth. The Fund normally        Templeton Global Advisors
                                              invests mainly in equity securities of companies         Limited The Fund's
                                              located anywhere in the world, including those in the    sub-advisor, under an
                                              U.S. and in emerging markets.                            agreement with Templeton
                                                                                                       Global Advisors, Limited is
                                                                                                       Templeton Asset Management
                                                                                                       Ltd.

Templeton Global Income Securities Fund -     Seeks high current income, consistent with               Franklin Advisers, Inc.
Class 2                                       preservation of capital, with capital appreciation as
                                              a secondary consideration. The Fund normally invests
                                              mainly in debt securities of governments and their
                                              political subdivisions and agencies, supranational
                                              organizations and companies located anywhere in the
                                              world, including emerging markets.

              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES II TRUST

JPMorgan Mid Cap Value Portfolio              The Portfolio seeks growth from capital appreciation.    J.P. Morgan Investment
                                              Under normal circumstances, the Portfolio invests at     Management Inc., a subsidiary
                                              least 80% of its assets (net assets plus the amount of   of JPMorgan Chase & Co.
                                              borrowings for investment purposes) in equity
                                              securities of mid cap companies.

JPMorgan International Equity Portfolio       The Portfolio seeks to provide high total return from a  J.P. Morgan Investment
                                              portfolio of equity securities of foreign companies.     Management Inc., a subsidiary
                                              Under normal circumstances, the Portfolio invests at     of JPMorgan Chase & Co.
                                              least 80% of its assets (net assets plus the amount of
                                              borrowings for investment purposes) in equity
                                              investments.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio -         Current income and long-term growth of capital from      Pioneer Investment
Class II Shares                               a portfolio consisting primarily of income producing     Management, Inc.
                                              equity securities of U.S. corporations.

Pioneer Small Cap Value VCT Portfolio -       Capital growth by investing in a diversified portfolio   Pioneer Investment
Class II Shares                               of securities consisting primarily of common stocks.     Management, Inc.

Pioneer Emerging Markets VCT Portfolio -      Long-term growth of capital.                             Pioneer Investment
Class II Shares                                                                                        Management, Inc.

Pioneer Strategic Income VCT Portfolio -      A high level of current income.                          Pioneer Investment
Class II Shares                                                                                        Management, Inc.

Pioneer High Yield VCT Portfolio - Class      Maximize total return through a combination of           Pioneer Investment
II Shares                                     income and capital appreciation.                         Management, Inc.

PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn Strategy            Seeks maximum real return consistent with prudent        Pacific Investment Management
Portfolio                                     investment management.                                   Company LLC

PIMCO All Asset Portfolio                     Seeks maximum real return consistent with                Pacific Investment Management
                                              preservation of real capital and prudent investment      Company LLC
                                              management.


          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Growth Fund (Series I shares)        Growth of Capital                                        A I M Advisors, Inc.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Opportunities             Fidelity VIP Growth Opportunities Portfolio seeks to     Fidelity Asset Management &
Portfolio                                     provide capital growth.                                  Research Company

J.P. MORGAN SERIES II TRUST

JPMorgan U.S. Large Cap Core Equity           The Portfolio seeks to provide high total return from a  J.P. Morgan Investment
Portfolio                                     portfolio of selected equity securities. Under normal    Management Inc., a subsidiary
                                              circumstances, the Portfolio invests at least 80% of     of JPMorgan Chase & Co.
                                              its assets (net assets plus the amount of borrowings
                                              for investment purposes) in equity investments of
                                              large-cap U.S. companies.

SCUDDER VARIABLE SERIES I

Scudder Variable Series I: International      The portfolio seeks long-term growth of capital          Deutsche Investment
Portfolio                                     primarily through diversified holdings of marketable     Management Americas Inc. is
                                              foreign equity investments. The portfolio invests        the investment advisor for
                                              primarily in common stocks of established companies      the portfolio. Deutsche Asset
                                              listed on foreign exchanges, which the portfolio         Management Services Ltd. is
                                              management team believes have favorable                  the subadvisor for the
                                              characteristics.                                         portfolio.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II: Total Return      The portfolio seeks high total return, a combination of  Deutsche Investment
Portfolio                                     income and capital appreciation. The portfolio follows   Management Americas Inc. is
                                              a flexible investment program, investing in a mix of     the investment advisor for
                                              growth stocks and bonds. The portfolio can buy many      the portfolio. Deutsche Asset
                                              types of securities, among them common stocks,           Management Services Ltd. is
                                              convertible securities, corporate bonds, US              the subadvisor for the
                                              government bonds, and mortgage- and asset-backed         portfolio.
                                              securities.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
ING VP EMERGING MARKETS FUND, INC.

ING VP Emerging Markets Fund                  The Fund seeks capital appreciation.                     ING Investments, LLC
                                                                                                       Sub-Advised by J.P. Morgan
                                                                                                       Investment Management Inc.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP High Income Portfolio            Fidelity VIP High Income Portfolio seeks a high level    Fidelity Management &
                                              of current income, while also considering growth of      Research Company
                                              capital.

Fidelity VIP Overseas Portfolio               Fidelity VIP Overseas Portfolio seeks long-term          Fidelity Management &
                                              growth of capital.                                       Research Company

Fidelity VIP Investment Grade Bond            Fidelity VIP Investment Grade Bond Portfolio seeks as    Fidelity Management &
Portfolio                                     high a level of current income as is consistent with     Research Company
                                              the preservation of capital.

Fidelity VIP Asset Manager: Growth            Fidelity VIP Asset Manager: Growth Portfolio seeks to    Fidelity Management &
Portfolio                                     maximize total return by allocating its assets among     Research Company
                                              stocks, bonds, short-term instruments, and other
                                              investments.

Fidelity VIP Balanced Portfolio               Fidelity VIP Balanced Portfolio seeks income and         Fidelity Management &
                                              capital growth consistent with reasonable risk.          Research Company

Fidelity VIP Index 500 Portfolio              Fidelity VIP Index 500 Portfolio seeks investment        Fidelity Management &
                                              results that correspond to the total return of common    Research Company Sub-Advised
                                              stocks publicly traded in the United States, as          by Geode Capital Management,
                                              represented by the S&P 500.                              LLC

WANGER ADVISORS FUNDS

Wanger U.S. Smaller Companies                 Wanger U.S. Smaller Companies seeks long-term            Columbia Wanger Asset
                                              growth of capital. The Fund invests primarily in the     Management, L.P.
                                              stocks of small- and medium-size U.S. companies.
                                              Wanger U.S. Smaller Companies generally invests in
                                              stocks of companies with market capitalizations of
                                              less than $5 billion at the time of initial purchase.
                                              As long as a stock continues to meet the Fund's other
                                              investment criteria, the Fund may choose to hold the
                                              stock even if it grows beyond an arbitrary
                                              capitalization limit.


In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new policy owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the owners or trustees of the portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

   -  violate state or federal law;
   -  be inconsistent with the investment objectives of the portfolios; or
   - vary from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS AMONG PORTFOLIOS AND THE FIXED ACCOUNT

You can transfer money among any of the available portfolios and the fixed account. In addition to the fixed account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request at our Home Office. Transfer requests received at our Billing Center, will delay processing for two business days. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by signed written request or by telephone. We reserve the right to limit transfers from the fixed account in the following manner:

   -  postpone the transfer for 30 days;
   - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and
   - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests by signed written request or by telephone. Each transfer must identify:

   -  your policy;
   -  the amount of the transfer; and
   -  which investment options are affected.

Telephone transactions are available for allocation changes, transfer between portfolios and the fixed account, portfolio rebalancing and dollar cost averaging.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all policy owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.


DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any portfolio or the fixed account to any of the other portfolios.


PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

EFFECTS OF EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY. The policy and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term policy owners.


DETECTION AND DETERRENCE. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among portfolios if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.


More specifically, our procedures detect market timing by monitoring for any two inter-portfolio transfer requests within a five business day period. When we identify a second transfer within five days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those portfolios that are subject to abuse by market timing strategies, such as those portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within five business days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each portfolio offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular policy owners.


If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within 5 days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 business days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy owners.


If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next business day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy owners.


UNDERLYING PORTFOLIO FREQUENT TRADING POLICIES. The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures. If a portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 business days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.


OMNIBUS ORDER. Policy owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your policy cash value may be lower due to lower returns in your portfolio investments.


4. CHARGES AND EXPENSES


There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE


We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to 0.70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.


MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

   -  the monthly cost of insurance;
   -  the monthly cost of additional benefits provided by riders; plus
   -  the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

   -  the insured's age;
   -  gender, if permitted by law;
   -  risk classification;
   -  the policy's duration; and
   -  the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.


MONTHLY COST OF ADDITIONAL BENEFITS. You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see Section 5 - Insurance Benefits.


MONTHLY ADMINISTRATION CHARGE. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

   -  request a reduction in the face amount of insurance;
   -  surrender the policy for value; or
   -  allow the policy to lapse.

In most cases, the surrender charge will be deducted from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible due to insufficient value in one of the investment options you elect or the policy itself, we will deduct this fee on a pro-rata basis from balances in all subaccounts and the fixed account.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

Your policy will be issued with a surrender charge schedule which shows the surrender charge you would pay under the method described in (a) above. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less.


Surrender charges vary by year of surrender, issue age, sex and rate class. The surrender charge decreases each policy year and is zero after policy year ten. We have provided the table below which shows the surrender charge for a 35 year old male non-smoker assuming a policy value of $100,000 using the method described in (a) above.



                       SURRENDER            SURRENDER
                         YEARS               CHARGE
                       ------------------------------
                          1                 $  515.50
                          2                 $  515.50
                          3                 $  515.50
                          4                 $  515.50
                          5                 $  515.50
                          6                 $  515.50
                          7                 $  412.40
                          8                 $  309.30
                          9                 $  206.20
                          10                $  103.10


In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro-rata surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE

States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Symetra Separate Account SL portfolio operating expenses table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFITS

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

   -  the death benefit under the policy; plus
   -  any benefits due from riders; less
   -  any loans and loan interest; and less
   -  any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

                        INSURED'S AGE
                     AT THE BEGINNING OF        PERCENTAGE OF
                      THE POLICY YEAR IN     POLICY VALUE AS OF
                      WHICH INSURED DIES.    THE DATE OF DEATH.
                     ------------------------------------------
                         40 and under                250%
                             45                      215%
                             50                      185%
                             55                      150%
                             60                      130%
                             65                      120%
                             70                      115%
                            75-90                    105%
                             95                      100%

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS


After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years and during the first ten years after an increase in your face amount have a surrender charge. See Section 4 - Charges and Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6 - Taxes.


GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

   -  the endorsement is approved by your state;
   -  your policy is issued with standard or preferred rates; and
   -  your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

   - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;
   -  all riders on the policy terminate;
   -  cost of insurance charges are no longer deducted;
   -  the face amount will be equal to the net cash surrender value; and
   -  the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply. You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


CONVERSIONS. The base policy cannot be converted. However, term riders, if attached to the policy, may be converted to a new policy without evidence of insurability, subject to the provisions contained in the term rider. The new policy would be issued on an attained age basis. Please see your policy for specifics.


ADDITIONAL BENEFITS


Additional benefits are available to be added to your policy by rider which may require an additional monthly charge. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.


ADDITIONAL TERM INSURANCE RIDER. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

TWENTY YEAR LEVEL TERM RIDER. This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

WAIVER OF PREMIUM - PRIMARY INSURED. This rider waives all premiums that fall due while the primary insured is totally disabled.

WAIVER OF MONTHLY DEDUCTION - PRIMARY INSURED. This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

ACCIDENTAL DEATH BENEFIT. This rider pays an additional benefit upon the insured's death resulting from an accident.

INSURED CHILDREN'S TERM INSURANCE. This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

GUARANTEED INSURABILITY OPTION. This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

SAFETY BENEFIT. This rider is available at no cost to you and will pay an additional $10,000 if the insured dies as a result of a motor vehicle accident and was wearing a seat belt at the time of the accident.

TRANSPORTATION BENEFIT. This rider is available at no cost to you and will pay an additional $5,000 death benefit to help cover the cost of transporting the insured if the death occurs more than 100 miles from the insured's principal residence.

ACCELERATED BENEFITS RIDER. This living benefit rider is available at no cost to you and will pay up to 50 percent of the policy's death benefit ($250,000 maximum) in advance if the insured is diagnosed as terminally ill.

ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS. This living benefit rider is available at no cost to you and will allow you to accelerate up to 100 percent of a discounted death benefit if the insured is diagnosed as terminally ill.

The Accelerated Death Benefit Rider for Terminal Illness will be issued rather than the Accelerated Benefits Rider in states where it is approved.

ACCELERATED DEATH BENEFIT RIDER FOR NURSING HOME CARE. This living benefit rider is available at no cost to you and will allow you to accelerate up to 100 percent of the available death benefit if the insured is confined to a hospital or skilled nursing facility for at least 180 consecutive days and is expected to be confined until death.

6. TAXES

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the fixed account.

MODIFIED ENDOWMENT CONTRACTS

Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.


Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.


Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS

The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax advisor before using the policy in a retirement plan.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

   -  by taking loans against your policy value;
   -  by requesting withdrawals after the first policy year;
   -  by taking SMART(R) distributions (beginning after the second policy year);
   -  by surrendering your policy for value;
   - by receiving the surrender value if the insured is alive on the maturity date; or
   - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS


You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Your cash surrender value and death benefit will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.


Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

   - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or
   -  5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lapse;

   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS


After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy net cash surrender value less policy charges for three months.


Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an effect on your cash surrender value and the death benefit payable under your policy. Withdrawals may also have tax consequences. See
Section 6 - Taxes. Under Option A, withdrawals lower the face amount of your policy dollar for dollar. If you make a withdrawal under Option A, you will receive an endorsement to your policy which will reflect your new face amount. Under Option B, the face amount of your policy is not changed but the death benefit of your policy is decreased dollar for dollar. Withdrawals also increase the risk that:

   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lose its current tax status;
   -  your policy will lapse;
   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART(R) DISTRIBUTIONS

After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER


You may end the insurance coverage under this policy and receive the net cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years and during the first ten years after an increase in your face amount. See Section 4 - Charges and Expenses. The net cash surrender value is equal to the policy value minus any applicable surrender charges or any outstanding loans or loan interest. We will compute the net cash surrender value as of the date we receive your written request to surrender and make a lump sum payment to you. We have the right to postpone payment as permitted by law but will not postpone payment for more than six months. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.


MATURITY DATE


The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the net cash surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, See Section 5 - Insurance Benefits.


MINIMUM VALUE


If the net cash surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see Section 2 - Premiums.


8. OTHER INFORMATION

SYMETRA LIFE


Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation, (formerly Occum Acquisition Corp.). This change of ownership had no effect on your rights as a policy owner. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.


SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate

Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

   - Transfer assets supporting the policies from one subaccount to another or from the Separate Account to another separate account;
   - Combine the Separate Account with other separate accounts, and/or create new separate accounts;
   - Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
   - Manage the Separate Account under the direction of a committee at any time;
   -  Make any changes required by applicable law or regulation; and
   - Modify the provisions of the policy to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Symetra Life and is located at 4854 154th PL NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year or more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

   -  the NYSE is closed (other than customary weekend or holiday closings);
   -  trading on the NYSE is restricted;
   - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or
   -  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

   - A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes;
   -  Semi-annual and annual reports of the portfolios; and
   - An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY ACCOUNT VALUE,
CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.


Daily charges are made against the assets of the sub accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2004, average expenses were equivalent to an annual effective rate of 0.67% for investment management fees and 0.38% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.75% on 6% it would be 4.25%, and on 12% it would be 10.25%.


The tables are based on assumptions about investment returns. Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. For more information on reimbursement or fee waivers, see Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy owner characteristics and are for preferred and standard risk, male non-smokers, age 35. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

Symetra Life does not currently make any charge for federal taxes. If Symetra Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

INDIVIDUAL ILLUSTRATIONS


You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 (after July 15, 2005: 777 108th Ave. NE, Bellevue, WA 98004) or by telephone at 1-877-796-3872.
An individual illustration is also provided for any policy you may purchase. Illustrations for policy purchases after April 29, 2005 will include the average annual expenses and fees for only the portfolios available after this date.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                         $  250,000
Death Benefit Option:                                 A
Death Benefits Payable to Age:                       95
Annual Planned Premium:(1)                   $ 3,000.00
Issue Age:                                           35
Premiums Payable to Age:                             95

                       RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF    ACCUM               POLICY      CASH                POLICY      CASH                   POLICY       CASH
POLICY   PREMIUM     DEATH    ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                               0.00%                           6.00%                             12.00%
                    -----------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,161       1,349   250,000     2,318       1,506     250,000       2,471       1,660
   2        6,458   250,000     4,504       3,423   250,000     4,963       3,882     250,000       5,432       4,350
   3        9,930   250,000     6,783       5,494   250,000     7,696       6,407     250,000       8,671       7,382
   4       13,577   250,000     8,991       7,702   250,000    10,515       9,226     250,000      12,213      10,924
   5       17,406   250,000    11,139       9,851   250,000    13,433      12,145     250,000      16,100      14,811
   6       21,426   250,000    13,255      11,966   250,000    16,483      15,194     250,000      20,394      19,105
   7       25,647   250,000    15,335      14,304   250,000    19,666      18,635     250,000      25,136      24,105
   8       30,080   250,000    17,387      16,613   250,000    22,995      22,222     250,000      30,378      29,605
   9       34,734   250,000    19,412      18,896   250,000    26,478      25,963     250,000      36,176      35,661
  10       39,620   250,000    21,409      21,151   250,000    30,120      29,862     250,000      42,585      42,327
  11       44,751   250,000    23,348      23,348   250,000    33,898      33,898     250,000      49,640      49,640
  12       50,139   250,000    25,220      25,220   250,000    37,809      37,809     250,000      57,401      57,401
  13       55,796   250,000    27,027      27,027   250,000    41,860      41,860     250,000      65,945      65,945
  14       61,736   250,000    28,767      28,767   250,000    46,057      46,057     250,000      75,356      75,356
  15       67,972   250,000    30,440      30,440   250,000    50,405      50,405     250,000      85,726      85,726
  16       74,521   250,000    32,043      32,043   250,000    54,908      54,908     250,000      97,157      97,157
  17       81,397   250,000    33,560      33,560   250,000    59,561      59,561     250,000     109,756     109,756
  18       88,617   250,000    34,985      34,985   250,000    64,364      64,364     250,000     123,648     123,648
  19       96,198   250,000    36,314      36,314   250,000    69,323      69,323     250,000     138,977     138,977
  20      104,158   250,000    37,542      37,542   250,000    74,443      74,443     250,000     155,905     155,905
Age 75    402,695   250,000     5,390       5,390   250,000   232,657     232,657   1,407,322   1,340,306   1,340,306


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                         $  250,000
Death Benefit Option:                                 A
Death Benefits Payable to Age:                       95
Annual Planned Premium:(1)                   $ 3,000.00
Issue Age:                                           35
Premiums Payable to Age:                             95

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF    ACCUM               POLICY      CASH                POLICY      CASH                   POLICY       CASH
POLICY   PREMIUM     DEATH    ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                               0.00%                           6.00%                             12.00%
                    -----------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,125       1,314   250,000     2,281       1,470     250,000       2,433       1,622
   2        6,458   250,000     4,434       3,352   250,000     4,887       3,806     250,000       5,352       4,270
   3        9,930   250,000     6,677       5,388   250,000     7,580       6,291     250,000       8,545       7,256
   4       13,577   250,000     8,851       7,563   250,000    10,357       9,068     250,000      12,035      10,747
   5       17,406   250,000    10,961       9,672   250,000    13,226      11,937     250,000      15,859      14,571
   6       21,426   250,000    12,996      11,707   250,000    16,181      14,892     250,000      20,041      18,752
   7       25,647   250,000    14,958      13,927   250,000    19,226      18,195     250,000      24,619      23,588
   8       30,080   250,000    16,849      16,076   250,000    22,366      21,593     250,000      29,637      28,864
   9       34,734   250,000    18,665      18,150   250,000    25,602      25,087     250,000      35,138      34,623
  10       39,620   250,000    20,404      20,146   250,000    28,934      28,676     250,000      41,171      40,913
  11       44,751   250,000    22,055      22,055   250,000    32,357      32,357     250,000      47,783      47,783
  12       50,139   250,000    23,624      23,624   250,000    35,880      35,880     250,000      55,043      55,043
  13       55,796   250,000    25,104      25,104   250,000    39,501      39,501     250,000      63,017      63,017
  14       61,736   250,000    26,487      26,487   250,000    43,218      43,218     250,000      71,777      71,777
  15       67,972   250,000    27,773      27,773   250,000    47,034      47,034     250,000      81,412      81,412
  16       74,521   250,000    28,951      28,951   250,000    50,946      50,946     250,000      92,012      92,012
  17       81,397   250,000    30,012      30,012   250,000    54,951      54,951     250,000     103,684     103,684
  18       88,617   250,000    30,944      30,944   250,000    59,043      59,043     250,000     116,546     116,546
  19       96,198   250,000    31,730      31,730   250,000    63,216      63,216     250,000     130,731     130,731
  20      104,158   250,000    32,359      32,359   250,000    67,465      67,465     250,000     146,395     146,395
Age 75    402,695       -0-                         250,000   162,751     162,751   1,287,942   1,226,612   1,226,612


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                               STANDARD NON-SMOKER

Initial Face Amount:                         $  250,000
Death Benefit Option:                                 A
Death Benefits Payable to Age:                       95
Annual Planned Premium:(1)                   $ 3,000.00
Issue Age:                                           35
Premiums Payable to Age:                             95

                       RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF     ACCUM               POLICY     CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                               0.00%                           6.00%                             12.00%
                    -----------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,161       1,349   250,000     2,318       1,506     250,000       2,471       1,660
   2        6,458   250,000     4,504       3,423   250,000     4,963       3,882     250,000       5,432       4,350
   3        9,930   250,000     6,783       5,494   250,000     7,696       6,407     250,000       8,671       7,382
   4       13,577   250,000     8,991       7,702   250,000    10,515       9,226     250,000      12,213      10,924
   5       17,406   250,000    11,134       9,845   250,000    13,428      12,139     250,000      16,094      14,805
   6       21,426   250,000    13,221      11,933   250,000    16,448      15,160     250,000      20,358      19,070
   7       25,647   250,000    15,277      14,246   250,000    19,604      18,573     250,000      25,071      24,040
   8       30,080   250,000    17,307      16,534   250,000    22,908      22,135     250,000      30,284      29,511
   9       34,734   250,000    19,309      18,793   250,000    26,363      25,847     250,000      36,047      35,532
  10       39,620   250,000    21,286      21,028   250,000    29,978      29,720     250,000      42,421      42,163
  11       44,751   250,000    23,205      23,205   250,000    33,728      33,728     250,000      49,438      49,438
  12       50,139   250,000    25,045      25,045   250,000    37,597      37,597     250,000      57,146      57,146
  13       55,796   250,000    26,788      26,788   250,000    41,575      41,575     250,000      65,604      65,604
  14       61,736   250,000    28,450      28,450   250,000    45,681      45,681     250,000      74,908      74,908
  15       67,972   250,000    30,042      30,042   250,000    49,930      49,930     250,000      85,161      85,161
  16       74,521   250,000    31,567      31,567   250,000    54,334      54,334     250,000      96,468      96,468
  17       81,397   250,000    33,001      33,001   250,000    58,877      58,877     250,000     108,928     108,928
  18       88,617   250,000    34,342      34,342   250,000    63,566      63,566     250,000     122,671     122,671
  19       96,198   250,000    35,588      35,588   250,000    68,407      68,407     250,000     137,841     137,841
  20      104,158   250,000    36,730      36,730   250,000    73,400      73,400     250,000     154,598     154,598
Age 75    402,695   250,000                         250,000   224,436     224,436   1,391,463   1,325,203   1,325,203


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                               STANDARD NON-SMOKER

Initial Face Amount:                         $  250,000
Death Benefit Option:                                 A
Death Benefits Payable to Age:                       95
Annual Planned Premium:(1)                   $ 3,000.00
Issue Age:                                           35
Premiums Payable to Age:                             95

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF     ACCUM               POLICY     CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                               0.00%                           6.00%                             12.00%
                    -----------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,125       1,314   250,000     2,281       1,470     250,000       2,433       1,622
   2        6,458   250,000     4,434       3,352   250,000     4,887       3,806     250,000       5,352       4,270
   3        9,930   250,000     6,677       5,388   250,000     7,580       6,291     250,000       8,545       7,256
   4       13,577   250,000     8,851       7,563   250,000    10,357       9,068     250,000      12,035      10,747
   5       17,406   250,000    10,961       9,672   250,000    13,226      11,937     250,000      15,859      14,571
   6       21,426   250,000    12,996      11,707   250,000    16,181      14,892     250,000      20,041      18,752
   7       25,647   250,000    14,958      13,927   250,000    19,226      18,195     250,000      24,619      23,588
   8       30,080   250,000    16,849      16,076   250,000    22,366      21,593     250,000      29,637      28,864
   9       34,734   250,000    18,665      18,150   250,000    25,602      25,087     250,000      35,138      34,623
  10       39,620   250,000    20,404      20,146   250,000    28,934      28,676     250,000      41,171      40,913
  11       44,751   250,000    22,055      22,055   250,000    32,357      32,357     250,000      47,783      47,783
  12       50,139   250,000    23,624      23,624   250,000    35,880      35,880     250,000      55,043      55,043
  13       55,796   250,000    25,104      25,104   250,000    39,501      39,501     250,000      63,017      63,017
  14       61,736   250,000    26,487      26,487   250,000    43,218      43,218     250,000      71,777      71,777
  15       67,972   250,000    27,773      27,773   250,000    47,034      47,034     250,000      81,412      81,412
  16       74,521   250,000    28,951      28,951   250,000    50,946      50,946     250,000      92,012      92,012
  17       81,397   250,000    30,012      30,012   250,000    54,951      54,951     250,000     103,684     103,684
  18       88,617   250,000    30,944      30,944   250,000    59,043      59,043     250,000     116,546     116,546
  19       96,198   250,000    31,730      31,730   250,000    63,216      63,216     250,000     130,731     130,731
  20      104,158   250,000    32,359      32,359   250,000    67,465      67,465     250,000     146,395     146,395
Age 75    402,695       -0-                         250,000   162,751     162,751   1,287,942   1,226,612   1,226,612


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get a free copy of the SAI, a personalized illustration or discuss your questions about your policy by contacting us at:

     Symetra Life Insurance Company
     PO Box 34690
     Seattle, WA 98124-1690
     1-877-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the policy and the portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.

Investment Company Act File No. 811-04909

                          PREMIER ACCUMULATION LIFE(R)
                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           SYMETRA SEPARATE ACCOUNT SL
                                       AND
                         SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy. Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated April 29, 2005.

                                TABLE OF CONTENTS

SYMETRA SEPARATE ACCOUNT SL                                                       2
SERVICES                                                                          2
   Experts                                                                        2
   Independent Registered Public Accounting Firm                                  2
DISTRIBUTION                                                                      2
   Reduction or Elimination of Policy Charges or Additional Amounts Credited      3
   Underwriting                                                                   3
   Misstatement of Age or Sex                                                     3
   Symetra Life's Right to Contest                                                3
   Advertising                                                                    3
   Increases in Face Amount                                                       4
PERFORMANCE DATA                                                                  4
   Total Return                                                                   4
   Definitions                                                                    4
   Performance Comparison                                                         5
   Tax Comparison                                                                 5
FEDERAL TAX STATUS                                                                5
   Our Income Taxes                                                               5
FINANCIAL STATEMENTS                                                              5
ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE                            7

                           SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company ("the Company", "we", and "us"), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the policy. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                                    SERVICES

EXPERTS
The financial statements of Symetra Separate Account SL at December 31, 2004 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2004 (Successor) and 2003 (Predecessor) and from August 2, 2004 through December 31, 2004 (Successor) and the period from January 1, 2004 through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor), appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

                                  DISTRIBUTION

Symetra Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Symetra. For the years ended 2004, 2003 and 2002, SSI received $492,481, $725,031 and
$1,456,477 in commissions for the distribution of the policies of which no payments were retained. These figures include the combined amount of all commissions paid from the product funded by the Separate Account whether allocated to the general account of the Depositor or the Separate Account.

The commissions paid to registered representatives on the sale of policies are not more than 90% of the Guaranteed Death Benefit premiums and 3% on premiums in excess of the Guaranteed Death Benefit premium paid during the first year nor more than 2% during years two through six. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. Compensation arrangements may vary among broker dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the policy other than those described in this prospectus.

REDUCTION OR ELIMINATION OF POLICY CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us will be considered. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

UNDERWRITING
Symetra Life gathers certain information about an applicant's gender, age, health, occupation, avocation and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Symetra Life uses the 1980 Commissioner's Standard Ordinary Mortality table to determine the cost of insurance for each insured.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SYMETRA LIFE'S RIGHT TO CONTEST
Symetra Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

ADVERTISING
Symetra Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Symetra Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Symetra Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

INCREASES IN FACE AMOUNT
FACE AMOUNT. The face amount is comprised of coverage segments for the original face amount and each subsequent increase in face amount. Under the level death benefit option, any excess of the total death benefit over the face amount is considered to be part of the original coverage segment. Each coverage segment has unique cost of insurance rates that vary based upon the insured's age and risk classification at the time the segment is added, the insured's gender, and the policy's duration at the time the segment is added. The coverage segments may be reduced due to requested reductions in face amount or withdrawals. Such reductions are first applied to the most recent coverage segment and, if the reduction exceeds the amount of that segment, the balance is applied to the next most recent segment(s).

MONTHLY COST OF INSURANCE CHARGE. Policy values are allocated to coverage segments, up to the amount of the coverage segment, in the order that the segments were added to the policy. The net amount at risk of a coverage segment is determined by subtracting the policy value allocated to the segment from the face amount of the segment. The monthly cost of insurance charge for each coverage segment is the cost of insurance rate for that segment multiplied by the net amount at risk of that segment. The monthly cost of insurance charge for the policy is the sum of the monthly cost of insurance charges for each coverage segment of the policy. On each monthly anniversary, the policy value is re-allocated to the coverage segments in the manner described above.

                                PERFORMANCE DATA

TOTAL RETURN
Total return figures which appear in advertisements and sales literature (including on our website) will be calculated in several manners. "STANDARDIZED" total returns include the deduction of the monthly administration charge. "NON-STANDARDIZED" total returns do not include the deduction of the monthly administration charge. The non-standardized method will cause the performance of the portfolios to appear higher than performance calculated using the standardized method.

Both standardized and non-standardized returns are updated on our website on a regular basis. Standardized returns are updated monthly and quarterly, and non-standardized returns are updated monthly. Both updates are based on data through the last business day of the month. Both methods reflect all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The total return calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes. If the total return calculations included these deductions, performance of the portfolios would be lower.

For STANDARDIZED returns, we present returns for 1 year, 5 years, and 10 years (up to the portfolio's availability through the Separate Account), and inception-to-date, i.e., from the date the portfolio became part of the separate account. All returns are annualized, i.e., presented as AVERAGE ANNUAL TOTAL RETURNS (defined below).

For NON-STANDARDIZED returns, we present year-to-date total return (defined below), average annual total return for 1, 3, 5, 7, and 10 years (up to the life of the portfolio), and cumulative total returns over the life of the portfolio (defined below).

DEFINITIONS:
1. "AVERAGE ANNUAL TOTAL RETURN" or "ANNUALIZED TOTAL RETURN" is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including inception-to-date, 1 year, 3 years, 5 years, 7 years, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                       P (1 + T)(TO THE POWER OF n) = ERV
where:
P    = a hypothetical initial payment of $1,000;

T    = the average annual total return;
n    = the number of years; and
ERV  = the withdrawal value at the end of the time period used.

2. "YEAR-TO-DATE TOTAL RETURN" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the most recent year-end to the end of the period. It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

     Year-to-Date Total Return (%) = ((unit value at end of period)/(unit value at most recent year end) -1) * 100%

3. "CUMULATIVE TOTAL RETURN, LIFE OF PORTFOLIO" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the establishment of the portfolio to the end of the period. ("Establishment" is the first date the investment company established the portfolio, regardless of whether the portfolio was available as a portfolio option through the separate account at that time.) Cumulative total returns are not averaged.

     Cumulative total return, Life of Portfolio (%) =
     ((unit value at end of the period)/(unit value at establishment of portfolio) -1)*100%

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

PERFORMANCE COMPARISON
The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Standard & Poor's High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

OUR INCOME TAXES
Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE
In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations are provided only for portfolios currently available to all investors and start at the beginning of the calendar year following the fund inception date in the Separate Account. For example, assume that the Separate Account acquired an interest in a fund on May 1, 1994, the illustrations shown for that fund would begin on January 1, 1995.

These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a 0.70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
35. Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 (After July 15, 2005: 777 108th Ave. NE, Bellevue, WA 98004) or by telephone at 1-877-796-3872.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                        $   250,000
Death Benefit Option:                                 A
Death Benefits Payable to Age:                       95
Annual Planned Premium: (1)                 $  3,000.00
Issue Age:                                           35
Premiums Payable to Age:                             95

              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                           BASED UPON CURRENT CHARGES                     BASED UPON GUARANTEED CHARGES
    2002            250,000           1,650              839         250,000          1,619            807
    2003            250,000           5,564            4,483         250,000          5,480          4,398
    2004            250,000           9,183            7,895         250,000          9,047          7,758

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES II SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
    2002            250,000           1,791              980         250,000          1,758            947
    2003            250,000           5,477            4,396         250,000          5,394          4,313
    2004            250,000           9,772            8,483         250,000          9,629          8,340

                            AIM V.I. REAL ESTATE FUND
              Formerly INVESCO VIF - Real Estate Opportunity Fund

   POLICY                            POLICY            CASH                         POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
    1999            250,000           2,201            1,389         250,000          2,165          1,353
    2000            250,000           5,999            4,918         250,000          5,912          4,830
    2001            250,000           8,283            6,995         250,000          8,161          6,873
    2002            250,000          11,280            9,991         250,000         11,113          9,825
    2003            250,000          18,916           17,627         250,000         18,636         17,347
    2004            250,000          28,985           27,697         250,000         28,508         27,219

                   AMERICAN CENTURY VP ULTRA(R) CLASS II FUND

   POLICY                            POLICY           CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                                                                             BASED UPON GUARANTEED
                         BASED UPON CURRENT CHARGES                                 CHARGES
    2003            250,000           2,829            2,017         250,000          2,788          1,977
    2004            250,000           5,807            4,726         250,000          5,725          4,643

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                     AMERICAN CENTURY VP INTERNATIONAL FUND

   POLICY                            POLICY           CASH                           POLICY         CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                       BASED UPON GUARANTEED CHARGES
    1995            250,000           2,501            1,690         250,000          2,463          1,652
    1996            250,000           5,639            4,558         250,000          5,557          4,475
    1997            250,000           9,625            8,336         250,000          9,487          8,198
    1998            250,000          14,213           12,924         250,000         14,011         12,722
    1999            250,000          27,205           25,916         250,000         26,820         25,532
    2000            250,000          24,401           23,112         250,000         24,009         22,720
    2001            250,000          18,760           17,729         250,000         18,383         17,352
    2002            250,000          16,658           15,885         250,000         16,213         15,439
    2003            250,000          23,605           23,089         250,000         22,808         22,292
    2004            250,000          29,712           29,454         250,000         28,514         28,257

                        AMERICAN CENTURY VP BALANCED FUND

   POLICY                            POLICY           CASH                           POLICY         CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                       BASED UPON GUARANTEED CHARGES
     1992           250,000           2,039            1,228         250,000          2,005          1,193
     1993           250,000           4,799            3,717         250,000          4,724          3,643
     1994           250,000           7,200            5,912         250,000          7,090          5,801
     1995           250,000          11,578           10,289         250,000         11,405         10,116
     1996           250,000          15,566           14,277         250,000         15,328         14,040
     1997           250,000          20,905           19,617         250,000         20,538         19,249
     1998           250,000          26,837           25,806         250,000         26,284         25,253
     1999           250,000          31,978           31,204         250,000         31,204         30,430
     2000           250,000          33,235           32,720         250,000         32,281         31,766
     2001           250,000          34,136           33,879         250,000         32,968         32,710
     2002           250,000          32,779           32,779         250,000         31,450         31,450
     2003           250,000          41,737           41,737         250,000         39,816         39,816
     2004           250,000          48,080           48,080         250,000         45,637         45,637

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                         AMERICAN CENTURY VP VALUE FUND

   POLICY                            POLICY           CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                       BASED UPON GUARANTEED CHARGES
     1997           250,000           2,877            2,066         250,000          2,836          2,025
     1998           250,000           5,578            4,497         250,000          5,498          4,417
     1999           250,000           7,918            6,629         250,000          7,803          6,514
     2000           250,000          12,216           10,927         250,000         12,040         10,751
     2001           250,000          16,485           15,196         250,000         16,241         14,953
     2002           250,000          16,365           15,076         250,000         16,075         14,787
     2003           250,000          24,074           23,043         250,000         23,563         22,532
     2004           250,000          30,082           29,309         250,000         29,328         28,555

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   POLICY                           POLICY            CASH                           POLICY         CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1994           250,000           2,230            1,418         250,000          2,193          1,382
     1995           250,000           6,314            5,233         250,000          6,223          5,142
     1996           250,000          10,557            9,269         250,000         10,408          9,119
     1997           250,000          16,586           15,297         250,000         16,354         15,065
     1998           250,000          24,443           23,155         250,000         24,097         22,808
     1999           250,000          34,751           33,463         250,000         34,209         32,921
     2000           250,000          32,823           31,792         250,000         32,234         31,203
     2001           250,000          27,018           26,244         250,000         26,425         25,652
     2002           250,000          20,682           20,166         250,000         20,084         19,569
     2003           250,000          28,942           28,684         250,000         27,888         27,631
     2004           250,000          33,053           33,053         250,000         31,634         31,634

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                    DREYFUS IP - MIDCAP STOCK PORTFOLIO

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1999           250,000           2,466            1,655         250,000          2,428          1,617
     2000           250,000           5,295            4,214         250,000          5,216          4,135
     2001           250,000           7,391            6,102         250,000          7,280          5,991
     2002           250,000           8,456            7,167         250,000          8,326          7,037
     2003           250,000          14,231           12,942         250,000         14,012         12,724
     2004           250,000          18,907           17,618         250,000         18,568         17,279

                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO

   POLICY                            POLICY            CASH                         POLICY         CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT        VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     2000           250,000           1,516              704         250,000          1,485            674
     2001           250,000           2,548            1,467         250,000          2,498          1,417
     2002           250,000           2,889            1,601         250,000          2,832          1,543
     2003           250,000           8,026            6,737         250,000          7,895          6,606
     2004           250,000          10,355            9,066         250,000         10,182          8,893

                      DREYFUS VIF - APPRECIATION PORTFOLIO

   POLICY                            POLICY           CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1994           250,000           2,269            1,457         250,000          2,232          1,421
     1995           250,000           6,315            5,234         250,000          6,225          5,143
     1996           250,000          10,945            9,657         250,000         10,791          9,503
     1997           250,000          17,029           15,740         250,000         16,792         15,503
     1998           250,000          25,177           23,889         250,000         24,822         23,533
     1999           250,000          30,544           29,255         250,000         30,064         28,775
     2000           250,000          32,510           31,479         250,000         31,919         30,888
     2001           250,000          31,416           30,643         250,000         30,733         29,959
     2002           250,000          27,929           27,413         250,000         27,173         26,657
     2003           250,000          36,559           36,301         250,000         35,358         35,101
     2004           250,000          40,650           40,650         250,000         39,100         39,100

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                         DREYFUS STOCK INDEX FUND, INC.

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1990           250,000           2,104            1,292         250,000          2,068          1,257
     1991           250,000           5,921            4,840         250,000          5,834          4,753
     1992           250,000           8,878            7,589         250,000          8,748          7,459
     1993           250,000          12,249           10,960         250,000         12,070         10,781
     1994           250,000          14,640           13,351         250,000         14,418         13,129
     1995           250,000          23,211           21,922         250,000         22,811         21,522
     1996           250,000          31,210           30,179         250,000         30,590         29,559
     1997           250,000          44,483           43,709         250,000         43,480         42,707
     1998           250,000          59,824           59,308         250,000         58,323         57,808
     1999           250,000          74,670           74,413         250,000         72,620         72,362
     2000           250,000          69,474           69,474         250,000         67,388         67,388
     2001           250,000          62,472           62,472         250,000         60,401         60,401
     2002           250,000          49,811           49,811         250,000         47,944         47,944
     2003           250,000          66,397           66,397         250,000         63,624         63,624
     2004           250,000          75,357           75,357         250,000         71,936         71,936

                       FEDERATED HIGH INCOME BOND FUND II

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                       BASED UPON GUARANTEED CHARGES
     1995           250,000           2,709            1,898         250,000          2,669          1,858
     1996           250,000           5,871            4,790         250,000          5,787          4,706
     1997           250,000           9,395            8,107         250,000          9,262          7,973
     1998           250,000          12,017           10,728         250,000         11,844         10,555
     1999           250,000          14,613           13,324         250,000         14,395         13,106
     2000           250,000          13,889           12,600         250,000         13,634         12,345
     2001           250,000          16,364           15,333         250,000         15,983         14,952
     2002           250,000          18,866           18,093         250,000         18,315         17,541
     2003           250,000          25,849           25,334         250,000         24,938         24,423
     2004           250,000          31,015           30,757         250,000         29,735         29,477

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

           FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1983           250,000           2,424            1,613         250,000          2,386          1,575
     1984           250,000           5,350            4,269         250,000          5,271          4,189
     1985           250,000           8,349            7,060         250,000          8,226          6,938
     1986           250,000          11,386           10,097         250,000         11,218          9,929
     1987           250,000          14,547           13,258         250,000         14,326         13,038
     1988           250,000          18,057           16,769         250,000         17,735         16,447
     1989           250,000          22,163           21,132         250,000         21,686         20,655
     1990           250,000          26,358           25,585         250,000         25,676         24,903
     1991           250,000          30,311           29,796         250,000         29,374         28,858
     1992           250,000          33,768           33,510         250,000         32,534         32,276
     1993           250,000          37,076           37,076         250,000         35,512         35,512
     1994           250,000          40,839           40,839         250,000         38,904         38,904
     1995           250,000          45,415           45,415         250,000         43,035         43,035
     1996           250,000          49,975           49,975         250,000         47,109         47,109
     1997           250,000          54,797           54,797         250,000         51,388         51,388
     1998           250,000          59,777           59,777         250,000         55,767         55,767
     1999           250,000          64,760           64,760         250,000         60,104         60,104
     2000           250,000          70,688           70,688         250,000         65,268         65,268
     2001           250,000          75,357           75,357         250,000         69,208         69,208
     2002           250,000          78,212           78,212         250,000         71,416         71,416
     2003           250,000          80,474           80,474         250,000         73,015         73,015
     2004           250,000          82,832           82,832         250,000         74,643         74,643

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

           FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1987           250,000           2,163            1,352         250,000          2,127          1,316
     1988           250,000           5,654            4,573         250,000          5,571          4,489
     1989           250,000           9,441            8,152         250,000          9,304          8,015
     1990           250,000           9,904            8,615         250,000          9,756          8,467
     1991           250,000          16,097           14,808         250,000         15,854         14,566
     1992           250,000          21,484           20,195         250,000         21,112         19,823
     1993           250,000          28,087           27,056         250,000         27,518         26,487
     1994           250,000          32,239           31,466         250,000         31,472         30,699
     1995           250,000          46,867           46,352         250,000         45,590         45,074
     1996           250,000          56,004           55,746         250,000         54,292         54,034
     1997           250,000          75,225           75,225         250,000         72,723         72,723
     1998           250,000          86,130           86,130         250,000         83,080         83,080
     1999           250,000          93,567           93,567         250,000         90,063         90,063
     2000           250,000         103,407          103,407         250,000         99,332         99,332
     2001           250,000          99,886           99,886         250,000         95,738         95,738
     2002           250,000          84,294           84,294         250,000         80,546         80,546
     2003           250,000         112,214          112,214         250,000        106,918        106,918
     2004           250,000         126,943          126,943         250,000        120,682        120,682

              FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1987           250,000           2,284            1,473         250,000          2,248          1,436
     1988           250,000           5,450            4,369         250,000          5,369          4,288
     1989           250,000          10,347            9,058         250,000         10,199          8,910
     1990           250,000          11,126            9,837         250,000         10,963          9,674
     1991           250,000          19,625           18,336         250,000         19,337         18,048
     1992           250,000          23,912           22,624         250,000         23,513         22,224
     1993           250,000          31,231           30,200         250,000         30,626         29,595
     1994           250,000          33,391           32,618         250,000         32,632         31,859
     1995           250,000          48,238           47,722         250,000         46,976         46,461
     1996           250,000          57,777           57,519         250,000         56,079         55,821
     1997           250,000          75,204           75,204         250,000         72,791         72,791
     1998           250,000         107,865          107,865         250,000        104,217        104,217
     1999           306,023         150,750          150,750         295,363        145,499        145,499

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

     2000           266,843         135,453          135,453         257,261        130,590        130,590
     2001           250,000         112,771          112,771         250,000        108,551        108,551
     2002           250,000          79,861           79,861         250,000         76,640         76,640
     2003           250,000         108,521          108,521         250,000        103,816        103,816
     2004           250,000         113,830          113,830         250,000        108,606        108,606

           FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1996           250,000           2,730            1,919         250,000          2,691          1,879
     1997           250,000           6,494            5,413         250,000          6,404          5,323
     1998           250,000          11,567           10,278         250,000         11,409         10,120
     1999           250,000          17,285           15,996         250,000         17,048         15,759
     2000           250,000          18,210           16,921         250,000         17,950         16,662
     2001           250,000          17,904           16,616         250,000         17,600         16,312
     2002           250,000          18,227           17,196         250,000         17,837         16,806
     2003           250,000          26,363           25,590         250,000         25,678         24,904
     2004           250,000          33,024           32,509         250,000         32,009         31,494

          FIDELITY VIP GROWTH & INCOME PORTFOLIO- INITIAL CLASS SHARES

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1997           250,000           2,870            2,059         250,000          2,830          2,018
     1998           250,000           6,924            5,842         250,000          6,829          5,748
     1999           250,000          10,145            8,856         250,000         10,004          8,716
     2000           250,000          11,980           10,692         250,000         11,811         10,522
     2001           250,000          12,971           11,682         250,000         12,777         11,489
     2002           250,000          12,652           11,363         250,000         12,415         11,127
     2003           250,000          18,520           17,489         250,000         18,090         17,059
     2004           250,000          21,969           21,195         250,000         21,347         20,573

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

             FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1996           250,000           2,931            2,120         250,000          2,890          2,079
     1997           250,000           6,297            5,215         250,000          6,209          5,128
     1998           250,000           8,558            7,269         250,000          8,436          7,147
     1999           250,000          21,620           20,331         250,000         21,329         20,040
     2000           250,000          20,281           18,992         250,000         19,996         18,707
     2001           250,000          19,027           17,738         250,000         18,711         17,423
     2002           250,000          15,081           14,050         250,000         14,755         13,724
     2003           250,000          23,890           23,117         250,000         23,248         22,475
     2004           250,000          29,127           28,612         250,000         28,189         27,674

                     FRANKLIN U.S. GOVERNMENT FUND - CLASS 2

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1990           250,000           2,418            1,606         250,000          2,380          1,569
     1991           250,000           5,589            4,507         250,000          5,507          4,425
     1992           250,000           8,621            7,332         250,000          8,495          7,206
     1993           250,000          12,011           10,722         250,000         11,836         10,547
     1994           250,000          13,609           12,321         250,000         13,403         12,114
     1995           250,000          19,007           17,718         250,000         18,670         17,381
     1996           250,000          22,009           20,978         250,000         21,538         20,507
     1997           250,000          26,504           25,730         250,000         25,821         25,047
     1998           250,000          30,856           30,340         250,000         29,907         29,391
     1999           250,000          32,668           32,410         250,000         31,475         31,217
     2000           250,000          38,830           38,830         250,000         37,199         37,199
     2001           250,000          43,947           43,947         250,000         41,889         41,889
     2002           250,000          50,495           50,495         250,000         47,905         47,905
     2003           250,000          53,622           53,622         250,000         50,630         50,630
     2004           250,000          57,470           57,470         250,000         54,002         54,002

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

              TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1997           250,000           1,457              645         250,000          1,427            615
     1998           250,000           3,000            1,918         250,000          2,945          1,863
     1999           250,000           8,368            7,079         250,000          8,238          6,949
     2000           250,000           7,185            5,896         250,000          7,068          5,779
     2001           250,000           8,682            7,393         250,000          8,535          7,246
     2002           250,000          10,943            9,654         250,000         10,712          9,423
     2003           250,000          20,363           19,332         250,000         19,857         18,826
     2004           250,000          28,236           27,463         250,000         27,424         26,650

                   TEMPLETON GROWTH SECURITIES FUND - CLASS 2

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1995           250,000           2,514            1,703         250,000          2,476          1,665
     1996           250,000           5,910            4,829         250,000          5,825          4,744
     1997           250,000           9,361            8,072         250,000          9,227          7,938
     1998           250,000          11,543           10,254         250,000         11,375         10,087
     1999           250,000          14,966           13,677         250,000         14,742         13,453
     2000           250,000          15,390           14,101         250,000         15,112         13,823
     2001           250,000          14,444           13,413         250,000         14,106         13,075
     2002           250,000          13,557           12,784         250,000         13,132         12,359
     2003           250,000          20,991           20,476         250,000         20,176         19,661
     2004           250,000          26,983           26,726         250,000         25,752         25,494

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                    MUTUAL SHARES SECURITIES FUND -- CLASS 2

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                      BASED UPON GUARANTEED CHARGES
     1997           250,000           2,642            1,830         250,000          2,602          1,791
     1998           250,000           4,996            3,915         250,000          4,922          3,841
     1999           250,000           8,386            7,097         250,000          8,263          6,974
     2000           250,000          11,838           10,549         250,000         11,665         10,377
     2001           250,000          14,183           12,895         250,000         13,969         12,680
     2002           250,000          14,460           13,171         250,000         14,194         12,905
     2003           250,000          20,982           19,951         250,000         20,512         19,481
     2004           250,000          26,164           25,391         250,000         25,464         24,691

                     JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                       BASED UPON GUARANTEED CHARGES
     1996           250,000           2,525            1,714         250,000          2,487          1,675
     1997           250,000           5,203            4,122         250,000          5,126          4,044
     1998           250,000           7,927            6,638         250,000          7,809          6,521
     1999           250,000          14,089           12,801         250,000         13,887         12,598
     2000           250,000          13,709           12,420         250,000         13,502         12,213
     2001           250,000          12,853           11,564         250,000         12,611         11,323
     2002           250,000          12,290           11,259         250,000         11,983         10,952
     2003           250,000          19,365           18,591         250,000         18,764         17,991
     2004           250,000          25,614           25,098         250,000         24,670         24,155

                        JPMORGAN MID CAP VALUE PORTFOLIO

   POLICY                           POLICY            CASH                          POLICY          CASH
  YEAR END           DEATH          ACCOUNT         SURRENDER         DEATH         ACCOUNT       SURRENDER
DECEMBER 31ST       BENEFIT          VALUE            VALUE          BENEFIT         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
                         BASED UPON CURRENT CHARGES                   BASED UPON GUARANTEED CHARGES
     2002           250,000           2,212            1,401         250,000          2,176          1,365
     2003           250,000           6,050            4,969         250,000          5,962          4,881
     2004           250,000          10,223            8,935         250,000         10,078          8,789

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

Symetra Separate Account SL (formerly Safeco Separate Account SL)

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2004

                                     INVESTMENTS     INVESTMENTS      DIVIDENDS        TOTAL           TOTAL
SUB-ACCOUNT                           (AT COST)    (AT FAIR VALUE)    RECEIVABLE       ASSETS       LIABILITIES    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond                        $  1,309,571   $     1,328,366   $          -   $  1,328,366   $          -   $  1,328,366
Pioneer Fund                           5,415,542         5,366,209              -      5,366,209              -      5,366,209
Pioneer Growth Opportunities           8,478,274        10,675,561              -     10,675,561              -     10,675,561
Pioneer Mid-Cap Value                  2,004,775         2,370,316              -      2,370,316              -      2,370,316
Pioneer Small-Cap Value                1,100,330         1,555,167              -      1,555,167              -      1,555,167
Dreyfus MidCap Stock                   1,180,712         1,520,637              -      1,520,637              -      1,520,637
Dreyfus Technology Growth                489,974           448,456              -        448,456              -        448,456
Dreyfus Appreciation                     794,725           815,385              -        815,385              -        815,385
Dreyfus Quality Bond                     625,149           619,038              -        619,038              -        619,038
Dreyfus Socially Responsible             333,575           324,423              -        324,423              -        324,423
Dreyfus Stock Index                      999,749         1,076,215              -      1,076,215              -      1,076,215
Fidelity Equity Income                11,046,408        12,649,206              -     12,649,206              -     12,649,206
Fidelity Growth                       23,711,091        20,400,641              -     20,400,641              -     20,400,641
Fidelity High Income                   1,657,059         1,634,292              -      1,634,292              -      1,634,292
Fidelity Money Market                  2,657,613         2,657,613              -      2,657,613              -      2,657,613
Fidelity Overseas                      4,393,510         4,424,473              -      4,424,473              -      4,424,473
Fidelity Index 500                    10,104,655        10,952,499              -     10,952,499              -     10,952,499
Fidelity Asset Mgr: Growth             1,291,880         1,185,129              -      1,185,129              -      1,185,129
Fidelity Asset Manager                 7,843,551         7,602,051              -      7,602,051              -      7,602,051
Fidelity Contrafund                    7,188,793         8,837,849              -      8,837,849              -      8,837,849
Fidelity Investment Grade Bond         1,287,947         1,330,656              -      1,330,656              -      1,330,656
Fidelity Balanced                        129,250           134,776              -        134,776              -        134,776
Fidelity Growth & Income               1,415,366         1,520,365              -      1,520,365              -      1,520,365
Fidelity Growth Opportunities          1,034,818         1,034,111              -      1,034,111              -      1,034,111
AIM Aggressive Growth                    772,360           844,650              -        844,650              -        844,650
AIM Capital Development                   35,592            39,478              -         39,478              -         39,478
AIM Growth                               444,655           503,467              -        503,467              -        503,467
AIM Health Sciences                       27,283            28,691              -         28,691              -         28,691
AIM Real Estate Opportunity              811,991         1,355,321              -      1,355,321              -      1,355,321
AIM International Growth                  99,236           108,381              -        108,381              -        108,381
Federated High Income                    137,458           149,168              -        149,168              -        149,168
Federated Capital Income                 101,829           102,086              -        102,086              -        102,086
Franklin Small Cap                       685,235           797,783              -        797,783              -        797,783
Franklin U.S. Government                 343,515           335,453              -        335,453              -        335,453
Mutual Shares Securities                 105,218           125,253              -        125,253              -        125,253
Templeton Developing Markets             324,579           425,802              -        425,802              -        425,802
Templeton Growth Securities              750,485         1,049,431              -      1,049,431              -      1,049,431
ING Natural Resources                    230,976           292,375              -        292,375              -        292,375
ING Emerging Markets                     701,193           851,639              -        851,639              -        851,639
Scudder Balanced                         827,703           876,099              -        876,099              -        876,099
Scudder International                    177,406           196,908              -        196,908              -        196,908
J.P. Morgan U.S. Large Cap Equity        761,083           822,731              -        822,731              -        822,731
J.P. Morgan International Equity          94,324           108,381              -        108,381              -        108,381
J.P. Morgan Mid Cap Value                199,825           238,968              -        238,968              -        238,968
Wanger U.S. Smaller Companies            651,600           916,876              -        916,876              -        916,876
American Century Balanced                975,625         1,085,874              -      1,085,874              -      1,085,874
American Century International         1,032,045           961,528              -        961,528              -        961,528
American Century Value                   496,507           640,195              -        640,195              -        640,195
American Century Ultra                    50,305            55,103              -         55,103              -         55,103

                                              PREMIER UNIVERSAL LIFE                      ENHANCED UNIVERSAL LIFE
                                    ------------------------------------------   ------------------------------------------
                                                                  ACCUMULATION                                 ACCUMULATION
                                                       UNITS          UNIT                          UNITS          UNIT
SUB-ACCOUNT                          NET ASSETS     OUTSTANDING       VALUE       NET ASSETS     OUTSTANDING       VALUE
---------------------------------------------------------------------------------------------------------------------------
Pioneer Bond                        $  1,026,949         73,507   $     13.971   $    301,417          2,053   $    146.794
Pioneer Fund                           3,544,915        318,361         11.135      1,821,294         12,114        150.345
Pioneer Growth Opportunities           6,184,869        463,498         13.344      4,490,692         22,103        203.170
Pioneer Mid-Cap Value                  1,850,308        120,104         15.406        520,008          2,790        186.355
Pioneer Small-Cap Value                1,555,167         92,895         16.741              -              -              -
Dreyfus MidCap Stock                   1,520,637        120,677         12.601              -              -              -
Dreyfus Technology Growth                448,456        114,608          3.913              -              -              -
Dreyfus Appreciation                     815,385         88,273          9.237              -              -              -
Dreyfus Quality Bond                     619,038         46,616         13.280              -              -              -
Dreyfus Socially Responsible             324,423         51,201          6.336              -              -              -
Dreyfus Stock Index                    1,076,215         80,663         13.342              -              -              -
Fidelity Equity Income                 2,152,425        143,247         15.026     10,496,781         25,536        411.057
Fidelity Growth                        5,291,415        392,594         13.478     15,109,226         46,099        327.756
Fidelity High Income                     281,022         28,353          9.911      1,353,270          8,495        159.294
Fidelity Money Market                  1,309,436        106,835         12.257      1,348,177          9,000        149.790
Fidelity Overseas                        425,762         33,400         12.747      3,998,711         19,200        208.269
Fidelity Index 500                     3,386,912        242,604         13.961      7,565,587         25,840        292.780
Fidelity Asset Mgr: Growth               325,927         26,747         12.186        859,202          4,436        193.702
Fidelity Asset Manager                   456,140         34,271         13.310      7,145,911         28,128        254.051
Fidelity Contrafund                    2,359,252        135,541         17.406      6,478,597         21,943        295.251
Fidelity Investment Grade Bond            61,372          4,033         15.217      1,269,284          6,026        210.619
Fidelity Balanced                        134,776         10,193         13.223              -              -              -
Fidelity Growth & Income               1,520,365        111,543         13.630              -              -              -
Fidelity Growth Opportunities          1,034,111        100,559         10.284              -              -              -
AIM Aggressive Growth                    844,650        125,010          6.757              -              -              -
AIM Capital Development                   39,478          2,664         14.820              -              -              -
AIM Growth                               503,467        107,147          4.699              -              -              -
AIM Health Sciences                       28,691          2,256         12.716              -              -              -
AIM Real Estate Opportunity            1,355,321         60,598         22.366              -              -              -
AIM International Growth                 108,381          6,824         15.882              -              -              -
Federated High Income                    149,168         11,824         12.615              -              -              -
Federated Capital Income                 102,086         12,938          7.890              -              -              -
Franklin Small Cap                       797,783        104,474          7.636              -              -              -
Franklin U.S. Government                 335,453         25,352         13.232              -              -              -
Mutual Shares Securities                 125,253         10,581         11.838              -              -              -
Templeton Developing Markets             425,802         30,937         13.764              -              -              -
Templeton Growth Securities            1,049,431         86,962         12.068              -              -              -
ING Natural Resources                     61,175          5,254         11.643        231,200          1,533        150.798
ING Emerging Markets                     127,451          9,638         13.224        724,188          6,564        110.319
Scudder Balanced                         876,099         91,406          9.585              -              -              -
Scudder International                    196,908         27,805          7.082              -              -              -
J.P. Morgan U.S. Large Cap Equity        822,731        101,024          8.144              -              -              -
J.P. Morgan International Equity         108,381          6,911         15.682              -              -              -
J.P. Morgan Mid Cap Value                238,968         16,087         14.855              -              -              -
Wanger U.S. Smaller Companies            916,876         48,675         18.837              -              -              -
American Century Balanced              1,085,874         78,432         13.845              -              -              -
American Century International           961,528         74,204         12.958              -              -              -
American Century Value                   640,195         50,381         12.706              -              -              -
American Century Ultra                    55,103          4,220         13.058              -              -              -

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004

                                                                                        SUB-ACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                                           PIONEER         PIONEER        PIONEER
                                                            PIONEER        PIONEER         GROWTH          MID-CAP       SMALL-CAP
                                                             BOND           FUND        OPPORTUNITIES       VALUE          VALUE
                                                          -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $     3,390    $    56,399    $           -    $     8,654    $         -
   Mortality and Expense Risk Charge                           (9,404)       (39,176)         (74,414)       (16,203)        (8,766)
                                                          -----------    -----------    -------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                   (6,014)        17,223          (74,414)        (7,549)        (8,766)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         (2,609)       (34,439)          91,947         15,095         16,444
   Realized Capital Gain Distributions Received                     -              -                -              -         24,909
   Net Change in Unrealized Appreciation (Depreciation)        42,925        361,912        1,867,281        288,590        225,756
                                                          -----------    -----------    -------------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                 40,316        327,473        1,959,228        303,685        267,109
                                                          -----------    -----------    -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    34,302    $   344,696    $   1,884,814    $   296,136    $   258,343
                                                          ===========    ===========    =============    ===========    ===========

                                                                                        SUB-ACCOUNTS
                                                          -------------------------------------------------------------------------
                                                            DREYFUS        DREYFUS                         DREYFUS        DREYFUS
                                                            MIDCAP       TECHNOLOGY        DREYFUS         QUALITY       SOCIALLY
                                                             STOCK         GROWTH       APPRECIATION        BOND        RESPONSIBLE
                                                          -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $     5,527    $         -    $      13,717    $    23,487    $     1,252
   Mortality and Expense Risk Charge                           (9,499)        (2,832)          (5,780)        (4,001)        (2,098)
                                                          -----------    -----------    -------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                   (3,972)        (2,832)           7,937         19,486           (846)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         30,523         (4,429)           2,238           (974)        (3,353)
   Realized Capital Gain Distributions Received                35,539              -                -              -              -
   Net Change in Unrealized Appreciation (Depreciation)       121,952          9,129           26,022         (2,438)        21,792
                                                          -----------    -----------    -------------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                188,014          4,700           28,260         (3,412)        18,439
                                                          -----------    -----------    -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $   184,042    $     1,868    $      36,197    $    16,074    $    17,593
                                                          ===========    ===========    =============    ===========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                         SUB-ACCOUNTS
                                                          -----------------------------------------------------------------------
                                                            DREYFUS        FIDELITY                     FIDELITY       FIDELITY
                                                             STOCK          EQUITY        FIDELITY        HIGH           MONEY
                                                             INDEX          INCOME         GROWTH        INCOME         MARKET
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $     6,282    $   179,149    $    53,102    $   130,448    $    42,738
   Mortality and Expense Risk Charge                           (3,732)      (102,004)      (172,089)       (13,848)       (28,982)
                                                          -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                    2,550         77,145       (118,987)       116,600         13,756
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         18,940         45,714       (484,386)       (18,676)             -
   Realized Capital Gain Distributions Received                     -         42,797              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        74,750      1,036,976      1,070,913         35,663              -
                                                          -----------    -----------    -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                 93,690      1,125,487        586,527         16,987              -
                                                          -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    96,240    $ 1,202,632    $   467,540    $   133,587    $    13,756
                                                          ===========    ===========    ===========    ===========    ===========

                                                                                        SUB-ACCOUNTS
                                                          -----------------------------------------------------------------------
                                                                                         FIDELITY       FIDELITY
                                                           FIDELITY       FIDELITY         ASSET          ASSET        FIDELITY
                                                           OVERSEAS       INDEX 500     MGR: GROWTH      MANAGER      CONTRAFUND
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $    47,619    $   134,012    $    26,134    $   210,521    $    26,218
   Mortality and Expense Risk Charge                          (36,482)       (84,460)        (9,816)       (68,163)       (68,058)
                                                          -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                   11,137         49,552         16,318        142,358        (41,840)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares        (47,533)        86,762        (22,375)       (66,075)        93,600
   Realized Capital Gain Distributions Received                     -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)       534,774        843,267         62,176        261,408      1,048,513
                                                          -----------    -----------    -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                487,241        930,029         39,801        195,333      1,142,113
                                                          -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $   498,378    $   979,581    $    56,119    $   337,691    $ 1,100,273
                                                          ===========    ===========    ===========    ===========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           FIDELITY                       FIDELITY        FIDELITY         AIM
                                                          INVESTMENT       FIDELITY       GROWTH &         GROWTH       AGGRESSIVE
                                                          GRADE BOND       BALANCED        INCOME       OPPORTUNITIES     GROWTH
                                                          -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $    57,985    $     2,935    $      12,932    $     5,006    $         -
   Mortality and Expense Risk Charge                          (12,157)          (980)         (10,206)        (6,713)        (5,178)
                                                          -----------    -----------    -------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                   45,828          1,955            2,726         (1,707)        (5,178)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         10,719            (20)           6,208         (4,982)          (938)
   Realized Capital Gain Distributions Received                41,709              -                -              -              -
   Net Change in Unrealized Appreciation (Depreciation)       (51,403)         4,111           65,349         69,056         88,345
                                                          -----------    -----------    -------------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                  1,025          4,091           71,557         64,074         87,408
                                                          -----------    -----------    -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    46,853    $     6,046    $      74,283    $    62,367    $    82,229
                                                          ===========    ===========    =============    ===========    ===========

                                                                                     SUB-ACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              AIM                        AIM             AIM              AIM
                                                            CAPITAL         AIM         HEALTH        REAL ESTATE    INTERNATIONAL
                                                          DEVELOPMENT     GROWTH       SCIENCES       OPPORTUNITY        GROWTH
                                                          -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $         -   $         -   $         -   $        9,958   $          358
   Mortality and Expense Risk Charge                             (195)       (3,097)         (140)          (8,251)            (184)
                                                          -----------   -----------   -----------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                                     (195)       (3,097)         (140)           1,707              174
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares             47         1,933            64          116,575               67
   Realized Capital Gain Distributions Received                     -             -             -           21,834                -
   Net Change in Unrealized Appreciation (Depreciation)         3,649        37,313         1,050          233,275            9,064
                                                          -----------   -----------   -----------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS                                  3,696        39,246         1,114          371,684            9,131
                                                          -----------   -----------   -----------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $     3,501   $    36,149   $       974   $      373,391   $        9,305
                                                          ===========   ===========   ===========   ==============   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                       SUB-ACCOUNTS
                                                          -----------------------------------------------------------------------
                                                           FEDERATED      FEDERATED                      FRANKLIN       MUTUAL
                                                             HIGH          CAPITAL       FRANKLIN          U.S.         SHARES
                                                            INCOME         INCOME        SMALL CAP      GOVERNMENT    SECURITIES
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $    17,138    $     4,349    $         -    $    15,734    $       842
   Mortality and Expense Risk Charge                           (1,280)          (684)        (5,276)        (2,226)          (739)
                                                          -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                   15,858          3,665         (5,276)        13,508            103
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares            678         (1,649)        10,265         (1,261)         2,704
   Realized Capital Gain Distributions Received                     -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        (2,061)         6,437         73,626         (3,711)        10,047
                                                          -----------    -----------    -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                 (1,383)         4,788         83,891         (4,972)        12,751
                                                          -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    14,475    $     8,453    $    78,615    $     8,536    $    12,854
                                                          ===========    ===========    ===========    ===========    ===========

                                                                                        SUB-ACCOUNTS
                                                          -----------------------------------------------------------------------
                                                           TEMPLETON      TEMPLETON         ING           ING
                                                          DEVELOPING       GROWTH         NATURAL       EMERGING        SCUDDER
                                                            MARKETS      SECURITIES      RESOURCES       MARKETS       BALANCED
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $     5,722    $    12,049    $     2,809    $     6,547    $    13,898
   Mortality and Expense Risk Charge                           (2,180)        (7,248)        (2,474)        (6,767)        (5,825)
                                                          -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                    3,542          4,801            335           (220)         8,073
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares          6,884         52,975         19,471          5,114          1,177
   Realized Capital Gain Distributions Received                     -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        62,282         89,294         14,502        139,833         38,105
                                                          -----------    -----------    -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                 69,166        142,269         33,973        144,947         39,282
                                                          -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    72,708    $   147,070    $    34,308    $   144,727    $    47,355
                                                          ===========    ===========    ===========    ===========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                          ------------------------------------------------------------------------
                                                                          J.P. MORGAN    J.P. MORGAN    J.P. MORGAN      WANGER
                                                             SCUDDER      U.S. LARGE    INTERNATIONAL     MID CAP     U.S. SMALLER
                                                          INTERNATIONAL   CAP EQUITY       EQUITY          VALUE        COMPANIES
                                                          ------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $       2,161   $     5,663   $         204   $       340   $          -
   Mortality and Expense Risk Charge                             (1,191)       (5,150)           (393)       (1,131)        (5,684)
                                                          -------------   -----------   -------------   -----------   ------------
NET INVESTMENT INCOME (LOSS)                                        970           513            (189)         (791)        (5,684)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares             (292)        1,066             317         1,515         13,249
   Realized Capital Gain Distributions Received                       -             -               -           585              -
   Net Change in Unrealized Appreciation (Depreciation)          25,859        61,683          12,739        31,131        127,628
                                                          -------------   -----------   -------------   -----------   ------------
NET GAIN (LOSS) ON INVESTMENTS                                   25,567        62,749          13,056        33,231        140,877
                                                          -------------   -----------   -------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $      26,537   $    63,262   $      12,867   $    32,440   $    135,193
                                                          =============   ===========   =============   ===========   ============

                                                                                  SUB-ACCOUNTS
                                                          ----------------------------------------------------------
                                                           AMERICAN        AMERICAN        AMERICAN       AMERICAN
                                                            CENTURY         CENTURY         CENTURY        CENTURY
                                                           BALANCED      INTERNATIONAL       VALUE          ULTRA
                                                          ----------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                        $    14,144    $       4,543    $     5,228    $         -
   Mortality and Expense Risk Charge                           (6,609)          (5,842)        (3,752)          (176)
                                                          -----------    -------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                    7,535           (1,299)         1,476           (176)
                                                          -----------    -------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares          4,019          (24,959)        25,529             41
   Realized Capital Gain Distributions Received                     -                -          4,055              -
   Net Change in Unrealized Appreciation (Depreciation)        73,857          141,401         41,199          4,534
                                                          -----------    -------------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS                                 77,876          116,442         70,783          4,575
                                                          -----------    -------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    85,411    $     115,143    $    72,259    $     4,399
                                                          ===========    =============    ===========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31, 2003 AND 2004

                                                                                 SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------
                                                                                    PIONEER         PIONEER         PIONEER
                                                    PIONEER         PIONEER         GROWTH          MID-CAP        SMALL-CAP
                                                     BOND            FUND        OPPORTUNITIES       VALUE           VALUE
                                                 -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $  1,151,708    $  4,246,959    $   5,900,379    $  1,401,452    $    595,207
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        43,666           8,923          (53,332)         (7,446)           (320)
   Realized Gains (Losses)                              8,531        (188,994)        (410,928)        (67,700)         29,058
   Net Change in Unrealized Appreciation
     (Depreciation)                                   (20,526)      1,162,606        2,919,265         701,215         257,036
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           31,671         982,535        2,455,005         626,069         285,774
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 427,955         881,829        1,424,127         427,990         424,025
      Enhanced Variable Universal Life                201,935         464,178        1,418,254         115,858               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                (293,803)       (752,822)      (1,053,649)       (274,692)       (335,089)
      Enhanced Variable Universal Life               (296,876)       (747,590)      (1,392,969)       (298,446)              -
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         39,211        (154,405)         395,763         (29,290)         88,936
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                70,882         828,130        2,850,768         596,779         374,710
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2003                     1,222,590       5,075,089        8,751,147       1,998,231         969,917
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        (6,014)         17,223          (74,414)         (7,549)         (8,766)
   Realized Gains (Losses)                             (2,609)        (34,439)          91,947          15,095          41,353
   Net Change in Unrealized Appreciation
     (Depreciation)                                    42,925         361,912        1,867,281         288,590         225,756
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           34,302         344,696        1,884,814         296,136         258,343
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 377,290         870,014        1,236,863         410,720         569,170
      Enhanced Variable Universal Life                117,664         243,277          551,971         119,058               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                (207,591)       (831,284)      (1,018,993)       (364,567)       (242,263)
      Enhanced Variable Universal Life               (215,889)       (335,583)        (730,241)        (89,262)              -
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         71,474         (53,576)          39,600          75,949         326,907
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               105,776         291,120        1,924,414         372,085         585,250
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $  1,328,366    $  5,366,209    $  10,675,561    $  2,370,316    $  1,555,167
                                                 ============    ============    =============    ============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------
                                                    DREYFUS         DREYFUS                         DREYFUS         DREYFUS
                                                    MIDCAP        TECHNOLOGY        DREYFUS         QUALITY        SOCIALLY
                                                     STOCK          GROWTH       APPRECIATION        BOND         RESPONSIBLE
                                                 -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $    935,467    $    225,289    $   1,073,355    $    445,132    $    191,212
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        (4,625)         (2,182)           4,978          16,851          (1,326)
   Realized Gains (Losses)                              3,029         (18,507)         (81,763)         12,728          (9,548)
   Net Change in Unrealized Appreciation
     (Depreciation)                                   313,495         145,439          237,258          (9,233)         65,091
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          311,899         124,750          160,473          20,346          54,217
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 487,682         175,087          220,072         251,423          98,295
      Enhanced Variable Universal Life                      -               -                -               -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                (403,128)       (125,556)        (607,727)       (172,076)        (56,314)
      Enhanced Variable Universal Life                      -               -                -               -               -
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         84,554          49,531         (387,655)         79,347          41,981
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               396,453         174,281         (227,182)         99,693          96,198
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2003                     1,331,920         399,570          846,173         544,825         287,410
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        (3,972)         (2,832)           7,937          19,486            (846)
   Realized Gains (Losses)                             66,062          (4,429)           2,238            (974)         (3,353)
   Net Change in Unrealized Appreciation
     (Depreciation)                                   121,952           9,129           26,022          (2,438)         21,792
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          184,042           1,868           36,197          16,074          17,593
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 319,888         148,547          174,143         231,637          85,218
      Enhanced Variable Universal Life                      -               -                -               -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                (315,213)       (101,529)        (241,128)       (173,497)        (65,798)
      Enhanced Variable Universal Life                      -               -                -               -               -
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS          4,675          47,018          (66,985)         58,139          19,420
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               188,717          48,886          (30,788)         74,213          37,013
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $  1,520,637    $    448,456    $     815,385    $    619,038    $    324,423
                                                 ============    ============    =============    ============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------
                                                    DREYFUS        FIDELITY                         FIDELITY        FIDELITY
                                                     STOCK          EQUITY         FIDELITY           HIGH            MONEY
                                                    INDEX@          INCOME          GROWTH           INCOME          MARKET
                                                 -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $          -    $  8,772,034    $  16,807,863    $  1,931,727    $  5,803,860
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                         1,558          86,302         (105,432)        149,133           9,867
   Realized Gains (Losses)                             45,436        (186,860)      (1,343,976)       (145,089)              -
   Net Change in Unrealized Appreciation
     (Depreciation)                                     1,716       2,623,556        6,448,368         448,220               -
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           48,710       2,522,998        4,998,960         452,264           9,867
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life               1,960,468         965,357        1,845,340          35,349       9,949,377
      Enhanced Variable Universal Life                      -       1,241,115        2,022,564         582,683       5,736,010
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life              (1,945,985)       (379,195)      (1,532,311)        (72,421)    (10,086,035)
      Enhanced Variable Universal Life                      -      (1,741,883)      (3,473,511)     (1,296,340)     (6,600,131)
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         14,483          85,394       (1,137,918)       (750,729)     (1,000,779)
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                63,193       2,608,392        3,861,042        (298,465)       (990,912)
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2003                        63,193      11,380,426       20,668,905       1,633,262       4,812,948
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                         2,550          77,145         (118,987)        116,600          13,756
   Realized Gains (Losses)                             18,940          88,511         (484,386)        (18,676)              -
   Net Change in Unrealized Appreciation
     (Depreciation)                                    74,750       1,036,976        1,070,913          35,663               -
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           96,240       1,202,632          467,540         133,587          13,756
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life               3,772,265         533,083        1,459,991          78,405       6,458,026
      Enhanced Variable Universal Life                      -       1,268,186        1,556,321         261,809       4,194,382
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life              (2,855,483)       (412,430)      (1,165,219)        (51,425)     (7,703,099)
      Enhanced Variable Universal Life                      -      (1,322,691)      (2,586,897)       (421,346)     (5,118,400)
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS        916,782          66,148         (735,804)       (132,557)     (2,169,091)
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             1,013,022       1,268,780         (268,264)          1,030      (2,155,335)
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $  1,076,215    $ 12,649,206    $  20,400,641    $  1,634,292    $  2,657,613
                                                 ============    ============    =============    ============    ============

@ For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------
                                                                                   FIDELITY        FIDELITY
                                                   FIDELITY        FIDELITY       ASSET MGR:         ASSET         FIDELITY
                                                   OVERSEAS        INDEX 500        GROWTH          MANAGER       CONTRAFUND
                                                 -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $  3,390,673    $  8,122,584    $   1,014,811    $  7,751,663    $  6,420,396
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                          (621)         55,817           21,844         221,670         (26,493)
   Realized Gains (Losses)                           (349,608)       (249,399)         (70,183)       (293,484)        (88,470)
   Net Change in Unrealized Appreciation
     (Depreciation)                                 1,643,586       2,348,481          260,991       1,274,000       1,797,439
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        1,293,357       2,154,899          212,652       1,202,186       1,682,476
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  89,426         567,368           55,454         172,254         361,313
      Enhanced Variable Universal Life                541,291       2,639,617          150,091         926,096         937,128
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (70,426)       (700,825)         (52,381)       (246,902)       (292,283)
      Enhanced Variable Universal Life             (1,085,293)     (3,282,942)        (249,329)     (1,916,075)     (1,447,688)
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (525,002)       (776,782)         (96,165)     (1,064,627)       (441,530)
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               768,355       1,378,117          116,487         137,559       1,240,946
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2003                     4,159,028       9,500,701        1,131,298       7,889,222       7,661,342
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        11,137          49,552           16,318         142,358         (41,840)
   Realized Gains (Losses)                            (47,533)         86,762          (22,375)        (66,075)         93,600
   Net Change in Unrealized Appreciation
     (Depreciation)                                   534,774         843,267           62,176         261,408       1,048,513
                                                 ------------    ------------    -------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          498,378         979,581           56,119         337,691       1,100,273
                                                 ------------    ------------    -------------    ------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  66,527         445,989           52,201         175,087         738,998
      Enhanced Variable Universal Life                463,853       3,658,720          161,584         606,706         792,569
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (99,268)       (482,798)         (41,485)       (234,399)       (396,975)
      Enhanced Variable Universal Life               (664,045)     (3,149,694)        (174,588)     (1,172,256)     (1,058,358)
                                                 ------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (232,933)        472,217           (2,288)       (624,862)         76,234
                                                 ------------    ------------    -------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               265,445       1,451,798           53,831        (287,171)      1,176,507
                                                 ------------    ------------    -------------    ------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $  4,424,473    $ 10,952,499    $   1,185,129    $  7,602,051    $  8,837,849
                                                 ============    ============    =============    ============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                   FIDELITY                         FIDELITY           FIDELITY           AIM
                                                  INVESTMENT       FIDELITY         GROWTH &            GROWTH         AGGRESSIVE
                                                  GRADE BOND       BALANCED          INCOME         OPPORTUNITIES        GROWTH
                                                 ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $  1,790,013    $    121,396    $       667,704    $      595,657    $    484,839
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        49,917           2,638              1,846               337          (3,909)
   Realized Gains (Losses)                             56,582          (2,146)           (12,191)          (21,788)        (18,325)
   Net Change in Unrealized Appreciation
     (Depreciation)                                   (39,175)         19,910            214,156           219,351         155,895
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           67,324          20,402            203,811           197,900         133,661
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                   9,937          38,100            973,841           356,226         216,678
      Enhanced Variable Universal Life                358,412               -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                  (6,314)        (32,899)          (336,919)         (210,840)       (139,195)
      Enhanced Variable Universal Life               (722,147)              -                  -                 -               -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (360,112)          5,201            636,922           145,386          77,483
                                                 ------------    ------------    ---------------    --------------    ------------
                                                     (292,788)         25,603            840,733           343,286         211,144
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2003                     1,497,225         146,999          1,508,437           938,943         695,983
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        45,828           1,955              2,726            (1,707)         (5,178)
   Realized Gains (Losses)                             52,428             (20)             6,208            (4,982)           (938)
   Net Change in Unrealized Appreciation
     (Depreciation)                                   (51,403)          4,111             65,349            69,056          88,345
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           46,853           6,046             74,283            62,367          82,229
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                   6,134          33,787            263,882           179,251         201,910
      Enhanced Variable Universal Life                185,966               -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                  (8,665)        (52,056)          (326,237)         (146,450)       (135,472)
      Enhanced Variable Universal Life               (396,857)              -                  -                 -               -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (213,422)        (18,269)           (62,355)           32,801          66,438
                                                 ------------    ------------    ---------------    --------------    ------------
                                                     (166,569)        (12,223)            11,928            95,168         148,667
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $  1,330,656    $    134,776    $     1,520,365    $    1,034,111    $    844,650
                                                 ============    ============    ===============    ==============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                    SUB-ACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                      AIM                             AIM               AIM                AIM
                                                    CAPITAL           AIM            HEALTH          REAL ESTATE      INTERNATIONAL
                                                 DEVELOPMENT@       GROWTH          SCIENCES@        OPPORTUNITY         GROWTH@
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $          -    $    281,310    $             -    $      946,985    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (5)         (2,345)               (15)           11,345                5
   Realized Gains (Losses)                                 17          (5,216)                 7            50,807                7
   Net Change in Unrealized Appreciation
     (Depreciation)                                       237          98,577                358           297,991               81
                                                 ------------    ------------    ---------------    --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              249          91,016                350           360,143               93
                                                 ------------    ------------    ---------------    --------------    -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                   2,919         142,143              5,790           738,590            1,680
      Enhanced Variable Universal Life                      -               -                  -                 -                -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                    (362)       (101,804)              (774)         (823,121)            (353)
      Enhanced Variable Universal Life                      -               -                  -                 -                -
                                                 ------------    ------------    ---------------    --------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS          2,557          40,339              5,016           (84,531)           1,327
                                                 ------------    ------------    ---------------    --------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,806         131,355              5,366           275,612            1,420
                                                 ------------    ------------    ---------------    --------------    -------------

NET ASSETS AT DECEMBER 31, 2003                         2,806         412,665              5,366         1,222,597            1,420
                                                 ------------    ------------    ---------------    --------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                          (195)         (3,097)              (140)            1,707              174
   Realized Gains (Losses)                                 47           1,933                 64           138,409               67
   Net Change in Unrealized Appreciation
     (Depreciation)                                     3,649          37,313              1,050           233,275            9,064
                                                 ------------    ------------    ---------------    --------------    -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            3,501          36,149                974           373,391            9,305
                                                 ------------    ------------    ---------------    --------------    -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  80,555         130,217             26,404           199,863          101,087
      Enhanced Variable Universal Life                      -               -                  -                 -                -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (47,384)        (75,564)            (4,053)         (440,530)          (3,431)
      Enhanced Variable Universal Life                      -               -                  -                 -                -
                                                 ------------    ------------    ---------------    --------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         33,171          54,653             22,351          (240,667)          97,656
                                                 ------------    ------------    ---------------    --------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                36,672          90,802             23,325           132,724          106,961
                                                 ------------    ------------    ---------------    --------------    -------------

NET ASSETS AT DECEMBER 31, 2004                  $     39,478    $    503,467    $        28,691    $    1,355,321    $     108,381
                                                 ============    ============    ===============    ==============    =============

@ For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                    SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                   FEDERATED       FEDERATED                           FRANKLIN          MUTUAL
                                                     HIGH           CAPITAL         FRANKLIN             U.S.            SHARES
                                                    INCOME          INCOME          SMALL CAP         GOVERNMENT       SECURITIES
                                                 ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $    168,090    $     56,175    $       550,473    $      182,983    $     10,463
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        12,064           3,491             (4,366)           13,430              81
   Realized Gains (Losses)                               (426)         (1,917)           (30,457)             (813)            146
   Net Change in Unrealized Appreciation
     (Depreciation)                                    27,425          12,607            234,829            (8,860)         10,617
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           39,063          14,181            200,006             3,757          10,844
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  53,079          37,181            332,711           210,540          75,619
      Enhanced Variable Universal Life                      -               -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (24,573)        (15,929)          (335,070)          (90,481)        (12,428)
      Enhanced Variable Universal Life                      -               -                  -                 -               -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         28,506          21,252             (2,359)          120,059          63,191
                                                 ------------    ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                67,569          35,433            197,647           123,816          74,035
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2003                       235,659          91,608            748,120           306,799          84,498
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                        15,858           3,665             (5,276)           13,508             103
   Realized Gains (Losses)                                678          (1,649)            10,265            (1,261)          2,704
   Net Change in Unrealized Appreciation
     (Depreciation)                                    (2,061)          6,437             73,626            (3,711)         10,047
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           14,475           8,453             78,615             8,536          12,854
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  36,044          30,228            181,525           117,242          65,093
      Enhanced Variable Universal Life                      -               -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                (137,010)        (28,203)          (210,477)          (97,124)        (37,192)
      Enhanced Variable Universal Life                      -               -                  -                 -               -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (100,966)          2,025            (28,952)           20,118          27,901
                                                 ------------    ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (86,491)         10,478             49,663            28,654          40,755
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $    149,168    $    102,086    $       797,783    $      335,453    $    125,253
                                                 ============    ============    ===============    ==============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                   TEMPLETON       TEMPLETON           ING               ING
                                                  DEVELOPING        GROWTH           NATURAL           EMERGING         SCUDDER
                                                    MARKETS       SECURITIES        RESOURCES           MARKETS         BALANCED
                                                 ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $     81,260    $  1,118,576    $       301,141    $      598,462    $    570,350
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                           374           7,957             (2,000)           (5,484)         11,583
   Realized Gains (Losses)                              1,572           9,372             (8,262)          (54,308)         (7,345)
   Net Change in Unrealized Appreciation
    (Depreciation)                                     45,637         217,751             63,985           308,104         108,812
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           47,583         235,080             53,723           248,312         113,050
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 146,439         676,863              5,869            74,755         300,082
      Enhanced Variable Universal Life                      -               -             98,633           139,515               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (56,427)       (999,086)            (5,490)          (64,752)       (194,448)
      Enhanced Variable Universal Life                      -               -           (201,056)         (215,632)              -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         90,012        (322,223)          (102,044)          (66,114)        105,634
                                                 ------------    ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               137,595         (87,143)           (48,321)          182,198         218,684
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2003                       218,855       1,031,433            252,820           780,660         789,034
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                         3,542           4,801                335              (220)          8,073
   Realized Gains (Losses)                              6,884          52,975             19,471             5,114           1,177
   Net Change in Unrealized Appreciation
    (Depreciation)                                     62,282          89,294             14,502           139,833          38,105
                                                 ------------    ------------    ---------------    --------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           72,708         147,070             34,308           144,727          47,355
                                                 ------------    ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                 221,204         246,644             66,922            18,903         177,259
      Enhanced Variable Universal Life                      -               -             55,820           113,926               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (86,965)       (375,716)           (62,772)          (55,950)       (137,549)
      Enhanced Variable Universal Life                      -               -            (54,723)         (150,627)              -
                                                 ------------    ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS        134,239        (129,072)             5,247           (73,748)         39,710
                                                 ------------    ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               206,947          17,998             39,555            70,979          87,065
                                                 ------------    ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $    425,802    $  1,049,431    $       292,375    $      851,639    $    876,099
                                                 ============    ============    ===============    ==============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                                  J.P. MORGAN      J.P. MORGAN        J.P. MORGAN        WANGER
                                                    SCUDDER       U.S. LARGE      INTERNATIONAL         MID CAP       U.S. SMALLER
                                                 INTERNATIONAL    CAP EQUITY         EQUITY@            VALUE@          COMPANIES
                                                 ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $     114,579   $    446,331    $             -    $            -    $    486,125
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             84            190                (18)             (187)         (3,976)
   Realized Gains (Losses)                              (5,639)       (10,221)                38                58            (501)
   Net Change in Unrealized Appreciation
     (Depreciation)                                     41,285        148,916              1,318             8,012         207,326
                                                 -------------   ------------    ---------------    --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            35,730        138,885              1,338             7,883         202,849
                                                 -------------   ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                   51,905        217,588             11,761            85,999         334,226
      Enhanced Variable Universal Life                       -              -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                  (35,840)      (109,113)              (961)           (3,045)       (276,813)
      Enhanced Variable Universal Life                       -              -                  -                 -               -
                                                 -------------   ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS          16,065        108,475             10,800            82,954          57,413
                                                 -------------   ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 51,795        247,360             12,138            90,837         260,262
                                                 -------------   ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2003                        166,374        693,691             12,138            90,837         746,387
                                                 -------------   ------------    ---------------    --------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            970            513               (189)             (791)         (5,684)
   Realized Gains (Losses)                                (292)         1,066                317             2,100          13,249
   Net Change in Unrealized Appreciation
     (Depreciation)                                     25,859         61,683             12,739            31,131         127,628
                                                 -------------   ------------    ---------------    --------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            26,537         63,262             12,867            32,440         135,193
                                                 -------------   ------------    ---------------    --------------    ------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                   35,695        191,057             95,274           156,601         207,030
      Enhanced Variable Universal Life                       -              -                  -                 -               -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                  (31,698)      (125,279)           (11,898)          (40,910)       (171,734)
      Enhanced Variable Universal Life                       -              -                  -                 -               -
                                                 -------------   ------------    ---------------    --------------    ------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           3,997         65,778             83,376           115,691          35,296
                                                 -------------   ------------    ---------------    --------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 30,534        129,040             96,243           148,131         170,489
                                                 -------------   ------------    ---------------    --------------    ------------

NET ASSETS AT DECEMBER 31, 2004                  $     196,908   $    822,731    $       108,381    $      238,968    $    916,876
                                                 =============   ============    ===============    ==============    ============

@ For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           SUB-ACCOUNTS
                                                 ----------------------------------------------------------------
                                                          AMERICAN        AMERICAN        AMERICAN        AMERICAN
                                                           CENTURY         CENTURY         CENTURY         CENTURY
                                                          BALANCED      INTERNATIONAL       VALUE          ULTRA@
                                                 ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                    $     479,201    $     616,146    $     732,740    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                          8,945               82            2,302              (11)
   Realized Gains (Losses)                              (7,169)         (62,803)          35,160                4
   Net Change in Unrealized Appreciation
     (Depreciation)                                     98,991          217,429          106,801              263
                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           100,767          154,708          144,263              256
                                                 -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  423,720          233,027          448,351            4,016
      Enhanced Variable Universal Life                       -                -                -                -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (186,966)        (203,060)        (789,201)            (192)
      Enhanced Variable Universal Life                       -                -                -                -
                                                 -------------    -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONs         236,754           29,967         (340,850)           3,824
                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                337,521          184,675         (196,587)           4,080
                                                 -------------    -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2003                        816,722          800,821          536,153            4,080
                                                 -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                          7,535           (1,299)           1,476             (176)
   Realized Gains (Losses)                               4,019          (24,959)          29,584               41
   Net Change in Unrealized Appreciation
     (Depreciation)                                     73,857          141,401           41,199            4,534
                                                 -------------    -------------    -------------    -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            85,411          115,143           72,259            4,399
                                                 -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Premier Variable Universal Life                  361,330          242,010          241,584           48,976
      Enhanced Variable Universal Life                       -                -                -                -
   Contract Terminations, Transfers Out and
   Contract Maintenance Charges
      Premier Variable Universal Life                 (177,589)        (196,446)        (209,801)          (2,352)
      Enhanced Variable Universal Life                       -                -                -                -
                                                 -------------    -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         183,741           45,564           31,783           46,624
                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                269,152          160,707          104,042           51,023
                                                 -------------    -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2004                  $   1,085,874    $     961,528    $     640,195    $      55,103
                                                 =============    =============    =============    =============

@ For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL (formerly Safeco Separate Account SL)

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Symetra Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (Symetra Life), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable insurance products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Symetra Life variable insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

     Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

     On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement to purchase a group of life and investment companies from Safeco Corporation (Safeco). The sale was completed effective August 2, 2004, at a purchase price of $1,349.9 million.

     The following companies were included in the transaction:
     -    Symetra Life Insurance Company (formerly Safeco Life Insurance
          Company)
     - Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)
     -    American States Life Insurance Company
     - First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)
     - Symetra Administrative Services, Inc. (formerly Safeco Administrative Services, Inc.)
     -    Symetra Asset Management Company (formerly Safeco Asset Management
          Company)
     -    Symetra Securities, Inc. (formerly Safeco Securities, Inc.)
     -    Symetra Services Corporation (formerly Safeco Services Corporation)
     - Symetra Investment Services, Inc. (formerly Safeco Investment Services, Inc.)
     - Symetra Assigned Benefits Service Company (formerly Safeco Assigned Benefits Service Company)

     SUB-ACCOUNTS                                                           UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Investment Management
     Pioneer Bond(2)                                                                   Pioneer Bond VCT Class I(2)
     Pioneer Fund(2)                                                                   Pioneer Fund VCT Class I(2)
     Pioneer Growth Opportunities(2)                                                   Pioneer Growth Opportunities VCT Class I(2)
     Pioneer Mid-Cap Value(2)                                                          Pioneer Mid-Cap Value VCT Class I(2)
     Pioneer Small-Cap Value(2)                                                        Pioneer Small-Cap Value II VCT Class I(2)

                                                                            Dreyfus Investment Portfolios
     Dreyfus MidCap Stock                                                              Dreyfus MidCap Stock Portfolio
     Dreyfus Technology Growth                                                         Dreyfus Technology Growth Portfolio

                                                                            Dreyfus Variable Investment Fund
     Dreyfus Appreciation                                                              Dreyfus Appreciation Portfolio
     Dreyfus Quality Bond                                                              Dreyfus Quality Bond Portfolio

                                                                            Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth (Dreyfus Socially Responsible)                Dreyfus Socially Responsible Growth Fund

                                                                            Dreyfus Stock Index Fund, Inc.
     Dreyfus Stock Index                                                               Dreyfus Stock Index Fund

     SUB-ACCOUNTS                                                           UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                            Fidelity Variable Insurance Products Fund I (VIP)
     Fidelity Equity Income                                                            VIP Equity Income Portfolio
     Fidelity Growth                                                                   VIP Growth Portfolio
     Fidelity High Income                                                              VIP High Income Portfolio
     Fidelity Money Market                                                             VIP Money Market Portfolio
     Fidelity Overseas                                                                 VIP Overseas Protfolio
     Fidelity Index 500                                                                VIP Index 500 Portfolio
     Fidelity Asset Manager Growth (Fidelity Asset Mgr: Growth)                        VIP Asset Manager: Growth Portfolio
     Fidelity Asset Manager                                                            VIP Asset Manager Portfolio
     Fidelity Contrafund                                                               VIP Contrafund Portfolio
     Fidelity Investment Grade Bond                                                    VIP Investment Grade Bond Portfolio
     Fidelity Balanced                                                                 VIP Balanced Portfolio
     Fidelity Growth & Income                                                          VIP Growth & Income Portfolio
     Fidelity Growth Opportunities                                                     VIP Growth Opportunities Portfolio

                                                                            AIM Variable Insurance Funds, Inc.
     AIM Aggressive Growth                                                             AIM V.I. Aggressive Growth Fund
     AIM Capital Development                                                           AIM V.I. Capital Development Fund
     AIM Growth                                                                        AIM V.I. Growth Fund
     AIM Health Sciences(3)                                                            AIM VIF Health Sciences Fund(3)
     AIM Real Estate Opportunity(4)                                                    AIM VIF-Real Estate Opportunity Fund(4)
     AIM International Growth                                                          AIM V.I. International Growth Fund

                                                                            Federated Insurance Series
     Federated High Income Bond (Federated High Income)                                Federated High Income Bond Fund II
     Federated Capital Income                                                          Federated Capital Income Fund II

                                                                            Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap                                                                Franklin Small Cap Fund -- Class 2
     Franklin U.S. Government                                                          Franklin U.S. Government Fund -- Class 2
     Mutual Shares Securities                                                          Mutual Shares Securities Fund -- Class 2
     Templeton Developing Markets                                                      Templeton Developing Markets Securities
                                                                                         Fund -- Class 2
     Templeton Growth Securities                                                       Templeton Growth Securities Fund -- Class 2

                                                                            ING Natural Resources Trust
     ING Natural Resources                                                             ING VP Natural Resources Trust

                                                                            ING Emerging Markets Fund
     ING Emerging Markets                                                              ING VP Emerging Markets Fund, Inc.

                                                                            Scudder Variable Series I
     Scudder Balanced                                                                  Scudder VSI Balanced Portfolio
     Scudder International                                                             Scudder VSI International Portfolio

                                                                            J.P. Morgan Series Trust II
     J.P. Morgan U.S. Large Cap Core Equity                                            J.P. Morgan U.S. Large Cap Core Equity
        (J.P. Morgan U.S. Large Cap Equity)                                              Portfolio
     J.P. Morgan International Equity                                                  J.P. Morgan International Equity Portfolio
     J.P. Morgan Mid Cap Value                                                         J.P. Morgan Mid Cap Value Portfolio

     SUB-ACCOUNTS                                                           UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                            Wanger Advisors Trust
     Wanger U.S. Smaller Companies                                                     U.S. Smaller Companies Fund

                                                                            American Century Variable Portfolios, Inc.
     American Century Balanced                                                         VP Balanced
     American Century International                                                    VP International
     American Century Value                                                            VP Value
     American Century Ultra                                                            VP Ultra

     (2) Pioneer Bond VCT Class I, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer Mid-Cap Value VCT Class I, and Pioneer Small-Cap Value II VCT Class I were formerly known as Safeco RST Bond Portfolio, Safeco RST Core Equity Portfolio, Safeco RST Growth Opportunities Portfolio, Safeco RST Multi-Cap Core Portfolio and Safeco RST Small-Cap Value Portfolio, respectively, prior to December 10, 2004
     (3) AIM VIF Health Sciences was known as INVESCO Health Sciences prior to October 15, 2004.
     (4) AIM VIF Real Estate Opportunities was known as INVESCO Real Estate Opportunities prior to April 30, 2004.

     Under applicable insurance law, the assets and liabilities of Symetra Separate Account SL are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account SL's assets applicable to the variable insurance contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     INVESTMENT VALUATION -- Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income and realized capital gain distributions are recorded on the ex-dividend date. These are all reinvested in shares of the underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.   EXPENSES AND RELATED PARTY TRANSACTIONS

     Symetra Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the ENHANCED Variable Universal Life product and the Accumulation Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the Separate Account. In addition, Symetra Life also deducts a monthly maintenance charge of $4 for each ENHANCED Variable Universal Life contract and each Accumulation Life contract, and a monthly maintenance charge of $5 for each PREMIER Variable Universal Life contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes in Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the years or period ended December 31, 2004 and 2003, management fees were paid indirectly to Symetra Asset Management Company, an affiliate of Symetra Life, in its capacity as advisor to the SafecoResource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.74 percent of the average daily net assets of the RST Bond, RST Core Equity, RST Growth Opportunities and RST Multi-Cap Core Portfolios, and 0.85 percent of the average daily net assets of the RST Small-Cap Value Portfolio.

4.   SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

     The following table summarizes purchase and sales activity by sub-account for the year ended December 31, 2004. The table also summarizes underlying investment information for each sub-account as of December 31, 2004.

                                                                                            AS OF DECEMBER 31, 2004
                                                  FOR THE YEAR ENDED       ---------------------------------------------------------
                                                  DECEMBER 31, 2004                INVESTMENTS
                                             ---------------------------   ---------------------------                   NET ASSET
     SUB-ACCOUNT                               PURCHASES       SALES         (AT COST)     (AT VALUE)    SHARES OWNED      VALUE
     -------------------------------------------------------------------------------------------------------------------------------
       Pioneer Bond                          $    507,303   $    444,454   $  1,309,571   $  1,328,366        114,416   $      11.61
       Pioneer Fund                             1,214,138      1,284,928      5,415,542      5,366,209        260,876          20.57
       Pioneer Growth Opportunities             1,807,487      1,750,381      8,478,274     10,675,561        448,931          23.78
       Pioneer Mid-Cap Value                      568,861        485,366      2,004,775      2,370,316         96,081          24.67
       Pioneer Small-Cap Value                    599,169        239,676      1,100,330      1,555,167         76,084          20.44
       Dreyfus MidCap Stock                       368,958        302,194      1,180,712      1,520,637         86,302          17.62
       Dreyfus Technology Growth                  148,547        108,791        489,974        448,456         51,428           8.72
       Dreyfus Appreciation                       199,571        256,381        794,725        815,385         22,930          35.56
       Dreyfus Quality Bond                       258,122        181,469        625,149        619,038         54,254          11.41
       Dreyfus Socially Responsible                88,161         72,964        333,575        324,423         12,889          25.17
       Dreyfus Stock Index                      3,946,730      3,008,458        999,749      1,076,215         34,829          30.90
       Fidelity Equity Income                   2,154,614      1,922,810     11,046,408     12,649,206        498,589          25.37
       Fidelity Growth                          3,262,126      4,601,303     23,711,091     20,400,641        637,321          32.01
       Fidelity High Income                       471,408        506,041      1,657,059      1,634,292        233,470           7.00
       Fidelity Money Market                   12,050,115     14,205,449      2,657,613      2,657,613      2,657,613           1.00
       Fidelity Overseas                          616,068        885,398      4,393,510      4,424,473        252,538          17.52
       Fidelity Index 500                       5,113,489      4,504,959     10,104,655     10,952,499         79,510         137.75
       Fidelity Asset Mgr: Growth                 240,725        249,070      1,291,880      1,185,129         92,733          12.78
       Fidelity Asset Manager                     994,831      1,543,410      7,843,551      7,602,051        511,923          14.85
       Fidelity Contrafund                      1,576,518      1,448,523      7,188,793      8,837,849        332,000          26.62
       Fidelity Investment Grade Bond             306,356        421,521      1,287,947      1,330,656        100,427          13.25
       Fidelity Balanced                           37,424         53,758        129,250        134,776          9,392          14.35
       Fidelity Growth & Income                   293,001        346,422      1,415,366      1,520,365        109,300          13.91
       Fidelity Growth Opportunities              201,819        175,708      1,034,818      1,034,111         64,350          16.07
       AIM Aggressive Growth                      206,137        145,816        772,360        844,650         71,339          11.84
       AIM Capital Development                     81,478         48,455         35,592         39,478          2,689          14.68
       AIM Growth                                 130,218         76,728        444,655        503,467         31,369          16.05
       AIM Health Sciences                         27,085          4,811         27,283         28,691          1,518          18.90
       AIM Real Estate Opportunity                244,815        345,391        811,991      1,355,321         70,848          19.13
       AIM International Growth                   101,464          3,566         99,236        108,381          5,482          19.77
       Federated High Income                       53,360        137,790        137,458        149,168         18,191           8.20
       Federated Capital Income                    35,268         31,227        101,829        102,086         11,509           8.87
       Franklin Small Cap                         189,564        213,527        685,235        797,783         41,059          19.43
       Franklin U.S. Government                   134,272        101,906        343,515        335,453         26,126          12.84
       Mutual Shares Securities                    66,380         35,672        105,218        125,253          7,527          16.64
       Templeton Developing Markets               230,051         85,386        324,579        425,802         49,112           8.67
       Templeton Growth Securities                274,851        346,146        750,485      1,049,431         81,795          12.83
       ING Natural Resources                      141,147        116,094        230,976        292,375         16,565          17.65
       ING Emerging Markets                       163,461        232,316        701,193        851,639        107,259           7.94
       Scudder Balanced                           193,709        144,775        827,703        876,099         74,880          11.70
       Scudder International                       37,879         33,205        177,406        196,908         20,727           9.50
       J.P. Morgan U.S. Large Cap Equity          196,791        129,433        761,083        822,731         60,539          13.59
       J.P. Morgan International Equity            96,147         12,643         94,324        108,381          9,747          11.12
       J.P. Morgan Mid Cap Value                  157,568         40,569        199,825        238,968          9,219          25.92
       Wanger U.S. Smaller Companies              215,668        172,807        651,600        916,876         29,228          31.37
       American Century Balanced                  429,637        234,342        975,625      1,085,874        149,159           7.28
       American Century International             262,691        243,384      1,032,045        961,528        130,820           7.35
       American Century Value                     261,070        198,227        496,507        640,195         73,159           8.75
       American Century Ultra                      49,505          3,016         50,305         55,103          5,423          10.16

5.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

     PREMIER VARIABLE UNIVERSAL LIFE

                                                             2004                                         2003
                                           -----------------------------------------   ------------------------------------------
                                                                          INCREASE                                     INCREASE
                                              UNITS         UNITS        (DECREASE)       UNITS          UNITS        (DECREASE)
     SUB-ACCOUNT:                            ISSUED        REDEEMED       IN UNITS        ISSUED        REDEEMED       IN UNITS
     ----------------------------------------------------------------------------------------------------------------------------
       Pioneer Bond                             27,494        (15,190)        12,304         31,870        (21,838)        10,032
       Pioneer Fund                             82,744        (79,094)         3,650         96,538        (83,890)        12,648
       Pioneer Growth Opportunities            105,862        (86,309)        19,553        163,139       (122,063)        41,076
       Pioneer Mid-Cap Value                    29,620        (26,176)         3,444         37,598        (24,736)        12,862
       Pioneer Small-Cap Value                  38,966        (16,436)        22,530         39,332        (30,190)         9,142
       Dreyfus MidCap Stock                     28,272        (27,749)           523         52,426        (42,657)         9,769
       Dreyfus Technology Growth                39,540        (26,800)        12,740         53,437        (37,675)        15,762
       Dreyfus Appreciation                     19,558        (26,840)        (7,282)        28,567        (78,881)       (50,314)
       Dreyfus Quality Bond                     17,987        (13,484)         4,503         19,731        (13,467)         6,264
       Dreyfus Socially Responsible             14,261        (10,904)         3,357         18,866        (10,854)         8,012
       Dreyfus Stock Index                     309,751       (234,278)        75,473        172,657(1)    (167,467)(1)      5,190(1)
       Fidelity Equity Income                   38,312        (29,557)         8,755         81,211        (32,091)        49,120
       Fidelity Growth                         111,275        (89,373)        21,902        161,938       (138,621)        23,317
       Fidelity High Income                      8,483         (5,512)         2,971          4,414         (8,683)        (4,269)
       Fidelity Money Market                   528,858       (630,770)      (101,912)       816,714       (827,967)       (11,253)
       Fidelity Overseas                         5,706         (8,507)        (2,801)        10,380         (7,802)         2,578
       Fidelity Index 500                       34,373        (37,250)        (2,877)        51,443        (63,305)       (11,862)
       Fidelity Asset Mgr: Growth                4,476         (3,561)           915          5,441         (5,052)           389
       Fidelity Asset Manager                   13,636        (18,185)        (4,549)        14,466        (20,550)        (6,084)
       Fidelity Contrafund                      46,687        (25,043)        21,644         27,672        (22,508)         5,164
       Fidelity Investment Grade Bond              413           (584)          (171)           695           (437)           258
       Fidelity Balanced                         2,654         (4,104)        (1,450)         3,251         (2,849)           402
       Fidelity Growth & Income                 20,314        (25,035)        (4,721)        81,283        (28,285)        52,998
       Fidelity Growth Opportunities            18,596        (15,223)         3,373         42,545        (24,876)        17,669
       AIM Aggressive Growth                    32,682        (22,032)        10,650         41,623        (27,411)        14,212
       AIM Capital Development                   5,965         (3,518)         2,447            247(1)         (30)(1)        217(1)
       AIM Growth                               29,822        (17,057)        12,765         37,673        (27,150)        10,523
       AIM Health Sciences                       2,141           (335)         1,806            520(1)         (70)(1)        450(1)
       AIM Real Estate Opportunity              10,673        (24,216)       (13,543)        56,296        (61,319)        (5,023)
       AIM International Growth                  6,962           (248)         6,714            140(1)         (30)(1)        110(1)
       Federated High Income                     3,050        (11,716)        (8,666)         5,118         (2,365)         2,753
       Federated Capital Income                  4,126         (3,861)           265          5,845         (2,483)         3,362
       Franklin Small Cap                       25,789        (29,764)        (3,975)        58,000        (58,252)          (252)
       Franklin U.S. Government                  8,999         (7,471)         1,528         16,487         (7,085)         9,402
       Mutual Shares Securities                  6,004         (3,407)         2,597          8,100         (1,343)         6,757
       Templeton Developing Markets             18,682         (7,437)        11,245         14,990         (6,388)         8,602
       Templeton Growth Securities              22,690        (34,203)       (11,513)        75,016       (116,671)       (41,655)
       ING Natural Resources                     6,237         (5,594)           643            697           (666)            31
       ING Emerging Markets                      1,659         (5,094)        (3,435)         7,906         (6,709)         1,197
       Scudder Balanced                         19,316        (14,960)         4,356         36,646        (23,291)        13,355
       Scudder International                     5,664         (5,044)           620         10,475         (7,043)         3,432
       J.P. Morgan U.S. Large Cap Equity        24,818        (16,403)         8,415         33,794        (17,009)        16,785
       J.P. Morgan International Equity          6,853           (852)         6,001            989            (79)           910
       J.P. Morgan Mid Cap Value                11,794         (3,058)         8,736          7,615           (264)         7,351
       Wanger U.S. Smaller Companies            12,377        (10,262)         2,115         24,586        (21,156)         3,430
       American Century Balanced                27,802        (13,677)        14,125         36,297        (16,750)        19,547
       American Century International           20,514        (16,838)         3,676         24,588        (21,135)         3,453
       American Century Ultra                   20,349        (17,876)         2,473         47,959        (83,895)       (35,936)
       American Century Value                    4,071           (194)         3,877            360(1)         (17)(1)        343(1)

     (1) For the period beginning May 1, 2003 (commencement of operations).

     ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION LIFE

                                                             2004                                         2003
                                           -----------------------------------------   ------------------------------------------
                                                                          INCREASE                                      INCREASE
                                               UNITS        UNITS        (DECREASE)        UNITS          UNITS        (DECREASE)
     SUB-ACCOUNT:                             ISSUED       REDEEMED       IN UNITS        ISSUED        REDEEMED        IN UNITS
     ----------------------------------------------------------------------------------------------------------------------------
       Pioneer Bond                                814         (1,495)          (681)         1,426         (2,082)          (656)
       Pioneer Fund                              1,711         (2,362)          (651)         3,771         (6,009)        (2,238)
       Pioneer Growth Opportunities              3,098         (4,112)        (1,014)        10,646        (11,053)          (407)
       Pioneer Mid-Cap Value                       704           (533)           171            841         (2,054)        (1,213)
       Fidelity Equity Income                    3,327         (3,485)          (158)         4,051         (5,715)        (1,664)
       Fidelity Growth                           4,917         (8,212)        (3,295)         7,425        (12,983)        (5,558)
       Fidelity High Income                      1,743         (2,808)        (1,065)         4,579         (9,793)        (5,214)
       Fidelity Money Market                    28,073        (34,254)        (6,181)        38,417        (44,206)        (5,789)
       Fidelity Overseas                         2,438         (3,516)        (1,078)         3,772         (7,496)        (3,724)
       Fidelity Index 500                       13,628        (11,678)         1,950         11,106        (13,699)        (2,593)
       Fidelity Asset Mgr: Growth                  866           (942)           (76)           913         (1,533)          (620)
       Fidelity Asset Manager                    2,481         (4,781)        (2,300)         4,185         (8,702)        (4,517)
       Fidelity Contrafund                       2,935         (3,986)        (1,051)         4,306         (6,610)        (2,304)
       Fidelity Investment Grade Bond              898         (1,928)        (1,030)         1,803         (3,635)        (1,832)
       ING Natural Resources                       405           (389)            16            887         (1,902)        (1,015)
       ING Emerging Markets                      1,193         (1,601)          (408)         1,945         (3,102)        (1,157)

6.   UNIT VALUES

     A summary of unit values and units outstanding for Symetra Separate Account SL, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the four years ended December 31, 2004 follows.

                                                        AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           -----------------------------------------   -----------------------------------------
                                               UNIT           UNITS         NET           INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING      ASSETS        INCOME RATIO*    RATIO**     RETURN***
--------------------------------------------------------------------------------------------------------------------------------
PIONEER BOND
    PREMIER Variable Universal Life
        2004                               $     13.971        73,507   $  1,026,949         0.28%         0.70%            2.83%
        2003                                     13.586        61,203        831,490         4.51%         0.70%            2.56%
        2002                                     13.247        51,171        677,996         6.24%         0.70%            7.04%
        2001                                     12.376        34,425        426,041         7.54%         0.70%            6.53%
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    146.794         2,053        301,417         0.24%         0.90%            2.63%
        2003                                    143.036         2,734        391,100         3.10%         0.90%            2.36%
        2002                                    139.744         3,390        473,712         4.98%         0.90%            6.82%
        2001                                    130.818         3,673        480,501         6.55%         0.90%            6.32%
PIONEER FUND
    PREMIER Variable Universal Life
        2004                                     11.135       318,361      3,544,915         1.06%         0.70%            6.94%
        2003                                     10.412       314,711      3,276,876         1.02%         0.70%           23.91%
        2002                                      8.403       302,063      2,538,010         0.89%         0.70%          (26.43%)
        2001                                     11.421       368,808      4,212,263         0.80%         0.70%          (10.02%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    150.345        12,114      1,821,294         1.09%         0.90%            6.73%
        2003                                    140.871        12,765      1,798,213         0.90%         0.90%           23.66%
        2002                                    113.917        15,003      1,708,949         0.92%         0.90%          (26.57%)
        2001                                    155.141        18,260      2,832,830         0.65%         0.90%          (10.20%)

                                                        AT DECEMBER 31,               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           -----------------------------------------  -----------------------------------------
                                               UNIT         UNITS          NET         INVESTMENT     EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE      OUTSTANDING      ASSETS      INCOME RATIO*   RATIO**      RETURN***
-------------------------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES
    PREMIER Variable Universal Life
        2004                               $     13.344      463,498  $    6,184,869       0.00%        0.70%             21.47%
        2003                                     10.985      443,945       4,876,850       0.00%        0.70%             41.95%
        2002                                      7.739      402,869       3,117,482       0.00%        0.70%            (38.11%)
        2001                                     12.504      355,356       4,443,259       0.00%        0.70%             18.32%
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    203.170       22,103       4,490,692       0.00%        0.90%             21.23%
        2003                                    167.595       23,117       3,874,297       0.00%        0.90%             41.66%
        2002                                    118.305       23,524       2,782,897       0.00%        0.90%            (38.23%)
        2001                                    191.525       26,655       5,104,010       0.00%        0.90%             18.08%
PIONEER MID-CAP VALUE
    PREMIER Variable Universal Life
        2004                                     15.406      120,104       1,850,308       0.41%        0.70%             14.42%
        2003                                     13.465      116,660       1,570,781       0.34%        0.70%             44.44%
        2002                                      9.322      103,798         967,594       0.15%        0.70%            (24.54%)
        2001                                     12.354       83,102       1,026,681       0.16%        0.70%            (11.28%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    186.355        2,790         520,008       0.40%        0.90%             14.19%
        2003                                    163.199        2,619         427,450       0.24%        0.90%             44.15%
        2002                                    113.211        3,832         433,858       0.13%        0.90%            (24.70%)
        2001                                    150.344        4,398         661,170       0.13%        0.90%            (11.46%)
PIONEER SMALL-CAP VALUE
    PREMIER Variable Universal Life
        2004                                     16.741       92,895       1,555,167       0.00%        0.70%             21.45%
        2003                                     13.784       70,365         969,917       0.66%        0.70%             41.78%
        2002                                      9.722       61,223         595,207       0.62%        0.70%             (5.23%)
        2001                                     10.258       23,293         238,939       1.26%        0.70%             20.31%
DREYFUS MIDCAP STOCK
    PREMIER Variable Universal Life
        2004                                     12.601      120,677       1,520,637       0.41%        0.70%             13.68%
        2003                                     11.085      120,154       1,331,920       0.29%        0.70%             30.80%
        2002                                      8.475      110,385         935,467       0.43%        0.70%            (13.10%)
        2001                                      9.753       42,261         412,152       0.21%        0.70%             (3.93%)
DREYFUS TECHNOLOGY GROWTH
    PREMIER Variable Universal Life
        2004                                      3.913      114,608         448,456       0.00%        0.70%             (0.23%)
        2003                                      3.922      101,868         399,570       0.00%        0.70%             49.87%
        2002                                      2.617       86,106         225,289       0.00%        0.70%            (39.83%)
        2001                                      4.349       65,275         283,876       0.00%        0.70%            (33.60%)
DREYFUS APPRECIATION
    PREMIER Variable Universal Life
        2004                                      9.237       88,273         815,385       1.67%        0.70%              4.31%
        2003                                      8.855       95,555         846,173       1.26%        0.70%             20.33%
        2002                                      7.359      145,869       1,073,355       1.08%        0.70%            (17.30%)
        2001                                      8.898      126,493       1,125,592       1.42%        0.70%             (9.96%)

                                                          AT DECEMBER 31,            FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                               UNIT           UNITS         NET       INVESTMENT      EXPENSE         TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING     ASSETS     INCOME RATIO*    RATIO**       RETURN***
------------------------------------------------------------------------------------------------------------------------------
DREYFUS QUALITY BOND
    PREMIER Variable Universal Life
        2004                               $     13.280      46,616    $    619,038       4.12%        0.70%              2.65%
        2003                                     12.937      42,113         544,825       3.96%        0.70%              4.21%
        2002                                     12.414      35,849         445,132       5.11%        0.70%              7.01%
        2001                                     11.601      20,185         234,165       7.72%        0.70%              5.93%
DREYFUS SOCIALLY RESPONSIBLE
    PREMIER Variable Universal Life
        2004                                      6.336      51,201         324,423       0.42%        0.70%              5.46%
        2003                                      6.008      47,844         287,410       0.13%        0.70%             25.13%
        2002                                      4.801      39,832         191,212       0.28%        0.70%            (29.45%)
        2001                                      6.805      25,111         170,867       0.08%        0.70%            (23.13%)
DREYFUS STOCK INDEX
    PREMIER Variable Universal Life
        2004                                     13.342      80,663       1,076,215       1.17%        0.70%              9.58%
        2003                                     12.176       5,190          63,193       0.98%(1)     0.70%             21.76%(1)
FIDELITY EQUITY INCOME
    PREMIER Variable Universal Life
        2004                                     15.026     143,247       2,152,425       1.45%        0.70%             10.75%
        2003                                     13.568     134,492       1,824,734       1.38%        0.70%             29.42%
        2002                                     10.483      85,372         894,888       1.77%        0.70%            (17.53%)
        2001                                     12.711      89,273       1,134,742       1.65%        0.70%             (5.62%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    411.057      25,536      10,496,781       1.54%        0.90%             10.53%
        2003                                    371.902      25,694       9,555,692       1.84%        0.90%             29.16%
        2002                                    287.931      27,358       7,877,146       1.77%        0.90%            (17.69%)
        2001                                    349.819      28,740      10,053,924       1.74%        0.90%             (5.81%)
FIDELITY GROWTH
    PREMIER Variable Universal Life
        2004                                     13.478     392,594       5,291,415       0.25%        0.70%              2.66%
        2003                                     13.129     370,692       4,866,965       0.25%        0.70%             31.92%
        2002                                      9.952     347,375       3,456,741       0.25%        0.70%            (30.59%)
        2001                                     14.339     333,745       4,785,629       0.07%        0.70%            (18.24%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    327.756      46,099      15,109,226       0.27%        0.90%              2.45%
        2003                                    319.919      49,394      15,801,940       0.28%        0.90%             31.66%
        2002                                    242.989      54,952      13,351,122       0.27%        0.90%            (30.73%)
        2001                                    350.797      61,178      21,461,050       0.08%        0.90%            (18.40%)
FIDELITY HIGH INCOME
    PREMIER Variable Universal Life
        2004                                      9.911      28,353         281,022       7.48%        0.70%              8.83%
        2003                                      9.107      25,382         231,170       7.55%        0.70%             26.36%
        2002                                      7.207      29,651         213,687      10.71%        0.70%              2.74%
        2001                                      7.015      29,744         208,668      12.74%        0.70%            (12.37%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    159.294       8,495       1,353,270       8.33%        0.90%              8.61%
        2003                                    146.667       9,560       1,402,092       8.62%        0.90%             26.13%
        2002                                    116.287      14,774       1,718,040      11.93%        0.90%              2.52%
        2001                                    113.432      15,512       1,759,599      13.47%        0.90%            (12.53%)

                                                         AT DECEMBER 31,             FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                              UNIT           UNITS         NET        INVESTMENT      EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING     ASSETS     INCOME RATIO*    RATIO**      RETURN***
------------------------------------------------------------------------------------------------------------------------------
FIDELITY MONEY MARKET
    PREMIER Variable Universal Life
        2004                               $     12.257       106,835  $  1,309,436       1.18%        0.70%              0.51%
        2003                                     12.195       208,747     2,545,764       1.00%        0.70%              0.29%
        2002                                     12.160       220,000     2,675,495       1.70%        0.70%              0.99%
        2001                                     12.041       205,604     2,475,680       4.46%        0.70%              3.45%
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    149.790         9,000     1,348,177       1.19%        0.90%              0.30%
        2003                                    149.341        15,181     2,267,184       1.01%        0.90%              0.09%
        2002                                    149.201        20,970     3,128,365       1.66%        0.90%              0.78%
        2001                                    148.042        16,182     2,395,547       4.62%        0.90%              3.24%
FIDELITY OVERSEAS
    PREMIER Variable Universal Life
        2004                                     12.747        33,400       425,762       1.16%        0.70%             12.84%
        2003                                     11.297        36,201       408,946       0.76%        0.70%             42.37%
        2002                                      7.935        33,623       266,783       0.78%        0.70%            (20.83%)
        2001                                     10.023        35,820       359,028       5.29%        0.70%            (21.73%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    208.269        19,200     3,998,711       1.15%        0.90%             12.62%
        2003                                    184.938        20,278     3,750,082       0.87%        0.90%             42.09%
        2002                                    130.160        24,002     3,123,890       0.80%        0.90%            (20.99%)
        2001                                    164.748        25,749     4,242,073       5.50%        0.90%            (21.88%)
FIDELITY INDEX 500
    PREMIER Variable Universal Life
        2004                                     13.961       242,604     3,386,912       1.29%        0.70%              9.84%
        2003                                     12.710       245,481     3,120,026       1.50%        0.70%             27.52%
        2002                                      9.967       257,343     2,564,945       1.35%        0.70%            (22.79%)
        2001                                     12.909       282,124     3,642,127       1.33%        0.70%            (12.72%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    292.780        25,840     7,565,587       1.35%        0.90%              9.62%
        2003                                    267.083        23,890     6,380,675       1.46%        0.90%             27.26%
        2002                                    209.873        26,483     5,557,639       1.37%        0.90%            (22.95%)
        2001                                    272.370        28,353     7,722,582       1.21%        0.90%            (12.90%)
FIDELITY ASSET MGR: GROWTH
    PREMIER Variable Universal Life
        2004                                     12.186        26,747       325,927       2.20%        0.70%              5.24%
        2003                                     11.579        25,832       299,109       2.79%        0.70%             22.48%
        2002                                      9.454        25,443       240,473       3.43%        0.70%            (16.11%)
        2001                                     11.270        49,115       553,541       2.99%        0.70%             (8.05%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    193.702         4,436       859,202       2.28%        0.90%              5.03%
        2003                                    184.424         4,512       832,189       2.98%        0.90%             22.23%
        2002                                    150.880         5,132       774,338       3.12%        0.90%            (16.28%)
        2001                                    180.228         5,766     1,039,250       3.00%        0.90%             (8.23%)
FIDELITY ASSET MANAGER
    PREMIER Variable Universal Life
        2004                                     13.310        34,271       456,140       2.53%        0.70%              4.74%
        2003                                     12.708        38,820       493,343       3.31%        0.70%             17.15%
        2002                                     10.848        44,904       487,101       4.23%        0.70%             (9.36%)
        2001                                     11.968        52,859       632,645       4.18%        0.70%             (4.77%)

                                                         AT DECEMBER 31,             FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                               UNIT          UNITS         NET        INVESTMENT      EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING     ASSETS     INCOME RATIO*    RATIO**      RETURN***
------------------------------------------------------------------------------------------------------------------------------
FIDELITY ASSET MANAGER (CONT.)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                               $    254.051        28,128  $  7,145,911       2.76%        0.90%              4.52%
        2003                                    243.060        30,428     7,395,879       3.80%        0.90%             16.92%
        2002                                    207.888        34,945     7,264,562       4.03%        0.90%             (9.55%)
        2001                                    229.827        37,655     8,654,014       4.33%        0.90%             (4.96%)
FIDELITY CONTRAFUND
    PREMIER Variable Universal Life
        2004                                     17.406       135,541     2,359,252       0.30%        0.70%             14.67%
        2003                                     15.179       113,897     1,728,886       0.44%        0.70%             27.57%
        2002                                     11.899       108,733     1,293,846       0.84%        0.70%             (9.98%)
        2001                                     13.218       112,328     1,484,804       0.82%        0.70%            (12.87%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    295.251        21,943     6,478,597       0.34%        0.90%             14.44%
        2003                                    257.997        22,994     5,932,456       0.47%        0.90%             27.31%
        2002                                    202.646        25,298     5,126,550       0.86%        0.90%            (10.16%)
        2001                                    225.556        27,638     6,234,218       0.83%        0.90%            (13.04%)
FIDELITY INVESTMENT GRADE BOND
    PREMIER Variable Universal Life
        2004                                     15.217         4,033        61,372       4.18%        0.70%              3.73%
        2003                                     14.670         4,204        61,681       3.80%        0.70%              4.47%
        2002                                     14.042         3,946        55,408       3.85%        0.70%              9.57%
        2001                                     12.815         4,228        54,187       5.19%        0.70%              7.71%
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    210.619         6,026     1,269,284       4.27%        0.90%              3.52%
        2003                                    203.463         7,056     1,435,544       3.94%        0.90%              4.26%
        2002                                    195.146         8,888     1,734,605       2.92%        0.90%              9.35%
        2001                                    178.452         6,402     1,142,389       4.37%        0.90%              7.49%
FIDELITY BALANCED
    PREMIER Variable Universal Life
        2004                                     13.223        10,193       134,776       2.10%        0.70%              4.74%
        2003                                     12.625        11,643       146,999       2.73%        0.70%             16.91%
        2002                                     10.799        11,241       121,396       3.53%        0.70%             (9.36%)
        2001                                     11.914        13,189       157,126       3.43%        0.70%             (2.26%)
FIDELITY GROWTH & INCOME
    PREMIER Variable Universal Life
        2004                                     13.630       111,543     1,520,365       0.89%        0.70%              5.06%
        2003                                     12.974       116,264     1,508,437       0.88%        0.70%             22.91%
        2002                                     10.556        63,266       667,704       1.19%        0.70%            (17.19%)
        2001                                     12.748        48,935       623,805       1.10%        0.70%             (9.38%)
FIDELITY GROWTH OPPORTUNITIES
    PREMIER Variable Universal Life
        2004                                     10.284       100,559     1,034,111       0.52%        0.70%              6.45%
        2003                                      9.661        97,186       938,943       0.74%        0.70%             28.97%
        2002                                      7.491        79,517       595,657       1.08%        0.70%            (22.39%)
        2001                                      9.652        80,398       776,031       0.41%        0.70%            (15.03%)
AIM AGGRESSIVE GROWTH
    PREMIER Variable Universal Life
        2004                                      6.757       125,010       844,650       0.00%        0.70%             11.03%
        2003                                      6.086       114,360       695,983       0.00%        0.70%             25.79%
        2002                                      4.838       100,148       484,839       0.00%        0.70%            (23.19%)
        2001                                      6.299        85,383       537,904       0.00%        0.70%            (26.59%)

                                                         AT DECEMBER 31,             FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                               UNIT          UNITS         NET        INVESTMENT      EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING     ASSETS     INCOME RATIO*    RATIO**      RETURN***
------------------------------------------------------------------------------------------------------------------------------
AIM CAPITAL DEVELOPMENT
    PREMIER Variable Universal Life
        2004                               $     14.820         2,664  $     39,478       0.00%        0.70%             14.69%
        2003                                     12.922           217         2,806       0.00%(1)     0.70%             29.22%(1)
AIM GROWTH
    PREMIER Variable Universal Life
        2004                                      4.699       107,147       503,467       0.00%        0.70%              7.48%
        2003                                      4.372        94,382       412,665       0.00%        0.70%             30.31%
        2002                                      3.355        83,859       281,310       0.00%        0.70%            (31.45%)
        2001                                      4.894       233,217     1,141,439       0.22%        0.70%            (34.36%)
AIM HEALTH SCIENCES
    PREMIER Variable Universal Life
        2004                                     12.716         2,256        28,691       0.00%        0.70%              6.81%
        2003                                     11.905           450         5,366       0.00%(1)     0.70%             19.05%(1)
AIM REAL ESTATE OPPORTUNITY
    PREMIER Variable Universal Life
        2004                                     22.366        60,598     1,355,321       0.85%        0.70%             35.63%
        2003                                     16.491        74,141     1,222,597       1.73%        0.70%             37.86%
        2002                                     11.962        79,164       946,985       3.56%        0.70%              5.63%
        2001                                     11.324         4,638        52,523       1.61%        0.70%             (1.46%)
AIM INTERNATIONAL GROWTH
    PREMIER Variable Universal Life
        2004                                     15.882         6,824       108,381       1.35%        0.70%             23.14%
        2003                                     12.897           110         1,420       2.07%(1)     0.70%             28.97%(1)
FEDERATED HIGH INCOME
    PREMIER Variable Universal Life
        2004                                     12.615        11,824       149,168       9.41%        0.70%              9.69%
        2003                                     11.501        20,490       235,659       6.55%        0.70%             21.36%
        2002                                      9.477        17,737       168,090       7.88%        0.70%              0.69%
        2001                                      9.412        12,055       113,471       8.16%        0.70%              0.66%
FEDERATED CAPITAL INCOME
    PREMIER Variable Universal Life
        2004                                      7.890        12,938       102,086       4.46%        0.70%              9.16%
        2003                                      7.228        12,673        91,608       5.54%        0.70%             19.83%
        2002                                      6.032         9,311        56,175       5.24%        0.70%            (24.48%)
        2001                                      7.987         6,954        55,546       0.93%        0.70%            (14.32%)
FRANKLIN SMALL CAP
    PREMIER Variable Universal Life
        2004                                      7.636       104,474       797,783       0.00%        0.70%             10.70%
        2003                                      6.898       108,449       748,120       0.00%        0.70%             36.27%
        2002                                      5.062       108,701       550,473       0.27%        0.70%            (29.17%)
        2001                                      7.147        93,495       668,237       0.38%        0.70%            (15.85%)
FRANKLIN U.S. GOVERNMENT
    PREMIER Variable Universal Life
        2004                                     13.232        25,352       335,453       4.96%        0.70%              2.75%
        2003                                     12.878        23,824       306,799       5.62%        0.70%              1.50%
        2002                                     12.687        14,422       182,983       5.73%        0.70%              9.01%
        2001                                     11.638         5,244        61,037       5.67%        0.70%              6.61%

                                                         AT DECEMBER 31,             FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                               UNIT          UNITS          NET       INVESTMENT      EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING      ASSETS    INCOME RATIO*    RATIO**      RETURN***
------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES
    PREMIER Variable Universal Life
        2004                               $     11.838        10,581  $    125,253       0.80%        0.70%             11.85%
        2003                                     10.584         7,984        84,498       0.90%        0.70%             24.28%
        2002                                      8.516         1,227        10,463       0.53%(2)     0.70%            (14.84%)(2)
TEMPLETON DEVELOPING MARKETS
    PREMIER Variable Universal Life
        2004                                     13.764        30,937       425,802       1.84%        0.70%             23.84%
        2003                                     11.114        19,692       218,855       1.07%        0.70%             51.93%
        2002                                      7.315        11,090        81,260       1.38%        0.70%             (0.84%)
        2001                                      7.377         3,184        23,489       0.91%        0.70%             (8.73%)
TEMPLETON GROWTH SECURITIES
    PREMIER Variable Universal Life
        2004                                     12.068        86,962     1,049,431       1.17%        0.70%             15.22%
        2003                                     10.474        98,475     1,031,433       1.58%        0.70%             31.22%
        2002                                      7.982       140,130     1,118,576       0.28%(2)     0.70%            (20.18%)(2)
ING NATURAL RESOURCES
    PREMIER Variable Universal Life
        2004                                     11.643         5,254        61,175       0.84%        0.70%             11.88%
        2003                                     10.407         4,611        47,991       0.00%        0.70%             29.62%
        2002                                      8.029         4,580        36,774       0.17%        0.70%             (2.77%)
        2001                                      8.258         4,501        37,175       0.00%        0.70%            (16.54%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    150.798         1,533       231,200       1.01%        0.90%             11.65%
        2003                                    135.060         1,517       204,829       0.00%        0.90%             29.36%
        2002                                    104.407         2,532       264,367       0.19%        0.90%             (2.97%)
        2001                                    107.608         2,720       292,653       0.00%        0.90%            (16.70%)
ING EMERGING MARKETS
    PREMIER Variable Universal Life
        2004                                     13.224         9,638       127,451       0.78%        0.70%             20.86%
        2003                                     10.942        13,073       143,041       0.00%        0.70%             46.18%
        2002                                      7.485        11,876        88,886       0.00%        0.70%             (9.96%)
        2001                                      8.313        12,116       100,727      20.48%        0.70%            (11.34%)
    ENHANCED Variable Universal Life and
        Accumulation Life
        2004                                    110.319         6,564       724,188       0.85%        0.90%             20.62%
        2003                                     91.462         6,972       637,619       0.00%        0.90%             45.89%
        2002                                     62.694         8,129       509,576       0.00%        0.90%            (10.14%)
        2001                                     69.771         7,681       535,945      23.02%        0.90%            (11.26%)
SCUDDER BALANCED
    PREMIER Variable Universal Life
        2004                                      9.585        91,406       876,099       1.67%        0.70%              5.74%
        2003                                      9.065        87,050       789,034       2.32%        0.70%             17.12%
        2002                                      7.740        73,695       570,350       2.47%        0.70%            (15.66%)
        2001                                      9.177        43,876       402,682       1.83%        0.70%             (6.72%)
SCUDDER INTERNATIONAL
    PREMIER Variable Universal Life
        2004                                      7.082        27,805       196,908       1.27%        0.70%             15.72%
        2003                                      6.120        27,185       166,374       0.76%        0.70%             26.86%
        2002                                      4.824        23,753       114,579       0.79%        0.70%            (18.92%)
        2001                                      5.950        16,951       100,874       0.40%        0.70%            (31.36%)

                                                         AT DECEMBER 31,             FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------  -----------------------------------------
                                               UNIT          UNITS          NET        INVESTMENT     EXPENSE        TOTAL
SUB-ACCOUNT                                   VALUE       OUTSTANDING     ASSETS     INCOME RATIO*    RATIO**      RETURN***
------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN U.S. LARGE CAP EQUITY
    PREMIER Variable Universal Life
        2004                               $      8.144       101,024  $    822,731       0.77%        0.70%              8.72%
        2003                                      7.491        92,609       693,691       0.73%        0.70%             27.25%
        2002                                      5.887        75,824       446,331       0.05%        0.70%            (25.14%)
        2001                                      7.864        56,981       448,136       0.50%        0.70%            (12.53%)
J.P. MORGAN INTERNATIONAL EQUITY
    PREMIER Variable Universal Life
        2004                                     15.682         6,911       108,381       0.36%        0.70%             17.54%
        2003                                     13.342           910        12,138       0.00%(1)     0.70%             33.42%(1)
J.P. MORGAN MID CAP VALUE
    PREMIER Variable Universal Life
        2004                                     14.855        16,087       238,968       0.21%        0.70%             20.22%
        2003                                     12.357         7,351        90,837       0.00%(1)     0.70%             23.57%(1)
WANGER U.S. SMALLER COMPANIES
    PREMIER Variable Universal Life
        2004                                     18.837        48,675       916,876       0.00%        0.70%             17.51%
        2003                                     16.030        46,560       746,387       0.00%        0.70%             42.22%
        2002                                     11.271        43,130       486,125       0.00%        0.70%            (17.39%)
        2001                                     13.643        98,749     1,347,332       0.06%        0.70%             10.60%
AMERICAN CENTURY BALANCED
    PREMIER Variable Universal Life
        2004                                     13.845        78,432     1,085,874       1.50%        0.70%              9.02%
        2003                                     12.700        64,307       816,722       2.24%        0.70%             18.63%
        2002                                     10.706        44,760       479,201       2.29%        0.70%            (10.18%)
        2001                                     11.920        28,757       342,804       2.20%        0.70%             (4.23%)
AMERICAN CENTURY INTERNATIONAL
    PREMIER Variable Universal Life
        2004                                     12.958        74,204       961,528       0.55%        0.70%             14.12%
        2003                                     11.355        70,528       800,821       0.71%        0.70%             23.65%
        2002                                      9.183        67,075       616,146       0.86%        0.70%            (20.92%)
        2001                                     11.613       145,044     1,684,532       0.90%        0.70%            (29.69%)
AMERICAN CENTURY VALUE
    PREMIER Variable Universal Life
        2004                                     12.706        50,381       640,195       0.98%        0.70%             13.53%
        2003                                     11.192        47,908       536,153       1.07%        0.70%             28.06%
        2002                                      8.739        83,844       732,740       0.00%(2)     0.70%            (12.61%)(2)
AMERICAN CENTURY ULTRA
    PREMIER Variable Universal Life
        2004                                     13.058         4,220        55,103       0.00%        0.70%              9.90%
        2003                                     11.882           343         4,080       0.00%(1)     0.70%             18.82%(1)

     (1) For the period from May 1, 2003 (commencement of operations) through December 31, 2003

     (2) For the period from May 1, 2002 (commencement of operations) through December 31, 2002

     * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

     ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated.

Symetra Separate Account SL (formerly Safeco Separate Account SL)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of the Symetra Separate Account SL (comprised of the Pioneer Bond, Pioneer Fund, Pioneer Growth Opportunities, Pioneer Mid-Cap Value, Pioneer Small-Cap Value, Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Dreyfus Stock Index, Fidelity Equity Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Index 500, Fidelity Asset Manager Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Investment Grade Bond, Fidelity Balanced, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Capital Development, AIM Growth, AIM Health Sciences, AIM Real Estate Opportunity, AIM International Growth, Federated High Income Bond, Federated Capital Income, Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Large Cap Core Equity, J.P. Morgan International Equity, J.P. Morgan Mid Cap Value, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, American Century Value and American Century Ultra sub-accounts) ("the Separate Account") as of December 31, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned by the Separate Account as of December 31, 2004, by correspondence with the manager of the underlying portfolio of each sub-account. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Symetra Separate Account SL at December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                              Ernest & Young LLP


Seattle, Washington
March 4, 2005

CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries
Three-Year Period Ended December 31, 2004
With Report of Independent Registered Public Accounting Firm

                 Symetra Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements

                    Three-Year Period Ended December 31, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                                      1

Consolidated Financial Statements

Consolidated Balance Sheets                                                                  2
Consolidated Statements of Income                                                            4
Consolidated Statements of Changes in Shareholder's Equity                                   5
Consolidated Statements of Comprehensive Income (Loss)                                       6
Consolidated Statements of Cash Flows                                                        7
Notes to Consolidated Financial Statements                                                   9

!@#
                   r   ERNST & YOUNG LLP          r  Phone: (206) 621-1800
                       Suite 3500                    www.ey.com
                       999 Third Avenue
                       Seattle, Washington 98104

             Report of Independent Registered Public Accounting Firm

Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and Subsidiaries (the Company) as of December 31, 2004 (Successor) and 2003 (Predecessor), and the related consolidated statements of income, changes in Shareholder's equity, comprehensive income (loss), and cash flows from August 2, 2004, through December 31, 2004 (Successor), and the period from January 1, 2004, through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company at December 31, 2004 (Successor) and 2003 (Predecessor), and the consolidated results of its operations and its cash flows for the period from August 2, 2004, through December 31, 2004 (Successor), and the period from January 1, 2004 through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor), in conformity with accounting principles generally accepted in the United States.


February 18, 2005                                         /s/ Ernest & Young LLP

                 Symetra Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets

                                 (In thousands)

                                                                 SUCCESSOR       PREDECESSOR
                                                               -------------------------------
                                                                         DECEMBER 31
                                                                    2004             2003
                                                               -------------------------------
ASSETS
Investments:  (Notes 2 and 4)
   Available-for-sale securities:
     Fixed maturities, at fair value
       (amortized cost: $17,717,295; $16,670,451)              $   18,192,603   $   18,003,603
     Marketable equity securities, at fair value
       (cost: $90,258; $78,311)                                        94,898           89,835
   Mortgage loans:
     Nonaffiliates                                                    814,574          926,286
     Affiliates                                                             -           33,518
   Policy loans                                                        83,016           85,590
   Short-term investments                                                   -           19,886
   Other invested assets                                                6,064           20,957
                                                               -------------------------------
Total investments                                                  19,191,155       19,179,675

Cash and cash equivalents                                             111,630           99,094
Accrued investment income                                             229,054          230,814
Other notes and accounts receivable                                    52,975          111,242
Reinsurance recoverables (Note 5)                                     214,197          179,754
Deferred policy acquisition costs                                      13,120          282,291
Intangibles and goodwill (Note 6)                                       7,600          150,864
Deferred income tax assets, net (Note 7)                               78,006                -
Other assets                                                            1,882              808
Securities lending collateral                                         890,710        1,037,516
Separate account assets (Note 4)                                    1,228,360        1,137,439
                                                               -------------------------------
Total assets                                                   $   22,018,689   $   22,409,497
                                                               ===============================

                                                                 SUCCESSOR       PREDECESSOR
                                                               -------------------------------
                                                                         DECEMBER 31
                                                                    2004             2003
                                                               -------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Funds held under deposit contracts (Note 4)                    $   17,541,320   $   16,582,390
Future policy benefits                                                354,912          331,855
Policy and contract claims                                            153,173          139,113
Unearned premiums                                                       9,403            9,838
Other policyholders' funds                                             43,288           46,555
Current income taxes payable (Note 7)                                   4,567           27,262
Deferred income tax liability, net (Note 7)                                 -          380,171
Other liabilities                                                     162,329          226,372
Securities lending payable                                            890,710        1,037,516
Separate account liabilities (Note 4)                               1,228,360        1,137,439
                                                               -------------------------------
Total liabilities                                                  20,388,062       19,918,511

Common stock, $250 par value;
   20,000 shares authorized, issued and outstanding                     5,000            5,000
Additional paid-in capital                                          1,251,697          363,391
Retained earnings                                                      62,416        1,293,450
Accumulated other comprehensive income, net of taxes (Note 8)         311,514          829,145
                                                               -------------------------------
Total shareholder's equity                                          1,630,627        2,490,986

                                                               -------------------------------
Total liabilities and shareholder's equity                     $   22,018,689   $   22,409,497
                                                               ===============================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH       THROUGH
                                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004             2004              2003         2002
                                                        ------------------------------------------------------------
Revenues:
   Premiums (Note 5)                                    $    263,195    $       357,925    $   680,518   $   599,568
   Net investment income                                     410,436            693,464      1,210,194     1,204,915
   Other revenues                                             17,411             29,797         39,444        39,416
   Net realized investment gains (losses)                      5,017             37,596        (26,501)     (140,563)
                                                        ------------------------------------------------------------
Total                                                        696,059          1,118,782      1,903,655     1,703,336
                                                        ------------------------------------------------------------

Benefits and expenses:
   Policy benefits                                           484,431            782,621      1,355,768     1,322,329
   Other underwriting and operating expenses                 113,800            166,981        299,114       244,107
   Amortization of deferred policy acquisition costs           1,626             34,164         51,327        40,800
   Intangible asset amortization (Note 6)                          -              4,929          8,331         8,761
                                                        ------------------------------------------------------------
Total                                                        599,857            988,695      1,714,540     1,615,997
                                                        ------------------------------------------------------------

Income before income taxes                                    96,202            130,087        189,115        87,339

Provision (benefit) for income taxes (Note 8):
   Current                                                    23,046              1,237         42,091        58,730
   Deferred                                                   10,740             30,608          9,321       (30,220)
                                                        ------------------------------------------------------------
Total                                                         33,786             31,845         51,412        28,510
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity

                                 (In thousands)

                                                          SUCCESSOR                        PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH       THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004             2004              2003         2002
                                                        ------------------------------------------------------------
Common stock                                            $      5,000    $         5,000    $     5,000   $     5,000
                                                        ------------------------------------------------------------

Additional paid-in capital:
   Balance at beginning of period                            373,638            363,391        357,017       257,017
   Purchase method accounting adjustment                     878,059                  -              -             -
   Capital contribution from Safeco                                -              8,834          4,537       100,000
   Stock option expense allocation from Safeco                     -              1,413          1,837             -
                                                        ------------------------------------------------------------
   Balance at end of period                                1,251,697            373,638        363,391       357,017
                                                        ------------------------------------------------------------

Retained earnings:
   Balance at beginning of period                          1,327,392          1,293,450      1,155,747     1,146,918
   Purchase method accounting adjustment                  (1,327,392)                 -              -             -
   Net income                                                 62,416             98,242        137,703        58,829
   Dividends to Safeco                                             -            (64,300)             -       (50,000)
                                                        ------------------------------------------------------------
   Balance at end of period                                   62,416          1,327,392      1,293,450     1,155,747
                                                        ------------------------------------------------------------
Accumulated other comprehensive income, net of taxes:
     Balance at beginning of period                          636,050            829,145        704,784       282,129
     Purchase method accounting adjustment                  (636,050)                 -              -             -
     Other comprehensive income (loss)                       311,514           (193,095)       124,361       422,655
                                                        ------------------------------------------------------------
     Balance at end of period                                311,514            636,050        829,145       704,784
                                                        ------------------------------------------------------------
Shareholder's equity                                    $  1,630,627    $     2,342,080    $ 2,490,986   $ 2,222,548
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

             Consolidated Statements of Comprehensive Income (Loss)

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                        PERIOD FROM       PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004              2003         2002
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ------------------------------------------------------------

Other comprehensive income (loss), net of taxes:
   Change in unrealized gains and losses on
     available-for-sale securities (net of tax
     $169,738, $(102,109), $70,220 and $197,575)             315,227           (189,631)       130,409       366,924
   Reclassification adjustment for net realized
     investment (gains) losses included in net
     income (net of tax: $(1,756), $(13,159),
     $9,275 and $49,514)                                      (3,261)           (24,437)        17,224        91,955
   Derivatives qualifying as cash flow hedges--net
     change in fair value (net of tax: $-, $(2,390),
     $(765) and $(3,721))                                          -             (4,439)        (1,421)       (6,910)
   Adjustment for deferred policy acquisition costs
     valuation allowance (net of tax: $(243),
     $13,683, $(11,766) and $(15,784))                          (452)            25,412        (21,851)      (29,314)
                                                        ------------------------------------------------------------
Other comprehensive income (loss)                            311,514           (193,095)       124,361       422,655
                                                        ------------------------------------------------------------
Comprehensive income (loss)                             $    373,930    $       (94,853)   $   262,064   $   481,484
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                        PERIOD FROM       PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004             2003         2002
                                                        ------------------------------------------------------------
OPERATING ACTIVITIES
Insurance premiums received                             $    224,341    $       326,748    $   592,664   $   487,285
Dividends and interest received                              466,040            653,247      1,144,776     1,114,854
Other operating receipts                                      17,228             24,365         39,497        41,536
Insurance claims and policy benefits paid                   (232,341)          (287,403)      (525,843)     (467,497)
Underwriting, acquisition, and operating costs paid         (116,005)          (243,427)      (356,075)     (293,305)
Income taxes paid                                             (7,233)           (39,745)       (10,641)      (75,968)
                                                        ------------------------------------------------------------
Net cash provided by operating activities                    352,030            433,785        884,378       806,905

INVESTING ACTIVITIES
Purchases of:
   Fixed maturities available-for-sale                    (1,202,612)        (1,677,343)    (4,448,014)   (3,618,859)
   Equity securities available-for-sale                      (42,992)            (3,375)        (8,915)       (3,209)
   Other invested assets                                      (6,072)               162         (8,445)       (8,115)
Issuance of nonaffiliated mortgage loans                     (15,543)           (40,854)      (117,810)      (95,586)
Issuance of policy loans                                      (7,546)           (12,550)       (22,229)      (24,603)
Maturities and calls of fixed maturities
  available-for-sale                                         791,191            974,773      2,110,009     1,516,382
Sales of:
   Fixed maturities available-for-sale                       362,459            712,821      1,285,983       921,571
   Equity securities available-for-sale                       41,573              4,491          8,715         4,107
   Other invested assets                                      11,781              1,621         10,140        16,166
Repayment of nonaffiliated mortgage loans                     70,230            119,227        111,456        86,838
Repayment of policy loans                                      8,555             12,956         23,327        26,584
Repayment of affiliated mortgage loans                             -             33,518          1,669         1,515
Net (increase) decrease in short-term investments                846             19,040         90,858       (22,452)
Cash received in connection with acquisition of
  group medical and life business                                  -                  -              -        62,488
Other, net                                                      (876)               382             19            45
                                                        ------------------------------------------------------------
Net cash provided by (used in) investing activities           10,994            144,869       (963,237)   (1,137,128)

FINANCING ACTIVITIES
Capital contributions received                                     -              1,131              -             -
Funds received under deposit contracts                       180,787            213,277      1,219,314     1,352,657
Return of funds held under deposit contracts                (595,326)          (664,711)    (1,124,411)   (1,116,377)
Dividends paid to Safeco                                           -            (64,300)             -       (50,000)
                                                        ------------------------------------------------------------
Net cash (used in) provided by financing activities         (414,539)          (514,603)        94,903       186,280
                                                        ------------------------------------------------------------
Net increase (decrease) in cash                              (51,515)            64,051         16,044      (143,943)

Cash and cash equivalents at beginning of period             163,145             99,094         83,050       226,993
                                                        ------------------------------------------------------------
Cash and cash equivalents at end of period              $    111,630    $       163,145    $    99,094   $    83,050
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

    Reconciliation of Net Income to Net Cash Provided by Operating Activities

                                 (In thousands)

                                                          SUCCESSOR                        PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004             2003          2002
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ------------------------------------------------------------

   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Net realized investment (gains) losses                 (5,017)           (37,596)        26,501       140,563
       Accretion of fixed maturity investments                58,533              3,949        (21,643)      (55,724)
       Accrued interest on accrual bonds                     (19,502)           (27,504)       (45,937)      (43,236)
       Amortization and depreciation                           1,761              4,466         14,850         9,434
       Deferred income tax provision (benefit)                10,740             30,608          9,321       (30,220)
       Interest expense on deposit contracts                 256,313            464,583        905,785       829,911
       Mortality and expense charges and
         administrative fees                                 (35,825)           (50,718)       (84,238)      (80,656)
       Other, net                                              1,302                938         (1,417)       13,159
       Changes in:
         Accrued investment income                             9,567             (7,807)        (2,806)       (7,666)
         Deferred policy acquisition costs                   (13,816)            11,011        (22,490)      (34,363)
         Other receivables                                    (4,087)            20,015        (34,730)       (3,949)
         Policy and contract claims                             (113)            14,061        (30,919)        3,497
         Future policy benefits                               (5,234)             5,710         (8,052)       10,087
         Unearned premiums                                      (710)               275            287          (649)
         Accrued income taxes                                 15,814            (38,509)        28,101       (17,237)
         Other assets and liabilities                         19,888            (57,939)        14,062        15,125
                                                        ------------------------------------------------------------
   Total adjustments                                         289,614            335,543        746,675       748,076
                                                        ------------------------------------------------------------
   Net cash provided by operating activities            $    352,030    $       433,785    $   884,378   $   806,905
                                                        ============================================================

There were no significant noncash financing or investing activities, with the exception of the $7,703 capital contribution from Safeco in the seven-month period ended August 1, 2004, and the $4,537 and $100,000 capital contributions from Safeco in 2003 and 2002, respectively, disclosed in Note 13.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)

                                December 31, 2004

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd., and Berkshire Hathaway Inc.

On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement (Stock Purchase Agreement or SPA) to purchase a group of life and investment companies from Safeco Corporation (Safeco). Included in the transaction was Symetra Life Insurance Company (formerly Safeco Life Insurance Company), including its three wholly-owned subsidiaries:

   - Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)
   -  American States Life Insurance Company
   - First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)

Symetra Life Insurance Company, (a wholly-owned subsidiary of Symetra Financial Corporation) is a stock life insurance company organized under the laws of the state of Washington. We offer individual and group insurance products and retirement products including annuities marketed through professional agents and distributors in all states and the District of Columbia. Our principal products include stop-loss medical insurance, fixed deferred annuities, variable annuities, single premium immediate annuities, and individual life insurance.

The sale was completed effective August 2, 2004 at a purchase price of $1,349.9 million, representing the amount paid to Safeco at closing of $1,350.0 million, plus capitalized transaction costs of $11.0 million, and less a purchase price adjustment of $11.1 million. The acquisition was financed through investor capital contributions of $1,064.9 million and the issuance of long-term debt of $300 million. On December 29, 2004, Symetra Financial Corporation received $22.8 million from Safeco Corporation in final settlement of its tax sharing agreement and purchase price related to the August 2, 2004, transaction. Of the total purchase price, $1,256.7 million was allocated to Symetra Life Insurance Company and its subsidiaries. The Company applied pushdown accounting under the provisions of Staff Accounting Bulletin No. 54, PUSHDOWN BASIS OF ACCOUNTING IN FINANCIAL STATEMENTS OF SUBSIDIARIES.

The acquisition was accounted for using the purchase method under SFAS No. 141, BUSINESS COMBINATIONS. Under SFAS No. 141, the purchase price is allocated to the estimated fair value of the tangible and identifiable assets acquired less liabilities assumed at the date of acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of August 2, 2004:

Assets:

   Invested assets                         $    18,808,792
   Cash and cash equivalents                        58,395
   Accrued investment income                       238,621
   Other assets                                     43,204
   Reinsurance recoverable                         213,990
   Intangible assets                                 4,235
   Current/deferred income taxes                   267,731
     recoverable
   Securities lending collateral                 1,026,484
   Separate account assets                       1,132,144
                                           ---------------
Total assets acquired                      $    21,793,596
                                           ===============

Liabilities:

   Funds held under deposit contracts      $    17,734,179
   Future policy benefits                          360,146
   Policy and contract claims                      153,286
   Other liabilities                               130,660
   Securities lending payable                    1,026,484
   Separate account liabilities                  1,132,144
                                           ---------------
Total liabilities assumed                       20,536,899
                                           ---------------
Net assets acquired                        $     1,256,697
                                           ===============

Deferred policy acquisition costs, intangible assets, and goodwill were reset to zero on August 2, 2004.

The following pro forma results for the seven months ended August 1, 2004, and the year ended December 31, 2003, are based on the historical financial statements of the Predecessor, adjusted to include the effect of the acquisition as if the acquisition had occurred at the beginning of each period presented:

                                                                    SEVEN MONTHS
                                                                       ENDED          YEAR ENDED
                                                                      AUGUST 1,       DECEMBER 31,
                                                                        2004             2003
                                                                    ------------------------------
    Net income as reported in Consolidated Statements of Income     $      98,242    $     137,703
    Add back: Amortization of DAC and intangibles                          25,410           38,777
                                                                    ------------------------------
    Pro forma net income                                            $     123,652    $     176,480
                                                                    ==============================

Throughout our consolidated financial statements, Symetra Life Insurance Company and its three subsidiaries are referred to as "the Company," "we," and "our" and the new names of the entities have been used as if those names were in effect prior to August 2, 2004. In addition, all references to affiliated companies in the periods prior to August 2, 2004, refer to former Safeco affiliates.

BASIS OF CONSOLIDATION AND REPORTING AND USE OF ESTIMATES

The consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.

Certain prior-period amounts have been reclassified to conform to the current-period presentation.

REVENUE RECOGNITION

We report life insurance premiums for traditional individual life policies as income when due from the policyholder. These policies, which include guaranteed renewable term and whole life policies, are long-duration contracts.

We report premiums from group life and health policies as income when earned over the life of the policy. We report the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These polices are short-duration contracts.

We report premiums from universal life and investment-type contracts as deposits to policyholders' account balances and reflect these amounts as liabilities rather than premium income when received. Revenues from these contracts consist of investment income on these funds and amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. We include these mortality charges in premiums. Policy administration charges, and surrender charges are included in other revenue in the Consolidated Statements of Income.

Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged.

INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards
(SFAS) No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, we classify our investments into one of three categories: held-to-maturity, available-for-sale, or trading. We determine the appropriate classification of both fixed maturities and equity securities at the time of purchase and reevaluate such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stocks. We classify all fixed maturities as available-for-sale and carry them at fair value. We report net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, we compare actual prepayments to anticipated prepayments and recalculate the effective yield to reflect actual payments-to-date plus anticipated future payments. We include any resulting adjustment in net investment income.

Marketable equity securities include common stocks and nonredeemable preferred stocks. We classify marketable equity securities as available-for-sale and carry them at fair value. Changes in net unrealized investment gains and losses are recorded directly to OCI in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. We then place the securities on nonaccrual status and they are not restored to accrual status until all delinquent interest and principal are paid.

We regularly review the value of our investments. If the value of any of our investments falls below our cost basis in the investment, we analyze the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, we consider:

   -  How long and by how much the fair value has been below its cost;
   - The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential;
   - Our intent and ability to keep the security long enough for it to recover its value;
   -  Any downgrades of the security by a rating agency; and
   - Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on our analysis, we make a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, we record an impairment charge within Net Realized Investment Gains (Losses) in our Consolidated Statements of Income in the period that we make the determination.

We use public market pricing information to determine the fair value of our investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, we use other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. Our investment portfolio at December 31, 2004, included $386,890 of fixed maturities that were not publicly traded, and values for these securities were determined using these other valuation techniques. We owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the specific-identification method.

We carry mortgage loans at outstanding principal balances, less an allowance for mortgage loan losses. We consider a mortgage loan impaired when it is probable that we will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that we determine to be impaired, we charge the difference between the amortized cost and fair value of the underlying collateral to the reserve. We accrue interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased. We carry cash and cash equivalents and short-term investments at cost, which approximates fair value.

We engage in securities lending whereby we loan certain securities from our portfolio to other institutions for short periods of time. We require initial collateral at 102% of the fair value of a loaned security. The borrower deposits the collateral with a lending agent. The lending agent invests the collateral to generate additional income according to our guidelines. The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates to maintain a collateral value of 102%. We maintain full ownership rights to the securities loaned, and accordingly, the loaned securities are classified as investments. We report the securities lending collateral and the corresponding securities lending payable on the Consolidated Balance Sheets as an asset and liability.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are included in other invested assets on our Consolidated Balance Sheets. The Financial Accounting Standards Board (FASB) issued SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, in June 1998. SFAS No. 133 amends or supersedes several previous FASB statements relating to derivatives and requires us to recognize all derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value. In April 2003, the FASB issued SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 149 is intended to amend and clarify financial accounting and reporting for derivative instruments, including derivatives embedded in other contracts and hedging activities. The amendments improve financial reporting by: requiring that contracts with comparable characteristics be accounted for similarly; clarifying the circumstances under which a contract with an initial net investment meets the characteristics of a derivative; and clarifying when a derivative contains a financing component that requires special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into, or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material affect on the business, results of operations, or financial condition of the Company. We adopted SFAS No. 133, as amended, in April 2003.

Our financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS No. 133.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, we recognize the changes in the fair value of both the derivative and the hedged items in net realized investment gains and losses in the Consolidated Statement of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, we recognize the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment under SFAS No. 133, we record the changes in fair value of these derivatives in net realized investment gains and losses in the Consolidated Statements of Income.

We formally document all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. We link all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheets. We link all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. We also assess, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, we discontinue hedge accounting on a prospective basis.

REINSURANCE

We utilize reinsurance agreements to manage our exposure to potential losses. We reinsure all or a portion of our risk to reinsurers for certain types of directly written business. In addition, we reinsure through pools to cover catastrophic losses. Reinsurance does not affect our liability to our policyholders. We remain primarily liable to policyholders for the risks we insure. Accordingly, our policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. We report premiums, benefits and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. We account for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We remain liable to our policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

DEFERRED POLICY ACQUISITION COSTS

We defer as assets certain costs, principally commissions, distribution costs and other underwriting costs that vary with, and are primarily related to, the production of business. We amortize acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, we make assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from our estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. We regularly evaluate our assumptions and, when necessary, revise the estimated gross profits of these contracts resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. We adjust the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. We include the impact of this adjustment, net of tax, in OCI in Shareholder's Equity.

We amortize acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. We amortize acquisition costs for group life and medical policies over the policy period of one year.

We conduct regular DAC recoverability analyses for deferred annuity contract, universal life contract, and traditional life contract DAC balances. We compare the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2004, all of our DAC balances were considered recoverable.

INTANGIBLES AND GOODWILL

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consisted mainly of the value of state licenses and the value of existing blocks of business. We review goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. We amortize other purchased intangible assets over their estimated useful lives.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consist of the fair value of variable annuity and variable universal life contracts and represent funds that we administer and invest to meet specific fund allocations of the policyholder. The assets of each separate account are legally segregated and are not subject to claims that arise out of our other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDBs). For variable annuity contracts with GMDBs, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. Most of these death benefits are reset based on market values every five or eight years. We reinsure nearly all of the GMDB risk on our individual variable annuity contracts. Therefore the risk, net of reinsurance, is not significant. We do not include investment results accruing directly to the policyholder in our revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges, and are included in premiums and other revenues.

The account balances of variable annuity contracts are invested in variable separate accounts and the general account for fixed fund options.

FUNDS HELD UNDER DEPOSIT CONTRACTS

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities for fully guaranteed benefits are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. As of December 31, 2004, the current structured settlement reserve had near term benefits discounted at 5.80% (7.89% in 2003) and long-term benefits discounted at 6.70% (7.15% in 2003).

FUTURE POLICY BENEFITS

We compute liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. We select the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. We set the interest, mortality, and persistency assumptions in the year of issue and include provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. We derive mortality assumptions from both company-specific and industry statistics. We discount future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 7.5% to 3.5%.

POLICY AND CONTRACT CLAIMS

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). We also provide for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. We continually review estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. The majority of these claims are incurred and paid in full within a one-year period. Policy and contract claims liabilities amounted to less than 1% of total liabilities at December 31, 2004.

INCOME TAXES

Through the date of acquisition, we are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco in accordance with the tax allocation agreement on a separate company tax return filing basis. Subsequent to the acquisition, the Symetra Life Insurance Companies will file a separate life consolidated tax return. Pursuant to IRC Section 1504(c) the life insurance companies will file a separate life consolidated tax return for five years subsequent to the acquisition.

Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated on the basis of the difference between book value and valuation for tax purposes of the appropriate assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

NEW ACCOUNTING STANDARDS

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS (AICPA) STATEMENT OF POSITION
(SOP) 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"

The provisions of SOP 03-1 are effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation, the accounting recognition given sales inducements, and the classification and valuation of long-duration contract liabilities. We adopted SOP 03-1 effective January 1, 2004. Upon adoption, there was no material impact to our consolidated financial statements.

FASB INTERPRETATION NUMBER (FIN) 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"

The FASB issued FIN 46R in December 2003. FIN 46R changes the method of determining whether certain entities should be consolidated in our consolidated financial statements. Except for entities considered to be special purpose entities, FIN 46R is effective in the first period ending after March 15, 2004. We adopted FIN 46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

   - Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; and

   - Equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity.

All other entities are evaluated for combination under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

We have identified certain interests in VIEs as defined by FIN 46R. Based on our analysis of these interests, we do not meet the FIN 46R definition of "primary beneficiary" of any of these entities and therefore have not combined these entities. Even though combination is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE's activities and the maximum exposure to potential losses due to our involvement.

In June 2000, General America Corporation (GAC), an affiliate, extended a loan to Investar Holdings (Investar) that we guaranteed. Safeco's analysis of Investar determined Investar's equity at risk was not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of Investar and personally guaranteed by its equity holders. Based on Safeco's analysis of Investar's expected losses and expected residual returns, neither GAC nor the Company is the primary beneficiary. The potential exposure to losses was limited to the senior debt holding. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC and the guarantee was no longer in effect.

2. INVESTMENTS

The following tables summarize our fixed maturities and marketable equity securities:

                                                                   GROSS         GROSS
                                                COST OR          UNREALIZED    UNREALIZED        FAIR
DECEMBER 31, 2004 - SUCCESSOR                AMORTIZED COST        GAINS         LOSSES         VALUE
                                            -----------------------------------------------------------
Fixed maturities:
   U.S. government and agencies             $       313,908    $     9,314   $       (66)   $   323,156
   State and political subdivisions                 695,041         19,814          (320)       714,535
   Foreign governments                              307,229         12,042            (9)       319,262
   Corporate securities                          12,027,678        402,738       (12,018)    12,418,398
   Mortgage-backed securities                     4,373,439         62,333       (18,520)     4,417,252
                                            -----------------------------------------------------------
Total fixed maturities                           17,717,295        506,241       (30,933)    18,192,603
Marketable equity securities                         90,258          5,207          (567)        94,898
                                            -----------------------------------------------------------
Total                                       $    17,807,553    $   511,448   $   (31,500)   $18,287,501
                                            ===========================================================

                                                                  GROSS          GROSS
                                                COST OR         UNREALIZED     UNREALIZED
DECEMBER 31, 2003 - PREDECESSOR              AMORTIZED COST       GAINS          LOSSES      FAIR VALUE
                                            -----------------------------------------------------------
Fixed maturities:
   U.S. government and agencies             $       392,684    $    76,299   $      (638)   $   468,345
   State and political subdivisions                 585,405         63,595        (3,569)       645,431
   Foreign governments                              236,843         75,344             -        312,187
   Corporate securities                          11,253,780      1,034,404       (64,418)    12,223,766
   Mortgage-backed securities                     4,201,739        189,290       (37,155)     4,353,874
                                            -----------------------------------------------------------
Total fixed maturities                           16,670,451      1,438,932      (105,780)    18,003,603
Marketable equity securities                         78,311         12,591        (1,067)        89,835
                                            -----------------------------------------------------------
Total                                       $    16,748,762    $ 1,451,523   $  (106,847)   $18,093,438
                                            ===========================================================

The following tables show our investments' gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                         LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
                                      -------------------------    --------------------------    -------------------------
                                                      GROSS                         GROSS                         GROSS
                                                    UNREALIZED                    UNREALIZED                    UNREALIZED
DECEMBER 31, 2004 - SUCCESSOR         FAIR VALUE      LOSSES        FAIR VALUE      LOSSES        FAIR VALUE      LOSSES
                                      -------------------------    --------------------------    -------------------------
Fixed maturities:
   U.S. government and agencies       $    27,856   $       (66)   $         -    $         -    $    27,856   $       (66)
   State and political subdivisions        68,664          (320)             -              -         68,664          (320)
   Foreign governments                      2,581            (9)             -              -          2,581            (9)
   Corporate securities                 2,016,618       (12,018)             -              -      2,016,618       (12,018)
   Mortgage-backed securities           1,779,071       (18,520)             -              -      1,779,071       (18,520)
                                      -------------------------    --------------------------    -------------------------
Total fixed maturities                  3,894,790       (30,933)             -              -      3,894,790       (30,933)
Marketable equity securities               18,481          (567)             -              -         18,481          (567)
                                      -------------------------    --------------------------    -------------------------
Total                                 $ 3,913,271   $   (31,500)   $         -    $         -    $ 3,913,271   $   (31,500)
                                      =========================    ==========================    =========================

                                         LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
                                      -------------------------    --------------------------    -------------------------
                                                      GROSS                         GROSS                         GROSS
                                                    UNREALIZED                    UNREALIZED                    UNREALIZED
DECEMBER 31, 2003 - PREDECESSOR       FAIR VALUE      LOSSES        FAIR VALUE      LOSSES        FAIR VALUE      LOSSES
                                      -------------------------    --------------------------    -------------------------
Fixed maturities:
   U.S. government and agencies       $    29,890   $      (343)   $     4,528    $      (295)   $    34,418   $      (638)
   State and political subdivisions       102,690        (3,569)             -              -        102,690        (3,569)
   Corporate securities                 1,306,309       (56,243)        91,254         (8,175)     1,397,563       (64,418)
   Mortgage-backed securities           1,177,166       (36,524)        43,917           (631)     1,221,083       (37,155)
                                      -------------------------    --------------------------    -------------------------
Total fixed maturities                  2,616,055       (96,679)       139,699         (9,101)     2,755,754      (105,780)
Marketable equity securities                6,964        (1,067)             -              -          6,964        (1,067)
                                      -------------------------    --------------------------    -------------------------
Total                                 $ 2,623,019   $   (97,746)   $   139,699    $    (9,101)   $ 2,762,718   $  (106,847)
                                      =========================    ==========================    =========================

We reviewed all our investments with unrealized losses at the end of 2004 and 2003 in accordance with our impairment policy described in Note 1. Our evaluation determined that these declines in fair value were temporary.

At December 31, 2004 and 2003, we held below-investment-grade fixed maturities of $1,664 million and $1,319 million, respectively at amortized cost. The respective fair values of these investments were approximately $1,724 million and $1,440 million. These holdings amounted to 9.5% and 8.0%, respectively, of our investments in fixed maturities at fair value at December 31, 2004 and 2003.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2004, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                  COST OR
                                                 AMORTIZED            FAIR
                                                    COST              VALUE
                                              ----------------------------------
       One year or less                       $       621,921    $       621,742
       Over one year through five years             2,636,323          2,646,146
       Over five years through ten years            3,149,607          3,218,177
       Over ten years                               6,936,005          7,289,286
       Mortgage-backed securities                   4,373,439          4,417,252
                                              ----------------------------------
       Total fixed maturities                 $    17,717,295    $    18,192,603
                                              ==================================

The carrying value of securities on deposit with state regulatory authorities was $14,279 and $10,966 at December 31, 2004 and 2003, respectively.

No industry represented more than 9% of the amortized cost of fixed maturities and equity securities at December 31, 2004.

The following table summarizes our combined pretax net investment income:

                                               SUCCESSOR                     PREDECESSOR
                                            -----------------------------------------------------------
                                              PERIOD FROM      PERIOD FROM
                                                AUGUST 2,      JANUARY 1,
                                             2004 THROUGH     2004 THROUGH
                                              DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                 2004             2004           2003           2002
                                            -----------------------------------------------------------
Interest:
   Fixed maturities                         $       390,031   $    633,601   $ 1,108,505    $ 1,099,574
   Mortgage loans                                    21,943         44,233        75,513         75,055
   Short-term investments                               934          1,974         4,408          8,561
Dividends:
   Marketable equity securities                       2,671          3,302         5,417          5,542
   Redeemable preferred stock                           492          2,965         8,939         11,358
Other                                                 5,070         12,297        14,402         11,690
                                            -----------------------------------------------------------
Total investment income                             421,141        698,372     1,217,184      1,211,780
Investment expenses                                 (10,705)        (4,908)       (6,990)        (6,865)
                                            -----------------------------------------------------------
Net investment income                       $       410,436   $    693,464   $ 1,210,194    $ 1,204,915
                                            ===========================================================

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $5,152 and $30,384 at December 31, 2004 and 2003, respectively. All of our mortgage loans produced income during 2004 and 2003.

The following table summarizes our combined net realized investment gains (losses) before income taxes:

                                               SUCCESSOR                     PREDECESSOR
                                            -----------------------------------------------------------
                                              PERIOD FROM      PERIOD FROM
                                                AUGUST 2,      JANUARY 1,
                                             2004 THROUGH     2004 THROUGH
                                              DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                 2004             2004           2003           2002
                                            -----------------------------------------------------------
Fixed maturities                            $         4,117   $     34,341   $   (11,508)   $  (163,460)
Marketable equity securities                            291            972          (414)          (270)
Other invested assets                                   598          2,800       (12,068)        10,184
Deferred policy acquisition costs
  adjustment                                             11           (517)       (2,511)        12,983
                                            -----------------------------------------------------------
Net realized investment gains (losses)
  before income taxes                       $         5,017   $     37,596   $   (26,501)   $  (140,563)
                                            ===========================================================

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2004, 2003, and 2002.

                                                                PERIOD FROM AUGUST 2, 2004 THROUGH
                                                                   DECEMBER 31, 2004 - SUCCESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       362,459    $    41,573    $    11,781    $   415,813
                                                    ============================================================

Gross realized investment gains                     $         8,379    $       978    $     6,345    $    15,702
Gross realized investment losses                             (7,862)          (224)        (5,747)       (13,833)
                                                    ------------------------------------------------------------
Net realized investment gains                                   517            754            598          1,869
Impairments                                                     (27)           (87)             -           (114)
Other, including gains (losses) on calls and
  redemptions                                                 3,627           (376)            11          3,262
                                                    ------------------------------------------------------------
Net realized investment gains                       $         4,117    $       291    $       609    $     5,017
                                                    ============================================================

                                                                PERIOD FROM JANUARY 1, 2004 THROUGH
                                                                   AUGUST 1, 2004 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       712,821    $     4,491    $     1,621    $   718,933
                                                    ============================================================

Gross realized investment gains                     $        45,702    $     1,137    $    17,846    $    64,685
Gross realized investment losses                            (17,163)          (165)       (15,467)       (32,795)
                                                    ------------------------------------------------------------
Net realized investment gains                                28,539            972          2,379         31,890
Impairments                                                 (10,272)             -              -        (10,272)
Other, including gains (losses) on calls and
  redemptions                                                16,074              -            (96)        15,978
                                                    ------------------------------------------------------------
Net realized investment gains                       $        34,341    $       972    $     2,283    $    37,596
                                                    ============================================================

                                                             YEAR ENDED DECEMBER 31, 2003 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $     1,285,983    $     8,715    $    10,140    $ 1,304,838
                                                    ============================================================
Gross realized investment gains                     $        88,560    $       615    $       877    $    90,052
Gross realized investment losses                            (13,398)          (162)        (4,327)       (17,887)
                                                    ------------------------------------------------------------
Net realized investment gains (losses)                       75,162            453         (3,450)        72,165
Impairments                                                 (96,621)          (867)             -        (97,488)
Other, including gains (losses) on calls and
  redemptions                                                 9,951              -        (11,129)        (1,178)
                                                    ------------------------------------------------------------
Net realized investment losses                      $       (11,508)   $      (414)   $   (14,579)   $   (26,501)
                                                    ============================================================

                                                             YEAR ENDED DECEMBER 31, 2002 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE       OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       921,571    $     4,107    $    16,166    $   941,844
                                                    ============================================================
Gross realized investment gains                     $        80,779    $     1,204    $       437    $    82,420
Gross realized investment losses                            (56,863)        (1,114)          (693)       (58,670)
                                                    ------------------------------------------------------------
Net realized investment gains (losses)                       23,916             90           (256)        23,750
Impairments                                                (190,179)          (360)             -       (190,539)
Other, including gains on calls and redemptions               2,803              -         23,423         26,226
                                                    ------------------------------------------------------------
Net realized investment gains (losses)              $      (163,460)   $      (270)   $    23,167    $  (140,563)
                                                    ============================================================

The following table summarizes our allowance for mortgage loan losses:

                                             SUCCESSOR                       PREDECESSOR
                                          ---------------------------------------------------------
                                            PERIOD FROM      PERIOD FROM
                                             AUGUST 2,        JANUARY 1,
                                           2004 THROUGH      2004 THROUGH
                                            DECEMBER 31,       AUGUST 1,     YEAR ENDED DECEMBER 31
                                               2004              2004           2003        2002
                                          ---------------------------------------------------------
Allowance at beginning of period          $        10,172    $     10,172    $  10,554    $  10,554
Loans charged off as uncollectible                      -               -         (382)           -
                                          ---------------------------------------------------------
Allowance at end of period                $        10,172    $     10,172    $  10,172    $  10,554
                                          =========================================================

This allowance relates to mortgage loan investments of $824,746 and $969,976 at December 31, 2004 and 2003, respectively. All of our mortgage loan investments were in good standing at December 31, 2004.

At December 31, 2004, mortgage loans constituted approximately 4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 26.5% of the total in California. Individual loans generally do not exceed $10 million.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are instruments whose values are derived from an underlying instrument, indices or rates, have a notional amount and can be net settled. This may include derivatives that are "embedded" in derivative instruments or in certain existing assets or liabilities. We use derivative financial instruments, including interest rate swaps, options, and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic loss due to changes in the level of interest rates. We manage interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, we exchange with a counterparty, at specified intervals, interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash is exchanged at the outset of the contract and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date are recorded to interest income or expense, depending on the hedged item.

FAIR VALUE HEDGES

In August 2004, all fair value hedges, totaling $330,409 of notional amount outstanding, were terminated resulting in a realized investment loss of $3,491. Prior to August 2004, we used interest rate swaps to hedge the change in fair value of certain fixed-rate assets. As discussed in Note 1, derivatives that were determined to be highly effective were given hedge accounting treatment under SFAS No. 133 and changes in their fair value and the related assets that they hedged were recognized in net realized investment gains and losses in the Consolidated Statement of Income.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedged ineffectiveness. In the five-month period ended December 31, 2004 and the year ended December 31, 2002, we recognized losses of $3,491 and $1,173, respectively, in net realized investment gains and losses due to hedge ineffectiveness. In the seven-month period ended August 1, 2004 and the year ended December 31, 2003, no amounts were recognized in earnings due to hedge ineffectiveness.

CASH FLOW HEDGES

In August 2004, all cash flow interest rate swaps were terminated resulting in a realized investment gain of $393. Prior to August 2004, we used interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. As discussed in Note 1, these derivatives were designated as cash flow hedges and, because they were determined to be highly effective, we recognized the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affected current earnings. At the time current earnings were affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives were reclassified from OCI and recorded in the Consolidated Statement of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of $0, $4,339, $1,421, and $6,910 after tax for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

In August 2004, interest rate swaps related to the forecasted transactions were terminated resulting in a realized investment gain of $3,640. Prior to August 2004, the interest rate swaps related to forecasted transactions that were considered probable of occurring were considered to be highly effective and qualified for hedge treatment under SFAS No. 133. SFAS No. 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs, or when it is considered not probable of occurring, whichever happens sooner. In the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, $0, $7,442, $9,890, and $6,960, respectively, after tax was reclassified from OCI to net realized investment gains and losses relating to forecasted transactions that were no longer probable of occurring.

OTHER DERIVATIVES

In 1997, we introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, we have a hedging program with the objective to hedge the exposure to changes in the S&P 500 index. This program consists of buying S&P 500 index options. As permitted under a grandfathering clause in SFAS No. 133, we elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options used to economically hedge the EIA liability is recognized as an adjustment to policy benefits in the Consolidated Statement of Income. We recognized pretax gains (losses) on these options of $2,007, $(2,611), $16,985, and $(11,884) for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Investments in mortgage-backed securities (see Note 2) principally include collateralized mortgage obligations, pass-through and commercial loan-backed mortgage obligations, which are technically defined as derivative instruments. However, they are exempt from derivative disclosure and accounting requirements under SFAS No. 133.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. We manage counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. We mitigate counterparty credit risk through credit reviews, approval controls and by only entering into agreements with creditworthy counterparties. We perform ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement we have in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts, and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The aggregate fair value amounts disclosed here do not represent our underlying value, and, accordingly, care should be exercised in drawing conclusions about our business or financial condition based on the fair value information disclosed below.

We determine fair value amounts for financial instruments using available third-party market information. When such information is not available, we determine the fair value amounts using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2004, that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

We estimate the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

We estimate the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, we estimate fair values to be the present surrender value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

In accordance with SFAS No. 133, all derivatives are carried at fair value on the Consolidated Balance Sheet. The fair values of the derivative financial instruments generally represent the estimated amounts that we would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, we estimate fair values using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

                                                            SUCCESSOR                       PREDECESSOR
                                                 ----------------------------------------------------------------
                                                        DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     CARRYING                         CARRYING
                                                      AMOUNT      FAIR VALUE           AMOUNT         FAIR VALUE
                                                 ----------------------------------------------------------------
Financial assets:                                $  18,192,603    $  18,192,603    $  18,003,603    $  18,003,603
  Fixed maturities
  Marketable equity securities                          94,898           94,898           89,835           89,835
  Mortgage loans                                       814,574          845,504          959,804        1,016,000
  Separate account assets                            1,228,360        1,228,360        1,137,439        1,137,439
  Other invested assets:
    Interest rate swaps                                      -                -           14,631           14,631
    Options                                              4,889            4,889            6,189            6,189
    Other                                                1,175            1,175                -                -

Financial liabilities:
  Funds held under deposit contracts                17,541,320       17,554,000       16,582,390       17,543,000
  Separate account liabilities                       1,228,360        1,228,360        1,137,439        1,137,439
  Derivative financial instruments:
    Options                                                  -                -              607              607

5. REINSURANCE

We use reinsurance to manage exposure to potential losses. Although the reinsurer is liable to us to the extent of the reinsurance ceded, we remain primarily liable to the policyholders as the direct insurer on all risks reinsured. We evaluate the financial condition of our reinsurers to minimize our exposure to losses from reinsurer insolvencies. To our knowledge, none of our major reinsurers is currently experiencing material financial difficulties. We analyze reinsurance recoverables according to the credit ratings of our reinsurers. Of the total amount due from reinsurers at December 31, 2004, 83% was with reinsurers rated A- or higher by A.M. Best. We had no reserve for uncollectible reinsurance in 2004 or 2003. None of our reinsurance contracts excludes certified terrorist acts.

For our individual life business, we have coinsurance agreements where the reinsurer reimburses us based on the percentage in the contract, which ranges from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, we recover from the reinsurer 50% of the death benefit that we pay on covered claims. This percentage was increased in 2000 to 80% for a majority of the policies written and was increased in 2002 to cover 80% of all new business written.

We reinsure 100% of our group long-term disability and group short-term disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

                                                     SUCCESSOR      PREDECESSOR
                                                    ----------------------------
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2004            2003
                                                    ----------------------------
    LIFE INSURANCE
    Reinsurance recoverables on:
      Policy and contract claim reserves            $      2,907    $      3,689
      Paid claims                                          1,114           1,841
      Life policy liabilities                            129,497          90,607
                                                    ----------------------------
    Total life insurance                                 133,518          96,137
                                                    ----------------------------

    ACCIDENT AND HEALTH INSURANCE
    Reinsurance recoverables on:
      Policy and contract claim reserves                  80,199          83,425
      Paid claims                                            480             192
                                                    ----------------------------
    Total accident and health insurance                   80,679          83,617
                                                    ----------------------------
    Total reinsurance recoverables                  $    214,197    $    179,754
                                                    ============================

The effects of reinsurance on earned premiums are as follows:

                                        SUCCESSOR                       PREDECESSOR
                                      -----------------------------------------------------------
                                       PERIOD FROM      PERIOD FROM
                                        AUGUST 2,        JANUARY 1,
                                      2004 THROUGH     2004  THROUGH
                                      DECEMBER 31,        AUGUST 1,       YEAR ENDED DECEMBER 31
                                          2004              2004            2003          2002
                                      -----------------------------------------------------------
EARNED PREMIUMS
Direct:
  Accident and health premiums        $     197,842    $     281,980    $   465,734    $  340,511
  Life insurance premiums                    72,364          100,278        164,704       155,800
                                      -----------------------------------------------------------
  Total                                     270,206          382,258        630,438       496,311
                                      -----------------------------------------------------------
Assumed:
  Accident and health premiums               18,762           23,281         97,985       137,335
  Life insurance premiums                       156              168            624         6,923
                                      -----------------------------------------------------------
  Total                                      18,918           23,449         98,609       144,258
                                      -----------------------------------------------------------
Ceded:
  Accident and health premiums               (9,208)         (12,048)       (18,618)      (15,616)
  Life insurance premiums                   (16,721)         (35,734)       (29,911)      (25,385)
                                      -----------------------------------------------------------
  Total                                     (25,929)         (47,782)       (48,529)      (41,001)
                                      -----------------------------------------------------------
Total earned premiums                 $     263,195    $     357,925    $   680,518    $  599,568
                                      ===========================================================

Ceded reinsurance reduced our policy benefits by $11,529, $23,722, $32,964, and $27,862 for the five months ended December 31, 2004, the seven months ended August 1, 2004, and the years ended December 31, 2003, and 2002, respectively. Included in this amount are accident and health amounts of $(526), $1,898, $10,813, and $4,072, respectively.

6. INTANGIBLES AND GOODWILL

We review goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. We amortize separable intangible assets over their useful lives (but with no maximum life) unless we deem them to have an indefinite life.

SUCCESSOR

In December 1999, Symetra Life Insurance Company purchased the assets of Sound Benefits Administration and Sound Benefits Marketing (collectively referred to as Sound Benefits) to acquire the agency involved in selling and supporting our Select Benefits group medical product.

At December 31, 2004, goodwill of $3,400 represents a contingent purchase price adjustment related to the Sound Benefits business combination. The contingent final purchase payment was based on 50% of 2004 operating profits.

Other identifiable intangible assets of $4,200 at December 31, 2004, represent the fair value of state licenses related to the life insurance companies. The intangible asset is not amortized as its useful life is indefinite.

PREDECESSOR

Included in the intangibles and goodwill balance on our December 31, 2003 Consolidated Balance Sheet is the present value of future profits (PVFP). PVFP represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. We determine the present value of anticipated profits using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains (losses) on investment securities of $176, $(138), and $(374), respectively, for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively. We review the PVFP periodically to determine that the unamortized portion does not exceed expected recoverable amounts. We did not record any impairment adjustments in 2004, 2003, or 2002.

The following table presents our intangible assets and goodwill at December 31, 2003. The PVFP, distribution agreement, and renewal rights acquired were amortized over a useful life of 20 years. All other intangible assets were amortized over a useful life of five years or less.

                                             DECEMBER 31, 2003 - PREDECESSOR
                                      ----------------------------------------------
                                      GROSS CARRYING    ACCUMULATED     NET CARRYING
                                          AMOUNT        AMORTIZATION       AMOUNT
                                      ----------------------------------------------
Unamortized intangible assets:
  Goodwill                            $       54,192    $          -    $     54,192
Amortizable intangible assets:
  Present value of future profits             82,272         (37,075)         45,197
  Distribution agreement                      35,000         (11,900)         23,100
  Renewal rights                              25,700          (1,820)         23,880
  Administrative agreement                     8,766          (4,451)          4,315
  Other intangible assets                        288            (108)            180
                                      ----------------------------------------------
Total                                 $      206,218    $    (55,354)   $    150,864
                                      ==============================================

On August 2, 2004, intangible assets and goodwill were reduced to zero in accordance with SFAS No. 141.

Predecessor amortization expense for intangible assets, pretax, was $4,929, $8,331, and $8,761 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Changes in the carrying value of goodwill are presented for the Group business segment in the following table. For descriptions of the business segments (see
Note 14).

                                         SUCCESSOR                         PREDECESSOR
                                      --------------------------------------------------------------
                                        PERIOD FROM        PERIOD FROM
                                       AUGUST 2, 2004    JANUARY 1, 2004
                                          THROUGH           THROUGH
                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                           2004               2004             2003          2002
                                      --------------------------------------------------------------
Balance at beginning of period        $        54,192    $        54,192   $    54,192    $        -
  Additions                                         -                  -             -        26,242
  Reclassifications                                 -                  -             -        27,950
  Amortization                                      -                  -             -             -
  Purchase accounting adjustment              (54,192)                 -             -             -
                                      --------------------------------------------------------------
Total                                 $             -    $        54,192   $    54,192    $   54,192
                                      ==============================================================

7. INCOME TAXES

We use the liability method of accounting for income taxes in accordance with SFAS No. 109 under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes, and the provision for income taxes were as follows:

                                      SUCCESSOR                                       PREDECESSOR
                                ---------------------------------------------------------------------------------------------
                                PERIOD FROM AUGUST 2,   PERIOD FROM JANUARY 1,
                                    2004 THROUGH             2004 THROUGH             YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 2004         AUGUST 1, 2004         DECEMBER 31, 2003       DECEMBER 31, 2002
                                ---------------------------------------------------------------------------------------------
Income before income taxes      $    96,202             $   130,087               $ 189,115               $  87,339
Computed "expected" tax
  expense                       $    33,671     35.00%  $    45,530      35.00%   $  66,190     35.00%    $  30,569     35.00%
Separate account DRD                 (1,103)    (1.15)       (1,461)     (1.12)      (2,771)    (1.47)            -         -
Miscellaneous other
  permanent differences                (240)    (0.25)          190       0.15        1,167      0.62        (2,059)    (2.36)
IRS audit adjustments                     -         -        (8,749)     (6.73)     (13,174)    (6.97)            -         -
Other                                 1,458      1.52        (3,665)     (2.82)           -         -             -         -
                                ---------------------------------------------------------------------------------------------
Provision for
  income taxes                  $    33,786     35.12%  $     31,845     24.48%   $  51,412     27.18%    $  28,510     32.64%
                                =============================================================================================

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities were as follows:

                                                                      SUCCESSOR      PREDECESSOR
                                                                     ----------------------------
                                                                             DECEMBER 31
                                                                         2004            2003
                                                                     ----------------------------
Deferred income tax assets:
  Goodwill                                                           $      4,141    $      4,515
  Intangibles                                                              16,824               -
  Adjustment to life policy liabilities                                   478,178          93,094
  Adjustment to claims reserves                                               165           3,627
  Capitalization of policy acquisition costs                               66,798          76,060
  Investment impairments                                                   34,900          44,719
  Capital loss carryforwards                                               27,392           8,400
  Post-retirement benefits                                                      -           3,917
  Uncollected premium adjustment                                            7,002           8,109
  Guaranty fund assessments                                                   627             728
  Furniture and fixtures                                                    1,915               -
  Other                                                                     6,268           7,101
                                                                     ----------------------------
Total deferred income tax assets                                          644,210         250,270
  Valuation allowance                                                     (27,392)              -
                                                                     ----------------------------
Net deferred income tax assets                                            616,818         250,270
                                                                     ----------------------------
Deferred income tax liabilities:
  Unrealized appreciation of investment securities (net of
   deferred policy acquisition costs adjustment: $243 and
   $30,804, respectively)                                                 167,563         446,403
  Securities - basis adjustment                                           353,259               -
  Amounts due from reinsurers                                               5,197               -
  Deferred policy acquisition costs                                         4,836         129,606
  Bond discount accrual                                                     4,988          29,132
  Present value of future profits                                               -          15,819
  Intangible assets                                                             -           8,086
  Other                                                                     2,969           1,395
                                                                     ----------------------------
Total deferred income tax liabilities                                     538,812         630,441
                                                                     ----------------------------
Net deferred income tax asset (liability)                            $     78,006    $   (380,171)
                                                                     ============================

On August 2, 2004, the Company established a valuation allowance related to capital loss carry forwards of $27,392. The Company determined the need for a valuation allowance due to the fact that the capital losses generated in 2002 and 2003 continue to be available for carryback purposes by the Company's former parent, Safeco. Until such time as the carryback potential has expired, the Company will maintain this valuation allowance.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account"
(PSA). No federal income taxes have been provided for in the financial statements for Symetra Life Insurance Company or Symetra National Life Insurance Company on income deferred in the PSA ($6,918 and $530, respectively). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. However, in any taxable year beginning after 2004 and before 2007, direct and indirect distributions from the PSA will be treated as zero (no tax due). If the PSA is not distributed during the window and the entire amount in the PSA account becomes taxable, the tax thereon, computed at the current rates would amount to $2,421 and $185, respectively.

8. COMPREHENSIVE INCOME

Comprehensive income is defined as all changes in shareholder's equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which for us consists of changes in unrealized gains or losses of investments and derivatives carried at fair value and the deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

                                                                     SUCCESSOR      PREDECESSOR
                                                                    ----------------------------
                                                                            DECEMBER 31
                                                                        2004            2003
                                                                    ----------------------------
     Net unrealized gains on available-for-sale securities          $    479,948    $  1,344,677
     Net unrealized gains on derivative financial instruments                  -          18,772
     Adjustment for deferred policy acquisition costs                       (695)        (88,012)
     Deferred income taxes                                              (167,739)       (446,292)
                                                                    ----------------------------
     Accumulated OCI                                                $    311,514    $    829,145
                                                                    ============================

The following summarizes the net changes in OCI:

                                                           SUCCESSOR                      PREDECESSOR
                                                          ---------------------------------------------------------
                                                          PERIOD FROM      PERIOD FROM
                                                            AUGUST 2,      JANUARY 1,
                                                          2004 THROUGH    2004 THROUGH
                                                          DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                              2004             2004           2003          2002
                                                          ---------------------------------------------------------
Increase (decrease) in unrealized appreciation/
  depreciation of:
    Available-for-sale securities                         $    479,948    $   (329,336)   $   227,128    $  705,967
    Derivative financial instruments                                 -          (6,829)        (2,186)      (10,631)
Adjustment for deferred policy acquisition costs                  (695)         39,095        (33,617)      (45,098)
Deferred income taxes                                         (167,739)        103,975        (66,964)     (227,583)
                                                          ---------------------------------------------------------
Net change in accumulated OCI                             $    311,514    $   (193,095)   $   124,361    $  422,655
                                                          =========================================================

9. COMMITMENTS AND CONTINGENCIES

At December 31, 2004, unfunded mortgage loan commitments were $4,655. We had no other material commitments or contingencies at December 31, 2004.

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheet. At December 31, 2004 and 2003, we had liabilities of $6,921 and $7,948 for estimated guaranty fund assessments. We had a related asset for premium tax offsets of $5,127 and $5,866 at December 31, 2004 and 2003, respectively.

Because of the nature of our business, we are subject to legal actions filed or threatened in the ordinary course of our business operations. We do not believe that such litigation will have a material adverse effect on our consolidated financial condition, future operating results or liquidity.

We lease office space, commercial real estate and certain equipment under leases that expire at various dates through 2015. We account for these leases as operating leases. We do not have any capitalized leases. Certain leases include renewal options.

Minimum rental commitments for the next five years and thereafter, including cost escalation clauses, for leases in effect at December 31, 2004, are as follows:

                                       MINIMUM
             YEAR PAYABLE              RENTALS
             ------------            -----------
             2005                    $     8,134
             2006                          5,665
             2007                          5,804
             2008                          5,825
             2009                          5,914
             Thereafter                   35,413
                                     -----------
             Total                   $    66,755
                                     ===========

The amount of rent expense charged to operations was $4,176, $5,300, $8,878, and $7,507 for the five months ended December 31, 2004, the seven months ended August 1, 2004 and the years ended December 31, 2003 and 2002, respectively.

10. EMPLOYEE BENEFIT PLANS

SUCCESSOR PLAN

Symetra Financial Corporation sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k)/profit-sharing plan that includes a matching contribution of 66.6% of a participant's contributions, up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant's compensation, and a variable component based on the Board of Director's discretion. No variable profit-sharing contributions were made as of December 31, 2004. The expense related to this plan was $2,486 for the five months ended December 31, 2004.

Symetra Financial Corporation also sponsors a performance share plan (the Performance Share Plan), which provides incentives to selected executives based on the long term success of the Company. The Board of Directors of the Company may grant to an executive an award of performance shares. Each performance share reflects the financial value of the combination of the growth in both book value and enterprise value, conditional upon attainment of a stated performance goal over the award period specified in the grant. The performance shares are exchanged for a cash payment at the end of the award period. The Performance Share Plan in effect in 2004 is for the 29-month period of August 2, 2004, through December 31, 2006. The amount expensed for the period from August 2, 2004, through December 31, 2004, related to the Performance Share Plan was $1,928 million.

The Company does not offer any healthcare, life insurance, or other post-retirement benefits to retired employees.

PREDECESSOR PLANS

Through the date of acquisition, Safeco sponsored defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provided a post-retirement benefit program for certain retired employees. Eligibility for participation in the various plans was generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans were made in cash. Costs allocated to the Company for these plans were $2,305 for the seven months ended August 1, 2004, and $6,178 and $5,986 for the years ended December 31, 2003 and 2002, respectively.

The Safeco 401(k)/Profit Sharing Retirement Plan was a defined contribution plan. It included a minimum contribution of 3% of each eligible participant's compensation, a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco's income. No profit-sharing contributions were made in 2004, 2003, or 2002.

The Safeco Employee's Cash Balance Plan (CBP) was a noncontributory defined benefit plan that provided benefits for each year of service after 1988, based on the participant's eligible compensation, plus a stipulated rate of return on the benefit balance. Safeco made contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act (ERISA). Costs allocated to the Company for this plan were 1% or less of income before income taxes for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002.

In addition, Safeco provided certain healthcare and life insurance benefits and other post-retirement benefits (collectively, OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco's OPRB program was amended. In addition, Safeco's OPRB benefit obligation was revalued to reflect the reduction in staff that was part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

The Company participated in Safeco's Long-Term Incentive Plan of 1997 (the
Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSRs), performance stock rights (PSRs) and stock appreciation rights were authorized under the Plan. Stock-based compensation expense allocated to the Company was $1,873, $2,746, and $1,301 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Stock options were granted at exercise prices not less than the fair market value of the stock on the date of the grant. The terms and conditions upon which options became exercisable varied among grants; however, option rights expired no later than ten years from the date of grant. Safeco granted options and rights to key employees. Options generally vested on a straight-line basis over four years.

RSRs provided for the holder to receive a stated number of share rights if the holder remains employed for a stated number of years. PSRs provided for the holder to receive a stated number of share rights if the holder attains certain specified performance goals within a stated performance cycle. Performance goals included operating income, return on equity, relative stock price appreciation and/or other criteria.

As a result of the sale of its life insurance companies, Safeco retained liabilities related to OPRB, the CBP, and the Plan.

11. DIVIDEND RESTRICTIONS

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days' prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2004, the amount of retained earnings available for the payment of dividends without prior regulatory approval is $159,228.

12. STATUTORY-BASIS INFORMATION

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
(NAIC), including the revised ACCOUNTING PRACTICES AND PROCEDURES MANUAL. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                   2004         2003          2002
                                                                -------------------------------------
Statutory net income (loss):
  Symetra Life Insurance Company                                $  222,104   $  156,699    $   14,968
  Symetra National Life Insurance Company                              119          507           281
  First Symetra National Life Insurance Company of New York            857          (29)       (1,616)
  American States Life Insurance Company                            23,237       14,103        16,403
                                                                -------------------------------------
Total                                                           $  246,317   $  171,280    $   30,036
                                                                =====================================

                                                                                       DECEMBER 31
                                                                                   2004          2003
                                                                               -------------------------
Statutory capital and surplus:
  Symetra Life Insurance Company                                               $ 1,138,437   $ 1,059,564
                                                                               ===========   ===========

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2004, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

13. RELATED PARTIES

In June 2000, we issued a guarantee to General America Corporation (GAC), an affiliate. Under the guarantee, we guarantee repayment of a loan made by GAC to Investar. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC and the guarantee is no longer in effect. We do not have any guarantees subject to the recognition provisions of FIN 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS.

We are obligated under a real estate lease with GAC through July 31, 2005. The current minimum aggregate rental commitment under this lease obligation is $5,281 at December 31, 2004.

Total related-party rent expense for all facilities charged to operations, was $5,300, $8,878, and $7,507 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Prior to August 2, 2004, Safeco and its affiliates provided us with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determined allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses were included in net investment income and other operating expenses within our Consolidated Statement of Income. Safeco charged us expenses of $21,370, $40,010, and $28,564 for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002, respectively. These expenses included charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

As of December 31, 2003, we owed Safeco and its affiliates $8,569, which is included in other liabilities on our Consolidated Balance Sheets. These balances were settled within 30 days.

On July 30, 2004, as part of the purchase of Safeco's life insurance companies, $7,703 of fixed assets and software was transferred to the Company and reflected as a capital contribution. The remaining $1,131, of the total $8,834, was a cash contribution.

During 2003, liabilities of $4,537 owed to Safeco were forgiven and reflected as a capital contribution. Safeco contributed capital of $100,000 to us in the form of United States Treasury notes on December 20, 2002.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $1,681, $4,399, and $10,929 for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002, respectively.

Symetra Assigned Benefits Service Company and Symetra National Life Insurance Company, affiliates of the Company, also purchased structured settlement annuities which were assigned from various affiliated property and casualty companies totaling $10,324, $29,308, and $37,155 for the seven months ended August 1, 2004 and for the years ended December 31, 2003 and 2002, respectively.

Symetra Financial entered into an Investment Management Agreement on March 14, 2004, with White Mountains Advisors, Ltd. This agreement provides for investment advisory services related to our invested assets and portfolio management services. Fees are paid quarterly and amounted to $10,438 for the five-month period ending December 31, 2004.

14. SEGMENT INFORMATION

We provide a broad range of products and services that include individual and group insurance products, pension products, and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual, and Other based on product groupings:

     Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance, and disability products.

     Income Annuities' principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

     Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts, and corporate retirement funds.

     Individual's products include term, universal and variable universal life, and bank owned life insurance.

     Other is comprised mainly of investment income not allocated to other segments.

The Company allocates capital and related investment income to each segment based on RBC formula. Amounts were restated to reflect the allocated capital and related investment income in segment results.

We evaluate our results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment gains (losses). Management believes the presentation of segment pretax operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

                                              PERIOD FROM AUGUST 2, 2004 THROUGH DECEMBER 31, 2004 - SUCCESSOR
                                   --------------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP       ANNUITIES       SERVICES      INDIVIDUAL     OTHER          TOTAL
                                   --------------------------------------------------------------------------------------
Revenues:
  Premiums                         $   207,396    $         -    $       105   $    55,694   $         -    $     263,195
  Net investment income                  8,698        184,069        124,172        89,229         4,268          410,436
  Other revenue                             (9)           151         10,965         6,224            80           17,411
                                   --------------------------------------------------------------------------------------
Total (excluding net realized          216,085        184,220        135,242       151,147         4,348          691,042
  investment gains (losses))

Benefits and expenses:
  Policy benefits                      124,008        162,843         91,355       106,225             -          484,431
  Other underwriting and
    operating expenses                  49,988          8,418         26,095        28,566           733          113,800
  Amortization of deferred
    policy acquisition costs             1,352              -            236            38             -            1,626
                                   --------------------------------------------------------------------------------------
Total                                  175,348        171,261        117,686       134,829           733          599,857
Pretax operating earnings               40,737         12,959         17,556        16,318         3,615           91,185

Net realized investment gains
   (losses)                                 (1)        (3,277)         2,159         2,809         3,327            5,017
                                   --------------------------------------------------------------------------------------
Income before income taxes         $    40,736    $     9,682    $    19,715   $    19,127   $     6,942    $      96,202
                                   ======================================================================================

Assets:
  Total investments                $   526,113    $ 7,752,278    $ 6,721,800   $ 4,271,000   $   (80,036)   $  19,191,155
  Separate account assets                    -              -      1,114,843       113,517             -        1,228,360
  Total assets                         629,644      7,883,422      8,245,373     4,737,864       522,386       22,018,689

                                              PERIOD FROM JANUARY 1, 2004 THROUGH AUGUST 1, 2004 - PREDECESSOR
                                    -----------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP        ANNUITIES      SERVICES      INDIVIDUAL      OTHER         TOTAL
                                    -----------------------------------------------------------------------------------
Revenues:                           $   293,213    $         -    $        92   $    64,620   $         -   $   357,925
  Premiums
  Net investment income                  13,565        290,307        224,995       139,063        25,534       693,464
  Other revenue                               -            193         14,776        14,774            54        29,797
                                    -----------------------------------------------------------------------------------
Total (excluding net realized           306,778        290,500        239,863       218,457        25,588     1,081,186
  investment gains)

Benefits and expenses:
  Policy benefits                       196,468        274,800        158,186       153,167             -       782,621
  Other underwriting and
    operating expenses                   70,479          9,423         35,398        36,059        15,622       166,981
  Amortization of deferred
    policy acquisition costs             10,537              -         16,313         7,314             -        34,164
  Intangibles and goodwill
    amortization                            794              -            801         1,746         1,588         4,929
                                    -----------------------------------------------------------------------------------
Total                                   278,278        284,223        210,698       198,286        17,210       988,695
Pretax operating earnings                28,500          6,277         29,165        20,171         8,378        92,491

Net realized investment gains               140         12,751          4,983         5,225        14,497        37,596
                                    -----------------------------------------------------------------------------------
Income before income taxes          $    28,640    $    19,028    $    34,148   $    25,396   $    22,875   $   130,087
                                    ===================================================================================

                                                         YEAR ENDED DECEMBER 31, 2003 - PREDECESSOR
                                   ---------------------------------------------------------------------------------------
                                                   INCOME        RETIREMENT
                                      GROUP       ANNUITIES       SERVICES      INDIVIDUAL       OTHER           TOTAL
                                   ---------------------------------------------------------------------------------------
Revenues:
  Premiums                         $   545,102   $         -    $       316    $   135,100    $         -    $     680,518
  Net investment income                 23,089       517,771        394,115        241,651         33,568        1,210,194
  Other revenue                          1,243           187         23,229         14,179            606           39,444
                                   ---------------------------------------------------------------------------------------
Total (excluding net realized          569,434       517,958        417,660        390,930         34,174        1,930,156
  investment gains (losses))

Benefits and expenses:
  Policy benefits                      310,848       468,617        283,085        293,218              -        1,355,768
  Other underwriting and
    operating expenses                 138,857        20,044         59,994         68,376         11,843          299,114
  Amortization of deferred
    policy acquisition costs            12,817             -         26,570         11,940              -           51,327
  Intangibles and goodwill
    amortization                         1,361             -            596          3,652          2,722            8,331
                                   ---------------------------------------------------------------------------------------
Total                                  463,883       488,661        370,245        377,186         14,565        1,714,540
Pretax operating earnings              105,551        29,297         47,415         13,744         19,609          215,616

Net realized investment gains
  (losses)                                 337        (8,624)        (3,759)        (6,210)        (8,245)         (26,501)
                                   ---------------------------------------------------------------------------------------
Income before income taxes         $   105,888   $    20,673    $    43,656    $     7,534    $    11,364    $     189,115
                                   =======================================================================================
Assets:
  Total investments                $   456,476   $ 7,330,513    $ 6,899,115    $ 4,024,611    $   468,960    $  19,179,675
  Separate account assets                    -             -      1,032,272        105,167              -        1,137,439
  Total assets                         643,438     7,615,963      8,570,557      4,619,523        960,016       22,409,497

                                                       YEAR ENDED DECEMBER 31, 2002 - PREDECESSOR
                                    -----------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP        ANNUITIES      SERVICES      INDIVIDUAL      OTHER         TOTAL
                                    -----------------------------------------------------------------------------------
Revenues:
  Premiums                          $   467,961    $         -    $       465   $   131,142   $         -   $   599,568
  Net investment income                  19,400        530,861        383,322       244,122        27,210     1,204,915
  Other revenue                           4,102             16         23,430        11,421           447        39,416
                                    -----------------------------------------------------------------------------------
Total (excluding net realized           491,463        530,877        407,217       386,685        27,657     1,843,899
  investment gains (losses))

Benefits and expenses:
  Policy benefits                       276,950        470,213        288,516       286,650             -     1,322,329
  Other underwriting and
    operating expenses                  124,476         17,170         45,069        55,549         1,843       244,107
  Amortization of deferred
    policy acquisition costs              6,171              -         22,172        12,457             -        40,800
  Intangibles and goodwill
    amortization                            567              -          2,002         3,470         2,722         8,761
                                    -----------------------------------------------------------------------------------
Total                                   408,164        487,383        357,759       358,126         4,565     1,615,997
Pretax operating earnings                83,299         43,494         49,458        28,559        23,092       227,902

Net realized investment gains
  (losses)                                 (126)       (53,474)       (87,455)       (5,976)        6,468      (140,563)
                                    -----------------------------------------------------------------------------------
Income (loss) before income
  taxes                             $    83,173    $    (9,980)   $   (37,997)  $    22,583   $    29,560   $    87,339
                                    ===================================================================================

                           SYMETRA SEPARATE ACCOUNT SL
                                     PART C
                                OTHER INFORMATION

ITEM 26: EXHIBITS

EXHIBIT         DESCRIPTION                                                                  REFERENCE
----------------------------------------------------------------------------------------------------------------------------
(a)             Resolution of Board of Directors of Symetra Life authorizing the Separate    (1)
                Account

(b)             Custodian Agreements                                                         Not Applicable

(c)             Principal Underwriter's Agreement                                            (1)
                Form of Broker-Dealer Selling Agreement                                      (8)

(d)             Form of Individual Flexible Premium Variable                                 (4)
                Life Insurance Policy
                Form of Guaranteed Death Benefit Endorsement                                 (8)
                Form of Extended Maturity Benefit Endorsement                                (8)
                Form of Additional Term Insurance Endorsement                                (8)
                Form of Accidental Death Benefit Endorsement                                 (8)
                Form of Twenty Year Additional Term Endorsement                              (8)
                Form of Waiver of Premium - Primary Insured                                  (8)
                Form of Waiver of Monthly Deduction - Primary Insured                        (8)
                Form of Insured Children's Term Insurance                                    (8)
                Form of Guaranteed Insurability Option                                       (8)
                Form of Safety Benefit                                                       Filed Herewith
                Form of Accelerated Death Benefit Rider for Terminal Illness                 Filed Herewith
                Form of Accelerate Death Benefit Rider                                       Filed Herewith
                Form of Accelerated Death Benefit Rider for Nursing Home Care                Filed Herewith
                Form of Transportation Benefit                                               Filed Herewith

(e)             (i)  Application Form (revised 5/02)                                         (8)
                (ii) Part IV Application Form (revised 7/97)                                 (8)

(f)             Articles of Incorporation of Symetra Life Insurance Company as Amended       (1)
                11/26/90
                Amendment to Articles of Incorporation of Symetra dated 9/1/04               (10)
                Bylaws of Symetra Life Insurance Company as Amended 6/4/04                   (10)

(g)             Reinsurance Agreement                                                        (1)

(h)             1.   Participation Agreement (Fidelity VIP I & II)                           (1)
                2.   Form of Sub-Licensing Agreement                                         (1)
                3.   Amendment No. 1 to Participation Agreement (VIP I)                      (8)
                4.   Amendment No. 1 to Participation Agreement (VIP II)                     (8)

                5.   Form of Participation Agreement (Fidelity VIP III)                      (4)
                6.   Amendment No. 1 to Participation Agreement (VIP III)                    (8)

                7.   Participation Agreement (Lexington/ING)                                 (2)

                8.   Participation Agreement (Wanger)                                        (4)
                9.   Amendment No. 1 to Participation Agreement                              (7)
                10.  Administrative Services Agreement                                       (4)
                11.  Amendment No. 1 to Administrative Services Agreement                    (4)

EXHIBIT         DESCRIPTION                                                                  REFERENCE
----------------------------------------------------------------------------------------------------------------------------
                12.  Participation Agreement (ACVP)                                          (7)
                13.  Amendment No. 1 to Participation Agreement                              (7)
                14.  Amendment No. 2 to Participation Agreement                              (7)
                15.  Amendment No. 3 to Participation Agreement                              (7)
                16.  Form of Amendment No. 4 to Participation Agreement                      (9)
                17.  Form of Amendment No. 5 to Participation Agreement                      Filed Herewith

                18.  Participation Agreement (AIM/INVESCO)                                   (7)
                19.  Form of Amendment No. 1 to Participation Agreement                      (9)

                20.  Form of Participation Agreement (Dreyfus)                               (3)
                21.  Amendment No. 1 to Participation Agreement                              (9)

                22.  Participation Agreement (Franklin Templeton)                            (7)
                23.  Amendment No. 1 to Participation Agreement                              (7)
                24.  Amendment No. 2 to Participation Agreement                              (7)
                25.  Amendment No. 3 to Participation Agreement                              (10)
                26.  Amendment No. 4 to Participation Agreement                              (10)
                27.  Amendment No. 5 to Participation Agreement                              Filed Herewith

                28.  Form of Participation Agreement (J.P. Morgan)                           (3)
                29.  Amendment No. 1 to Participation Agreement                              (9)

                30.  Participation Agreement (Federated)                                     (2)
                31.  Amendment to Participation Agreement                                    (7)
                32.  Amendment No. 2 to Participation Agreement                              (8)

                33.  Participation Agreement (Scudder)                                       (5)
                34.  Reimbursement Agreement (Scudder)                                       (5)
                35.  Participating Contract and Policy Agreement (Scudder)                   (5)
                36.  Services Agreement (Scudder)                                            (6)
                37.  Letter Amendment to Participation Agreement                             (8)

                38.  Form of Participation Agreement (Pioneer)                               (10)

                39.  Form of Participation Agreement (PIMCO)                                 Filed Herewith

(i)             Administrative Contracts                                                     Not Applicable

(j)             Other Material Contracts                                                     Not Applicable

(k)             Opinion and Consent of Counsel (Jacqueline M. Veneziani)                     (8)

(l)             Opinion and Consent of Actuary (Graham T. Summerlee)                         Filed Herewith

(m)             Sample Calculation                                                           Filed Herewith

(n)             Consent of Ernst & Young, LLP Independent Registered Public
                         Accounting Firm                                                     Filed Herewith

(o)             Omitted Financial Statements                                                 Not Applicable

(p)             Initial Capital Agreements                                                   Not Applicable

(q)             Redeemability Exemption:  Description of Symetra Life Insurance Company's    Filed Herewith
                Issuance, Transfer and Redemption Procedures for Policies

(1) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

(2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

(3) Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

(4) Incorporated by reference to Pre-Effective Amendment No. 2 to From S-6 registration statement of Symetra Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

(5) Incorporated by reference to Post-Effective Amendment on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

(6) Incorporated by reference to Post Effective Amendment on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

(7) Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

(8) Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

(9) Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

(10) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Symetra Life Insurance Company ("Symetra") who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

NAME                                     POSITIONS WITH SYMETRA                    PRINCIPAL BUSINESS ADDRESS
-----------------------------------------------------------------------------------------------------------------
Randall H. Talbot                           Director, President                       5069 154th Place N.E.
                                                                                      Redmond, WA 98052.

Roger F. Harbin                     Director, Executive Vice President                5069 154th Place N.E.
                                              and Treasurer                           Redmond, WA 98052

Allyn D. Close                        Director, Senior Vice President                 5069 154th Place N.E.
                                                                                      Redmond, WA 98052

George C. Pagos                      Director, Vice President, General                5069 154th Place N.E.
                                          Counsel and Secretary                       Redmond, WA 98052

Jennifer V. Davies                    Director, Senior Vice President                 5069 154th Place N.E.
                                                                                      Redmond, WA 98052

Margaret A. Meister                 Director, Vice President and Chief                5069 154th Place N.E.
                                                 Actuary                              Redmond, WA 98052

Oscar Tengtio                       Director, Executive Vice President                5069 154th Place N.E.
                                        and Chief Financial Officer                   Redmond, WA 98052

Colleen M. Murphy                  Assistant Vice President, Controller,              5069 154th Place N.E.
                                         and Assistant Secretary                      Redmond, WA 98052

Graham T.  Summerlee                Assistant Vice President and Senior               5069 154th Place N.E.,
                                                 Actuary                              Redmond, WA 98052

Michele M. Kemper                        Vice President and Chief                     5069 154th Place N.E.,
                                    Compliance Officer of the Separate                Redmond, WA 98052
                                                 Account

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company ("Symetra") established Symetra Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is an organization chart of Symetra Financial Corporation.

                  SYMETRA FINANCIAL CORPORATION & SUBSIDIARIES

                                                                                            STATE OF
NAME                                           OWNERSHIP                                  INCORPORATION   BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
Symetra Financial Corporation                  Holding Company                            DE              Insurance Holding Company
  Symetra Life Insurance Company               100% Symetra Financial Corporation         WA              Life Insurance
    Symetra National Life Insurance Company    100% Symetra Life Insurance Company        WA              Life Insurance
    American States Life Insurance Company     100% Symetra Life Insurance Company        IN              Life Insurance
    First Symetra National Life Insurance
Company of New York                            100% Symetra Life Insurance Company        NY              Life Insurance
  Symetra Assigned Benefits Service Company    100% Symetra Financial Corporation         WA              Structured Settlements
  Symetra Administrative Services, Inc.        100% Symetra Financial Corporation         WA              Third Party Administrator
    Employee Benefit Consultants, Inc.         100% Symetra Administrative Services, Inc. WI              Insurance
    Wisconsin Pension and Group Services, Inc. 100% Symetra Administrative Services, Inc. WI              Insurance
  Symetra Asset Management Company             100% Symetra Financial Corporation         WA              Asset Management
  Symetra Securities, Inc.                     100% Symetra Financial Corporation         WA              Broker Dealer/ Underwriter
  Symetra Services Corporation                 100% Symetra Financial Corporation         WA              Administrative Services
  Symetra Investment Services, Inc.            100% Symetra Financial Corporation         WA              Broker Dealer

ITEM 29: INDEMNIFICATION

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

a. Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for Symetra Life's variable annuity contracts and group variable annuity contracts.

b. The following information is provided for each officer and director of the principal underwriter:

                                            POSITIONS AND OFFICES
            NAME                              WITH UNDERWRITER                        PRINCIPAL BUSINESS ADDRESS
-----------------------------------------------------------------------------------------------------------------
Linda C. Mahaffey                           Director and President                    4854 154th Place N.E.
                                                                                      Redmond, WA 98052.

Roger F. Harbin                         Director, Senior Vice President               5069 154th Place N.E.
                                                                                      Redmond, WA 98052.

Joanne Salisbury                    Vice President, Controller, Treasurer,            4854 154th Place N.E.
                                               Financial Principal                    Redmond, WA 98052.
                                                 and Secretary

Allyn D. Close                                      Director                          5069 154th Place N.E.
                                                                                      Redmond, WA 98052.

Michael F. Murphy                           Chief Compliance Officer                  5069 154th Place N.E.
                                                                                      Redmond, WA 98052.

Scott L. Bartholomaus                            Vice President                       5069 154th Place N.E.
                                                                                      Redmond, WA 98052.

c. During the fiscal year ended December 31, 2004, Symetra Securities, Inc., received $492,481 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Symetra Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder. Effective July 15, 2005, Symetra Life Insurance Company will be located at 777 108th Avenue NE, Bellevue, Washington 98004.

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33: FEE REPRESENTATION

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 29th day of April, 2005.

                                      Symetra Separate Account SL
                                                     (Registrant)

                                       By: Symetra Life Insurance Company
                                           ------------------------------


                               By:     /s/ Randall H. Talbot
                                   -----------------------------------
                                       Randall H. Talbot, President

                                By: Symetra Life Insurance Company
                                             (Depositor)

                               By:     /s/ Randall H. Talbot
                                   -----------------------------------
                                       Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

NAME                                       TITLE
-----------------------------------------------------------------------------------------------------------

/s/ ALLYN D. CLOSE                         Director
------------------------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                        Director, Vice President, General Counsel  & Secretary
------------------------------------
George C. Pagos


/s/ COLLEEN M. MURPHY                      Assistant Vice President, Controller and
-------------------------------------      Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES                     Director
------------------------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                    Director and Chief Actuary
------------------------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                        Director, Executive Vice President and Treasurer
---------------------------
Roger F. Harbin

/s/ RANDALL H. TALBOT                      Director and President
---------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                          Director, Executive Vice President and Chief Financial
----------------------                     Officer
Oscar Tengtio